UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report - June 30, 2026

Baron Partners Fund

Retail: BPTRX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$90Footnote Reference**	1.73%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $22.
Footnote***	Includes interest expense of 0.42%.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,366	$10,440	$10,459
12/31/16	$10,364	$10,879	$10,507
03/31/17	$11,611	$11,504	$11,231
06/30/17	$13,308	$11,851	$11,705
09/30/17	$13,487	$12,393	$12,323
12/31/17	$13,633	$13,178	$13,162
03/31/18	$14,100	$13,093	$13,448
06/30/18	$15,724	$13,602	$13,873
09/30/18	$16,049	$14,571	$14,923
12/31/18	$13,358	$12,487	$12,536
03/31/19	$15,593	$14,241	$14,996
06/30/19	$16,753	$14,824	$15,806
09/30/19	$16,466	$14,996	$15,700
12/31/19	$19,369	$16,361	$16,983
03/31/20	$15,349	$12,941	$13,580
06/30/20	$22,926	$15,792	$17,689
09/30/20	$33,714	$17,246	$19,347
12/31/20	$48,136	$19,778	$23,027
03/31/21	$47,922	$21,033	$22,897
06/30/21	$50,203	$22,767	$25,432
09/30/21	$52,942	$22,743	$25,239
12/31/21	$63,246	$24,853	$25,958
03/31/22	$59,515	$23,542	$22,692
06/30/22	$41,310	$19,610	$17,911
09/30/22	$45,408	$18,734	$17,794
12/31/22	$36,328	$20,080	$19,022
03/31/23	$44,802	$21,522	$20,759
06/30/23	$51,733	$23,327	$22,054
09/30/23	$47,991	$22,568	$20,902
12/31/23	$51,987	$25,292	$23,942
03/31/24	$47,274	$27,826	$26,216
06/30/24	$47,730	$28,721	$25,373
09/30/24	$54,348	$30,510	$27,033
12/31/24	$69,004	$31,313	$29,234
03/31/25	$56,979	$29,835	$27,152
06/30/25	$63,862	$33,114	$32,095
09/30/25	$72,224	$35,821	$32,987
12/31/25	$85,943	$36,682	$31,765
03/31/26	$81,309	$35,231	$29,748
06/30/26	$94,756	$40,667	$34,075

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	48.38%	13.55%	25.22%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Baron Partners Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BPTRX

Semi-Annual Shareholder Report - June 30, 2026

Baron Partners Fund

Institutional: BPTIX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76Footnote Reference**	1.45%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $20.
Footnote***	Includes interest expense of 0.38%.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,037,149	$1,043,978	$1,045,920
12/31/16	$1,037,424	$1,087,922	$1,050,691
03/31/17	$1,163,456	$1,150,404	$1,123,126
06/30/17	$1,334,342	$1,185,096	$1,170,467
09/30/17	$1,353,055	$1,239,271	$1,232,302
12/31/17	$1,368,465	$1,317,807	$1,316,175
03/31/18	$1,416,346	$1,309,313	$1,344,795
06/30/18	$1,580,627	$1,360,230	$1,387,259
09/30/18	$1,614,474	$1,457,132	$1,492,337
12/31/18	$1,344,524	$1,248,730	$1,253,648
03/31/19	$1,570,446	$1,424,095	$1,499,631
06/30/19	$1,688,222	$1,482,413	$1,580,637
09/30/19	$1,660,200	$1,499,646	$1,569,990
12/31/19	$1,954,703	$1,636,074	$1,698,314
03/31/20	$1,550,072	$1,294,140	$1,357,974
06/30/20	$2,316,828	$1,579,207	$1,768,910
09/30/20	$3,409,270	$1,724,613	$1,934,718
12/31/20	$4,870,701	$1,977,814	$2,302,689
03/31/21	$4,852,260	$2,103,344	$2,289,673
06/30/21	$5,086,517	$2,276,655	$2,543,186
09/30/21	$5,367,170	$2,274,340	$2,523,861
12/31/21	$6,416,043	$2,485,343	$2,595,776
03/31/22	$6,041,579	$2,354,155	$2,269,219
06/30/22	$4,196,051	$1,960,984	$1,791,055
09/30/22	$4,615,523	$1,873,434	$1,779,362
12/31/22	$3,695,034	$2,007,985	$1,902,163
03/31/23	$4,560,026	$2,152,164	$2,075,943
06/30/23	$5,268,732	$2,332,662	$2,205,359
09/30/23	$4,890,777	$2,256,761	$2,090,153
12/31/23	$5,301,265	$2,529,194	$2,394,190
03/31/24	$4,823,797	$2,782,603	$2,621,558
06/30/24	$4,873,234	$2,872,091	$2,537,314
09/30/24	$5,552,598	$3,050,998	$2,703,289
12/31/24	$7,054,675	$3,131,339	$2,923,379
03/31/25	$5,829,129	$2,983,479	$2,715,233
06/30/25	$6,537,101	$3,311,400	$3,209,452
09/30/25	$7,397,834	$3,582,146	$3,298,652
12/31/25	$8,808,629	$3,668,221	$3,176,455
03/31/26	$8,339,035	$3,523,056	$2,974,780
06/30/26	$9,724,222	$4,066,714	$3,407,536

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	48.75%	13.84%	25.54%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Baron Partners Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BPTIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Partners Fund

R6: BPTUX

This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78Footnote Reference**	1.49%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $23.
Footnote***	Includes interest expense of 0.44%.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,185,746	$5,219,888	$5,229,599
12/31/16	$5,188,498	$5,439,612	$5,253,453
03/31/17	$5,817,281	$5,752,022	$5,615,631
06/30/17	$6,671,712	$5,925,478	$5,852,337
09/30/17	$6,765,272	$6,196,353	$6,161,511
12/31/17	$6,842,323	$6,589,034	$6,580,874
03/31/18	$7,081,728	$6,546,567	$6,723,975
06/30/18	$7,903,137	$6,801,152	$6,936,293
09/30/18	$8,072,372	$7,285,661	$7,461,687
12/31/18	$6,722,620	$6,243,651	$6,268,239
03/31/19	$7,852,229	$7,120,475	$7,498,153
06/30/19	$8,442,488	$7,412,064	$7,903,185
09/30/19	$8,302,377	$7,498,232	$7,849,949
12/31/19	$9,773,510	$8,180,372	$8,491,571
03/31/20	$7,750,357	$6,470,699	$6,789,870
06/30/20	$11,584,135	$7,896,036	$8,844,551
09/30/20	$17,046,352	$8,623,065	$9,673,591
12/31/20	$24,352,128	$9,889,071	$11,513,446
03/31/21	$24,259,923	$10,516,721	$11,448,364
06/30/21	$25,431,211	$11,383,277	$12,715,930
09/30/21	$26,834,477	$11,371,699	$12,619,305
12/31/21	$32,078,918	$12,426,715	$12,978,882
03/31/22	$30,206,584	$11,770,776	$11,346,096
06/30/22	$20,980,429	$9,804,921	$8,955,274
09/30/22	$23,076,244	$9,367,169	$8,896,812
12/31/22	$18,473,754	$10,039,925	$9,510,817
03/31/23	$22,797,161	$10,760,821	$10,379,714
06/30/23	$26,340,728	$11,663,310	$11,026,795
09/30/23	$24,449,337	$11,283,807	$10,450,766
12/31/23	$26,501,799	$12,645,971	$11,970,948
03/31/24	$24,116,031	$13,913,015	$13,107,792
06/30/24	$24,361,625	$14,360,456	$12,686,571
09/30/24	$27,758,473	$15,254,989	$13,516,447
12/31/24	$35,267,344	$15,656,696	$14,616,894
03/31/25	$29,139,546	$14,917,395	$13,576,164
06/30/25	$32,679,445	$16,557,002	$16,047,258
09/30/25	$36,981,554	$17,910,731	$16,493,262
12/31/25	$44,034,024	$18,341,104	$15,882,276
03/31/26	$41,686,008	$17,615,281	$14,873,901
06/30/26	$48,608,750	$20,333,568	$17,037,679

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	48.75%	13.83%	25.54%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Baron Partners Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BPTUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Focused Growth Fund

Retail: BFGFX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$68	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,099	$10,440	$10,698
12/31/16	$10,029	$10,879	$10,976
03/31/17	$10,884	$11,504	$11,662
06/30/17	$11,974	$11,851	$12,144
09/30/17	$12,354	$12,393	$12,845
12/31/17	$12,673	$13,178	$13,661
03/31/18	$12,796	$13,093	$13,986
06/30/18	$14,411	$13,602	$14,759
09/30/18	$14,820	$14,571	$15,816
12/31/18	$13,148	$12,487	$12,641
03/31/19	$14,745	$14,241	$15,041
06/30/19	$14,887	$14,824	$15,664
09/30/19	$14,820	$14,996	$15,165
12/31/19	$17,097	$16,361	$16,768
03/31/20	$14,225	$12,941	$12,875
06/30/20	$20,003	$15,792	$17,107
09/30/20	$28,729	$17,246	$18,710
12/31/20	$37,992	$19,778	$23,554
03/31/21	$38,000	$21,033	$24,140
06/30/21	$38,903	$22,767	$25,597
09/30/21	$40,761	$22,743	$24,693
12/31/21	$45,147	$24,853	$24,742
03/31/22	$41,496	$23,542	$21,698
06/30/22	$33,211	$19,610	$17,456
09/30/22	$33,920	$18,734	$17,435
12/31/22	$32,370	$20,080	$18,257
03/31/23	$37,020	$21,522	$19,452
06/30/23	$39,736	$23,327	$20,700
09/30/23	$37,608	$22,568	$19,285
12/31/23	$41,240	$25,292	$21,713
03/31/24	$41,908	$27,826	$23,561
06/30/24	$41,795	$28,721	$22,568
09/30/24	$46,682	$30,510	$24,145
12/31/24	$53,414	$31,313	$24,731
03/31/25	$49,138	$29,835	$22,060
06/30/25	$55,383	$33,114	$24,555
09/30/25	$58,019	$35,821	$27,191
12/31/25	$65,136	$36,682	$27,281
03/31/26	$61,843	$35,231	$26,321
06/30/26	$69,990	$40,667	$32,644

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	26.37%	12.46%	21.48%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Baron Focused Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BFGFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Focused Growth Fund

Institutional: BFGIX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,010,511	$1,043,978	$1,069,847
12/31/16	$1,004,410	$1,087,922	$1,097,628
03/31/17	$1,090,298	$1,150,404	$1,166,238
06/30/17	$1,200,044	$1,185,096	$1,214,356
09/30/17	$1,238,494	$1,239,271	$1,284,522
12/31/17	$1,271,526	$1,317,807	$1,366,058
03/31/18	$1,285,329	$1,309,313	$1,398,552
06/30/18	$1,448,533	$1,360,230	$1,475,858
09/30/18	$1,490,439	$1,457,132	$1,581,624
12/31/18	$1,323,287	$1,248,730	$1,264,059
03/31/19	$1,483,884	$1,424,095	$1,504,064
06/30/19	$1,500,271	$1,482,413	$1,566,362
09/30/19	$1,493,716	$1,499,646	$1,516,548
12/31/19	$1,724,633	$1,636,074	$1,676,829
03/31/20	$1,435,942	$1,294,140	$1,287,490
06/30/20	$2,019,998	$1,579,207	$1,710,684
09/30/20	$2,902,657	$1,724,613	$1,871,029
12/31/20	$3,841,586	$1,977,814	$2,355,425
03/31/21	$3,845,896	$2,103,344	$2,414,019
06/30/21	$3,939,005	$2,276,655	$2,559,730
09/30/21	$4,130,450	$2,274,340	$2,469,322
12/31/21	$4,577,723	$2,485,343	$2,474,243
03/31/22	$4,210,234	$2,354,155	$2,169,808
06/30/22	$3,371,961	$1,960,984	$1,745,595
09/30/22	$3,445,344	$1,873,434	$1,743,470
12/31/22	$3,289,741	$2,007,985	$1,825,724
03/31/23	$3,766,483	$2,152,164	$1,945,194
06/30/23	$4,044,582	$2,332,662	$2,069,979
09/30/23	$3,830,490	$2,256,761	$1,928,458
12/31/23	$4,203,496	$2,529,194	$2,171,336
03/31/24	$4,274,125	$2,782,603	$2,356,078
06/30/24	$4,265,296	$2,872,091	$2,256,766
09/30/24	$4,767,420	$3,050,998	$2,414,485
12/31/24	$5,458,255	$3,131,339	$2,473,126
03/31/25	$5,024,552	$2,983,479	$2,206,031
06/30/25	$5,666,830	$3,311,400	$2,455,530
09/30/25	$5,940,515	$3,582,146	$2,719,099
12/31/25	$6,673,285	$3,668,221	$2,728,071
03/31/26	$6,340,007	$3,523,056	$2,632,125
06/30/26	$7,180,927	$4,066,714	$3,264,429

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	26.72%	12.76%	21.79%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Baron Focused Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BFGIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Focused Growth Fund

R6: BFGUX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,052,553	$5,219,888	$5,349,233
12/31/16	$5,021,829	$5,439,612	$5,488,138
03/31/17	$5,451,249	$5,752,022	$5,831,188
06/30/17	$5,999,952	$5,925,478	$6,071,780
09/30/17	$6,196,172	$6,196,353	$6,422,608
12/31/17	$6,361,324	$6,589,034	$6,830,292
03/31/18	$6,430,337	$6,546,567	$6,992,760
06/30/18	$7,242,248	$6,801,152	$7,379,292
09/30/18	$7,455,824	$7,285,661	$7,908,119
12/31/18	$6,620,116	$6,243,651	$6,320,295
03/31/19	$7,423,051	$7,120,475	$7,520,318
06/30/19	$7,500,886	$7,412,064	$7,831,808
09/30/19	$7,472,210	$7,498,232	$7,582,739
12/31/19	$8,626,717	$8,180,372	$8,384,144
03/31/20	$7,183,369	$6,470,699	$6,437,450
06/30/20	$10,103,437	$7,896,036	$8,553,420
09/30/20	$14,520,587	$8,623,065	$9,355,143
12/31/20	$19,219,027	$9,889,071	$11,777,127
03/31/21	$19,236,268	$10,516,721	$12,070,095
06/30/21	$19,706,076	$11,383,277	$12,798,652
09/30/21	$20,663,344	$11,371,699	$12,346,608
12/31/21	$22,899,479	$12,426,715	$12,371,213
03/31/22	$21,062,357	$11,770,776	$10,849,039
06/30/22	$16,866,767	$9,804,921	$8,727,973
09/30/22	$17,239,149	$9,367,169	$8,717,348
12/31/22	$16,461,319	$10,039,925	$9,128,622
03/31/23	$18,844,459	$10,760,821	$9,725,972
06/30/23	$20,234,624	$11,663,310	$10,349,895
09/30/23	$19,164,417	$11,283,807	$9,642,290
12/31/23	$21,029,004	$12,645,971	$10,856,682
03/31/24	$21,382,061	$13,913,015	$11,780,391
06/30/24	$21,343,446	$14,360,456	$11,283,831
09/30/24	$23,853,466	$15,254,989	$12,072,425
12/31/24	$27,306,812	$15,656,696	$12,365,629
03/31/25	$25,138,817	$14,917,395	$11,030,156
06/30/25	$28,349,436	$16,557,002	$12,277,649
09/30/25	$29,717,535	$17,910,731	$13,595,497
12/31/25	$33,386,026	$18,341,104	$13,640,357
03/31/26	$31,720,034	$17,615,281	$13,160,624
06/30/26	$35,923,628	$20,333,568	$16,322,145

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	26.72%	12.76%	21.80%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Baron Focused Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BFGUX

Semi-Annual Shareholder Report - June 30, 2026

Baron International Growth Fund

Retail: BIGFX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,763	$10,691	$10,619
12/31/16	$10,092	$10,557	$10,007
03/31/17	$11,118	$11,387	$10,918
06/30/17	$11,877	$12,045	$11,735
09/30/17	$12,882	$12,788	$12,488
12/31/17	$13,820	$13,427	$13,234
03/31/18	$14,092	$13,269	$13,122
06/30/18	$13,774	$12,922	$12,959
09/30/18	$13,421	$13,013	$12,891
12/31/18	$11,347	$11,521	$11,254
03/31/19	$13,240	$12,709	$12,629
06/30/19	$13,580	$13,088	$13,136
09/30/19	$13,435	$12,853	$13,016
12/31/19	$14,644	$14,000	$14,290
03/31/20	$11,494	$10,730	$11,536
06/30/20	$14,740	$12,460	$13,854
09/30/20	$16,130	$13,239	$15,313
12/31/20	$19,113	$15,491	$17,490
03/31/21	$19,550	$16,032	$17,557
06/30/21	$21,200	$16,910	$18,720
09/30/21	$20,972	$16,405	$18,147
12/31/21	$20,955	$16,703	$18,534
03/31/22	$17,877	$15,794	$16,547
06/30/22	$14,969	$13,626	$13,850
09/30/22	$13,238	$12,276	$12,579
12/31/22	$15,198	$14,030	$14,181
03/31/23	$15,754	$14,994	$15,340
06/30/23	$16,290	$15,359	$15,637
09/30/23	$15,147	$14,780	$14,570
12/31/23	$16,312	$16,221	$16,172
03/31/24	$16,523	$16,956	$17,009
06/30/24	$16,715	$17,144	$17,159
09/30/24	$18,056	$18,527	$18,382
12/31/24	$16,983	$17,119	$16,950
03/31/25	$17,093	$18,015	$17,197
06/30/25	$19,967	$20,182	$19,675
09/30/25	$21,156	$21,573	$20,806
12/31/25	$20,518	$22,663	$21,312
03/31/26	$20,289	$22,503	$20,621
06/30/26	$23,137	$25,764	$23,976

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	15.87%	1.76%	8.75%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Baron International Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BIGFX

Semi-Annual Shareholder Report - June 30, 2026

Baron International Growth Fund

Institutional: BINIX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,076,754	$1,069,118	$1,061,949
12/31/16	$1,009,659	$1,055,708	$1,000,685
03/31/17	$1,113,667	$1,138,682	$1,091,844
06/30/17	$1,190,567	$1,204,504	$1,173,491
09/30/17	$1,291,895	$1,278,762	$1,248,832
12/31/17	$1,386,582	$1,342,739	$1,323,365
03/31/18	$1,414,669	$1,326,870	$1,312,208
06/30/18	$1,384,289	$1,292,172	$1,295,924
09/30/18	$1,349,306	$1,301,280	$1,289,095
12/31/18	$1,141,421	$1,152,148	$1,125,429
03/31/19	$1,332,546	$1,270,939	$1,262,853
06/30/19	$1,368,049	$1,308,823	$1,313,559
09/30/19	$1,353,975	$1,285,299	$1,301,555
12/31/19	$1,476,867	$1,400,011	$1,429,010
03/31/20	$1,159,293	$1,073,029	$1,153,593
06/30/20	$1,488,146	$1,245,963	$1,385,352
09/30/20	$1,629,780	$1,323,909	$1,531,326
12/31/20	$1,932,258	$1,549,142	$1,749,046
03/31/21	$1,977,429	$1,603,230	$1,755,743
06/30/21	$2,145,633	$1,691,010	$1,871,993
09/30/21	$2,123,599	$1,640,498	$1,814,695
12/31/21	$2,123,246	$1,670,336	$1,853,398
03/31/22	$1,812,405	$1,579,427	$1,654,739
06/30/22	$1,519,111	$1,362,631	$1,384,962
09/30/22	$1,344,263	$1,227,636	$1,257,916
12/31/22	$1,543,837	$1,403,028	$1,418,072
03/31/23	$1,601,675	$1,499,357	$1,534,047
06/30/23	$1,656,971	$1,535,900	$1,563,656
09/30/23	$1,541,295	$1,477,957	$1,457,012
12/31/23	$1,661,202	$1,622,115	$1,617,197
03/31/24	$1,683,582	$1,695,647	$1,700,899
06/30/24	$1,704,683	$1,714,421	$1,715,851
09/30/24	$1,842,235	$1,852,657	$1,838,218
12/31/24	$1,733,490	$1,711,851	$1,694,992
03/31/25	$1,745,761	$1,801,475	$1,719,703
06/30/25	$2,040,920	$2,018,215	$1,967,499
09/30/25	$2,164,279	$2,157,345	$2,080,554
12/31/25	$2,100,322	$2,266,302	$2,131,222
03/31/26	$2,078,756	$2,250,321	$2,062,073
06/30/26	$2,370,867	$2,576,409	$2,397,556

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	16.17%	2.02%	9.02%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Baron International Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BINIX

Semi-Annual Shareholder Report - June 30, 2026

Baron International Growth Fund

R6: BIGUX

This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,383,772	$5,345,589	$5,309,745
12/31/16	$5,048,294	$5,278,538	$5,003,424
03/31/17	$5,568,337	$5,693,412	$5,459,219
06/30/17	$5,952,837	$6,022,518	$5,867,456
09/30/17	$6,459,473	$6,393,809	$6,244,162
12/31/17	$6,932,908	$6,713,695	$6,616,826
03/31/18	$7,073,344	$6,634,352	$6,561,041
06/30/18	$6,921,444	$6,460,859	$6,479,621
09/30/18	$6,746,520	$6,506,398	$6,445,475
12/31/18	$5,707,096	$5,760,742	$5,627,146
03/31/19	$6,662,717	$6,354,696	$6,314,263
06/30/19	$6,840,232	$6,544,114	$6,567,794
09/30/19	$6,769,864	$6,426,496	$6,507,776
12/31/19	$7,384,324	$7,000,056	$7,145,052
03/31/20	$5,799,425	$5,365,145	$5,767,965
06/30/20	$7,440,716	$6,229,815	$6,926,761
09/30/20	$8,142,949	$6,619,545	$7,656,632
12/31/20	$9,655,334	$7,745,712	$8,745,232
03/31/21	$9,881,189	$8,016,148	$8,778,713
06/30/21	$10,722,205	$8,455,048	$9,359,966
09/30/21	$10,612,038	$8,202,492	$9,073,477
12/31/21	$10,610,277	$8,351,679	$9,266,990
03/31/22	$9,059,159	$7,897,134	$8,273,696
06/30/22	$7,592,647	$6,813,153	$6,924,811
09/30/22	$6,718,381	$6,138,180	$6,289,580
12/31/22	$7,716,286	$7,015,142	$7,090,360
03/31/23	$8,002,310	$7,496,787	$7,670,234
06/30/23	$8,281,977	$7,679,499	$7,818,281
09/30/23	$7,703,574	$7,389,786	$7,285,062
12/31/23	$8,303,135	$8,110,577	$8,085,985
03/31/24	$8,415,037	$8,478,237	$8,504,494
06/30/24	$8,517,347	$8,572,107	$8,579,255
09/30/24	$9,205,133	$9,263,284	$9,191,088
12/31/24	$8,664,617	$8,559,256	$8,474,961
03/31/25	$8,725,977	$9,007,376	$8,598,516
06/30/25	$10,198,606	$10,091,077	$9,837,495
09/30/25	$10,815,431	$10,786,724	$10,402,768
12/31/25	$10,492,364	$11,331,508	$10,656,109
03/31/26	$10,384,532	$11,251,606	$10,310,363
06/30/26	$11,845,163	$12,882,047	$11,987,778

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	16.15%	2.01%	9.01%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Baron International Growth Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BIGUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Fund

Retail: BREFX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$10,000	$10,000	$10,000	$9,999
09/30/16	$10,215	$10,385	$10,010	$9,823
12/31/16	$10,217	$10,782	$10,030	$9,501
03/31/17	$10,998	$11,436	$10,603	$9,566
06/30/17	$11,814	$11,790	$10,941	$9,694
09/30/17	$12,215	$12,318	$11,184	$9,755
12/31/17	$13,388	$13,136	$11,839	$9,856
03/31/18	$12,659	$13,037	$11,214	$9,030
06/30/18	$12,804	$13,484	$11,754	$9,909
09/30/18	$12,440	$14,524	$11,979	$9,986
12/31/18	$10,413	$12,560	$10,569	$9,282
03/31/19	$12,393	$14,275	$12,237	$10,760
06/30/19	$12,909	$14,889	$12,674	$10,867
09/30/19	$13,528	$15,142	$13,373	$11,668
12/31/19	$15,006	$16,515	$13,762	$11,540
03/31/20	$12,014	$13,279	$9,800	$8,397
06/30/20	$15,596	$16,006	$11,933	$9,353
09/30/20	$18,497	$17,436	$12,996	$9,479
12/31/20	$21,586	$19,554	$14,342	$10,536
03/31/21	$23,965	$20,761	$16,091	$11,431
06/30/21	$25,062	$22,536	$17,215	$12,774
09/30/21	$24,629	$22,667	$17,233	$12,870
12/31/21	$26,774	$25,167	$19,584	$14,931
03/31/22	$23,886	$24,009	$17,423	$14,292
06/30/22	$18,942	$20,144	$14,441	$11,839
09/30/22	$18,015	$19,160	$13,720	$10,622
12/31/22	$19,113	$20,609	$14,915	$11,143
03/31/23	$20,451	$22,154	$15,621	$11,409
06/30/23	$21,946	$24,091	$16,721	$11,676
09/30/23	$20,142	$23,302	$15,704	$10,821
12/31/23	$23,834	$26,026	$18,358	$12,510
03/31/24	$25,797	$28,774	$19,567	$12,432
06/30/24	$23,408	$30,006	$18,779	$12,405
09/30/24	$27,581	$31,773	$21,709	$14,364
12/31/24	$26,738	$32,538	$20,691	$13,446
03/31/25	$24,930	$31,148	$20,047	$13,548
06/30/25	$25,817	$34,556	$21,276	$13,351
09/30/25	$28,450	$37,364	$22,477	$13,950
12/31/25	$28,053	$38,356	$21,701	$13,672
03/31/26	$26,521	$36,693	$21,494	$14,290
06/30/26	$29,662	$42,271	$23,616	$15,981

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	14.89%	3.43%	11.49%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BREFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Fund

Institutional: BREIX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,001
09/30/16	$1,022,090	$1,038,519	$1,000,979	$982,359
12/31/16	$1,022,976	$1,078,234	$1,002,959	$950,115
03/31/17	$1,102,061	$1,143,642	$1,060,342	$956,616
06/30/17	$1,184,139	$1,178,960	$1,094,055	$969,479
09/30/17	$1,225,605	$1,231,782	$1,118,434	$975,567
12/31/17	$1,344,368	$1,313,630	$1,183,876	$985,683
03/31/18	$1,271,797	$1,303,658	$1,121,373	$903,017
06/30/18	$1,287,028	$1,348,424	$1,175,404	$990,979
09/30/18	$1,251,530	$1,452,398	$1,197,854	$998,697
12/31/18	$1,048,102	$1,256,037	$1,056,906	$928,242
03/31/19	$1,248,284	$1,427,460	$1,223,660	$1,076,049
06/30/19	$1,300,938	$1,488,895	$1,267,353	$1,086,724
09/30/19	$1,364,268	$1,514,181	$1,337,278	$1,166,898
12/31/19	$1,513,922	$1,651,518	$1,376,242	$1,154,100
03/31/20	$1,213,181	$1,327,853	$980,011	$839,762
06/30/20	$1,576,340	$1,600,639	$1,193,265	$935,401
09/30/20	$1,870,328	$1,743,564	$1,299,630	$947,926
12/31/20	$2,184,287	$1,955,378	$1,434,178	$1,053,682
03/31/21	$2,426,244	$2,076,120	$1,609,097	$1,143,204
06/30/21	$2,539,036	$2,253,606	$1,721,549	$1,277,467
09/30/21	$2,496,851	$2,266,722	$1,723,335	$1,287,024
12/31/21	$2,716,322	$2,516,676	$1,958,363	$1,493,180
03/31/22	$2,424,068	$2,400,947	$1,742,281	$1,429,273
06/30/22	$1,924,280	$2,014,367	$1,444,073	$1,183,964
09/30/22	$1,830,780	$1,916,013	$1,371,983	$1,062,307
12/31/22	$1,943,774	$2,060,884	$1,491,494	$1,114,358
03/31/23	$2,081,117	$2,215,389	$1,562,052	$1,140,986
06/30/23	$2,235,374	$2,409,064	$1,672,052	$1,167,632
09/30/23	$2,052,376	$2,330,204	$1,570,406	$1,082,172
12/31/23	$2,430,490	$2,602,642	$1,835,842	$1,251,043
03/31/24	$2,631,728	$2,877,375	$1,956,738	$1,243,273
06/30/24	$2,389,698	$3,000,635	$1,877,867	$1,240,578
09/30/24	$2,817,235	$3,177,269	$2,170,933	$1,436,490
12/31/24	$2,733,379	$3,253,815	$2,069,085	$1,344,698
03/31/25	$2,550,471	$3,114,807	$2,004,715	$1,354,895
06/30/25	$2,642,608	$3,455,641	$2,127,574	$1,335,152
09/30/25	$2,913,551	$3,736,395	$2,247,701	$1,395,102
12/31/25	$2,875,151	$3,835,596	$2,170,127	$1,367,315
03/31/26	$2,720,101	$3,669,350	$2,149,357	$1,429,098
06/30/26	$3,043,653	$4,227,112	$2,361,610	$1,598,237

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	15.18%	3.69%	11.77%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BREIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Fund

R6: BREUX

This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$5,000,000	$5,000,000	$5,000,000	$5,000,001
09/30/16	$5,112,574	$5,192,593	$5,004,897	$4,911,794
12/31/16	$5,115,398	$5,391,171	$5,014,796	$4,750,571
03/31/17	$5,510,864	$5,718,208	$5,301,711	$4,783,077
06/30/17	$5,921,293	$5,894,799	$5,470,276	$4,847,392
09/30/17	$6,128,645	$6,158,910	$5,592,172	$4,877,832
12/31/17	$6,722,522	$6,568,150	$5,919,382	$4,928,411
03/31/18	$6,359,627	$6,518,292	$5,606,863	$4,515,081
06/30/18	$6,438,030	$6,742,121	$5,877,019	$4,954,893
09/30/18	$6,258,733	$7,261,990	$5,989,269	$4,993,482
12/31/18	$5,241,415	$6,280,187	$5,284,530	$4,641,207
03/31/19	$6,242,500	$7,137,299	$6,118,299	$5,380,242
06/30/19	$6,505,813	$7,444,477	$6,336,763	$5,433,614
09/30/19	$6,822,996	$7,570,907	$6,686,388	$5,834,488
12/31/19	$7,574,284	$8,257,590	$6,881,211	$5,770,494
03/31/20	$6,067,373	$6,639,266	$4,900,056	$4,198,805
06/30/20	$7,883,612	$8,003,193	$5,966,325	$4,677,002
09/30/20	$9,354,143	$8,717,822	$6,498,151	$4,739,629
12/31/20	$10,924,359	$9,776,889	$7,170,891	$5,268,405
03/31/21	$12,134,469	$10,380,600	$8,045,483	$5,716,016
06/30/21	$12,698,581	$11,268,028	$8,607,746	$6,387,331
09/30/21	$12,487,599	$11,333,611	$8,616,674	$6,435,116
12/31/21	$13,585,431	$12,583,381	$9,791,816	$7,465,894
03/31/22	$12,123,749	$12,004,733	$8,711,405	$7,146,359
06/30/22	$9,624,108	$10,071,833	$7,220,367	$5,919,814
09/30/22	$9,156,476	$9,580,063	$6,859,913	$5,311,533
12/31/22	$9,721,605	$10,304,419	$7,457,468	$5,571,789
03/31/23	$10,408,512	$11,076,947	$7,810,260	$5,704,928
06/30/23	$11,180,014	$12,045,318	$8,360,260	$5,838,155
09/30/23	$10,264,946	$11,651,021	$7,852,032	$5,410,857
12/31/23	$12,155,856	$13,013,210	$9,179,212	$6,255,210
03/31/24	$13,162,327	$14,386,877	$9,783,690	$6,216,359
06/30/24	$11,951,842	$15,003,175	$9,389,337	$6,202,885
09/30/24	$14,090,126	$15,886,344	$10,854,666	$7,182,445
12/31/24	$13,670,562	$16,269,073	$10,345,425	$6,723,484
03/31/25	$12,752,364	$15,574,037	$10,023,577	$6,774,470
06/30/25	$13,216,583	$17,278,206	$10,637,870	$6,675,757
09/30/25	$14,571,727	$18,681,975	$11,238,507	$6,975,503
12/31/25	$14,379,538	$19,177,979	$10,850,634	$6,836,572
03/31/26	$13,604,084	$18,346,748	$10,746,785	$7,145,486
06/30/26	$15,222,268	$21,135,562	$11,808,052	$7,991,177

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	15.18%	3.69%	11.78%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BREUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Emerging Markets Fund

Retail: BEXFX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,726	$10,903	$10,936
12/31/16	$9,835	$10,449	$10,135
03/31/17	$11,111	$11,644	$11,408
06/30/17	$11,821	$12,375	$12,382
09/30/17	$13,010	$13,351	$13,558
12/31/17	$13,803	$14,344	$14,665
03/31/18	$13,911	$14,527	$14,811
06/30/18	$12,596	$13,389	$13,777
09/30/18	$11,966	$13,243	$13,037
12/31/18	$11,225	$12,254	$11,962
03/31/19	$12,551	$13,469	$13,337
06/30/19	$12,587	$13,551	$13,347
09/30/19	$12,156	$12,976	$13,055
12/31/19	$13,300	$14,512	$14,785
03/31/20	$9,966	$11,087	$11,777
06/30/20	$12,613	$13,092	$14,458
09/30/20	$14,240	$14,343	$16,497
12/31/20	$17,140	$17,169	$19,331
03/31/21	$17,104	$17,561	$19,582
06/30/21	$17,926	$18,447	$20,595
09/30/21	$16,761	$16,955	$18,542
12/31/21	$16,068	$16,732	$18,268
03/31/22	$13,792	$15,565	$16,467
06/30/22	$12,360	$13,783	$14,354
09/30/22	$10,957	$12,188	$12,725
12/31/22	$11,892	$13,370	$13,905
03/31/23	$12,195	$13,899	$14,498
06/30/23	$12,654	$14,024	$14,532
09/30/23	$12,021	$13,614	$13,952
12/31/23	$12,838	$14,684	$15,030
03/31/24	$13,142	$14,991	$15,421
06/30/24	$13,686	$15,784	$16,251
09/30/24	$14,918	$17,160	$17,656
12/31/24	$13,818	$15,786	$16,449
03/31/25	$14,225	$16,249	$16,510
06/30/25	$16,392	$18,196	$18,914
09/30/25	$18,173	$20,133	$21,086
12/31/25	$17,931	$21,085	$21,717
03/31/26	$18,006	$21,051	$21,402
06/30/26	$21,525	$26,113	$26,711

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	31.31%	3.73%	7.97%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Baron Emerging Markets Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BEXFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Emerging Markets Fund

Institutional: BEXIX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,073,280	$1,090,266	$1,093,584
12/31/16	$984,957	$1,044,862	$1,013,487
03/31/17	$1,113,235	$1,164,446	$1,140,753
06/30/17	$1,184,999	$1,237,452	$1,238,230
09/30/17	$1,304,732	$1,335,134	$1,355,756
12/31/17	$1,385,120	$1,434,419	$1,466,533
03/31/18	$1,396,835	$1,452,749	$1,481,095
06/30/18	$1,266,163	$1,338,947	$1,377,663
09/30/18	$1,203,080	$1,324,294	$1,303,697
12/31/18	$1,129,076	$1,225,445	$1,196,186
03/31/19	$1,263,986	$1,346,950	$1,333,731
06/30/19	$1,267,607	$1,355,117	$1,334,729
09/30/19	$1,225,260	$1,297,591	$1,305,457
12/31/19	$1,342,050	$1,451,195	$1,478,465
03/31/20	$1,006,310	$1,108,729	$1,177,682
06/30/20	$1,274,720	$1,309,204	$1,445,760
09/30/20	$1,439,406	$1,434,341	$1,649,692
12/31/20	$1,734,202	$1,716,853	$1,933,056
03/31/21	$1,731,472	$1,756,094	$1,958,152
06/30/21	$1,815,180	$1,844,729	$2,059,452
09/30/21	$1,697,807	$1,695,452	$1,854,220
12/31/21	$1,628,906	$1,673,214	$1,826,778
03/31/22	$1,399,117	$1,556,508	$1,646,729
06/30/22	$1,254,572	$1,378,292	$1,435,374
09/30/22	$1,112,808	$1,218,789	$1,272,479
12/31/22	$1,208,244	$1,337,043	$1,390,543
03/31/23	$1,240,674	$1,389,934	$1,449,848
06/30/23	$1,287,929	$1,402,403	$1,453,174
09/30/23	$1,224,922	$1,361,379	$1,395,237
12/31/23	$1,308,369	$1,468,449	$1,502,973
03/31/24	$1,341,031	$1,499,138	$1,542,112
06/30/24	$1,397,024	$1,578,375	$1,625,076
09/30/24	$1,523,667	$1,716,048	$1,765,633
12/31/24	$1,411,730	$1,578,643	$1,644,851
03/31/25	$1,454,053	$1,624,860	$1,651,002
06/30/25	$1,677,898	$1,819,648	$1,891,394
09/30/25	$1,860,564	$2,013,313	$2,108,587
12/31/25	$1,837,204	$2,108,531	$2,171,716
03/31/26	$1,845,847	$2,105,050	$2,140,225
06/30/26	$2,207,910	$2,611,325	$2,671,051

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	31.59%	3.99%	8.24%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Baron Emerging Markets Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BEXIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Emerging Markets Fund

R6: BEXUX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,361,607	$5,451,328	$5,467,922
12/31/16	$4,924,986	$5,224,309	$5,067,433
03/31/17	$5,561,335	$5,822,230	$5,703,765
06/30/17	$5,919,842	$6,187,262	$6,191,149
09/30/17	$6,522,470	$6,675,668	$6,778,778
12/31/17	$6,924,031	$7,172,094	$7,332,665
03/31/18	$6,982,557	$7,263,747	$7,405,477
06/30/18	$6,329,771	$6,694,733	$6,888,313
09/30/18	$6,014,633	$6,621,471	$6,518,484
12/31/18	$5,644,892	$6,127,227	$5,980,929
03/31/19	$6,314,318	$6,734,748	$6,668,655
06/30/19	$6,336,934	$6,775,587	$6,673,643
09/30/19	$6,125,388	$6,487,953	$6,527,286
12/31/19	$6,704,272	$7,255,977	$7,392,323
03/31/20	$5,031,613	$5,543,645	$5,888,411
06/30/20	$6,367,922	$6,546,018	$7,228,802
09/30/20	$7,195,162	$7,171,705	$8,248,460
12/31/20	$8,667,829	$8,584,267	$9,665,281
03/31/21	$8,654,193	$8,780,471	$9,790,758
06/30/21	$9,072,358	$9,223,646	$10,297,262
09/30/21	$8,486,018	$8,477,258	$9,271,100
12/31/21	$8,141,684	$8,366,070	$9,133,888
03/31/22	$6,993,795	$7,782,542	$8,233,643
06/30/22	$6,271,735	$6,891,458	$7,176,870
09/30/22	$5,563,561	$6,093,947	$6,362,396
12/31/22	$6,040,306	$6,685,213	$6,952,714
03/31/23	$6,202,306	$6,949,672	$7,249,242
06/30/23	$6,438,364	$7,012,013	$7,265,868
09/30/23	$6,118,992	$6,806,895	$6,976,186
12/31/23	$6,540,084	$7,342,245	$7,514,866
03/31/24	$6,698,575	$7,495,688	$7,710,562
06/30/24	$6,978,264	$7,891,873	$8,125,379
09/30/24	$7,615,522	$8,580,238	$8,828,166
12/31/24	$7,056,268	$7,893,215	$8,224,254
03/31/25	$7,267,674	$8,124,298	$8,255,012
06/30/25	$8,381,080	$9,098,241	$9,456,968
09/30/25	$9,298,189	$10,066,564	$10,542,934
12/31/25	$9,181,356	$10,542,657	$10,858,582
03/31/26	$9,224,528	$10,525,252	$10,701,125
06/30/26	$11,032,977	$13,056,623	$13,355,257

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	31.64%	3.99%	8.24%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Baron Emerging Markets Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BEXUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Global Opportunity Fund

Retail: BGAFX

This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$11,101	$10,530	$10,528
12/31/16	$10,300	$10,655	$10,282
03/31/17	$12,052	$11,392	$11,216
06/30/17	$13,004	$11,878	$11,857
09/30/17	$14,030	$12,494	$12,540
12/31/17	$15,408	$13,210	$13,366
03/31/18	$16,457	$13,073	$13,443
06/30/18	$17,371	$13,153	$13,761
09/30/18	$17,303	$13,715	$14,388
12/31/18	$14,809	$11,966	$12,280
03/31/19	$18,674	$13,423	$14,058
06/30/19	$19,940	$13,908	$14,746
09/30/19	$19,154	$13,904	$14,786
12/31/19	$21,483	$15,149	$16,298
03/31/20	$19,835	$11,912	$13,737
06/30/20	$29,019	$14,202	$17,191
09/30/20	$32,802	$15,356	$19,253
12/31/20	$38,457	$17,611	$21,774
03/31/21	$37,730	$18,416	$21,835
06/30/21	$42,195	$19,778	$24,015
09/30/21	$40,105	$19,569	$23,841
12/31/21	$38,712	$20,876	$25,498
03/31/22	$29,880	$19,757	$23,019
06/30/22	$20,202	$16,663	$18,380
09/30/22	$20,539	$15,526	$17,290
12/31/22	$18,700	$17,042	$18,203
03/31/23	$20,447	$18,287	$20,712
06/30/23	$21,745	$19,417	$22,617
09/30/23	$20,417	$18,756	$21,510
12/31/23	$23,423	$20,826	$24,250
03/31/24	$24,247	$22,521	$26,541
06/30/24	$25,048	$23,179	$28,202
09/30/24	$26,414	$24,713	$29,350
12/31/24	$29,534	$24,468	$30,125
03/31/25	$26,742	$24,144	$28,069
06/30/25	$32,792	$26,927	$32,914
09/30/25	$35,356	$28,980	$35,869
12/31/25	$37,637	$29,934	$36,886
03/31/26	$35,814	$28,975	$34,055
06/30/26	$45,343	$33,301	$40,792

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	38.27%	1.45%	16.32%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Baron Global Opportunity Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BGAFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Global Opportunity Fund

Institutional: BGAIX

This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,110,781	$1,053,018	$1,052,842
12/31/16	$1,031,227	$1,065,543	$1,028,179
03/31/17	$1,206,691	$1,139,153	$1,121,574
06/30/17	$1,301,859	$1,187,832	$1,185,701
09/30/17	$1,405,948	$1,249,386	$1,254,005
12/31/17	$1,544,981	$1,320,977	$1,336,644
03/31/18	$1,651,301	$1,307,324	$1,344,274
06/30/18	$1,743,494	$1,315,255	$1,376,103
09/30/18	$1,738,290	$1,371,507	$1,438,844
12/31/18	$1,488,476	$1,196,615	$1,227,967
03/31/19	$1,878,067	$1,342,303	$1,405,752
06/30/19	$2,006,691	$1,390,785	$1,474,641
09/30/19	$1,928,625	$1,390,425	$1,478,590
12/31/19	$2,165,056	$1,514,883	$1,629,794
03/31/20	$2,000,000	$1,191,225	$1,373,682
06/30/20	$2,927,881	$1,420,166	$1,719,091
09/30/20	$3,311,524	$1,535,629	$1,925,347
12/31/20	$3,885,502	$1,761,125	$2,177,370
03/31/21	$3,814,126	$1,841,633	$2,183,526
06/30/21	$4,268,401	$1,977,790	$2,401,458
09/30/21	$4,058,736	$1,956,938	$2,384,062
12/31/21	$3,920,446	$2,087,591	$2,549,752
03/31/22	$3,027,509	$1,975,679	$2,301,902
06/30/22	$2,048,327	$1,666,278	$1,837,964
09/30/22	$2,083,993	$1,552,643	$1,728,982
12/31/22	$1,898,530	$1,704,226	$1,820,312
03/31/23	$2,077,180	$1,828,733	$2,071,195
06/30/23	$2,210,410	$1,941,699	$2,261,661
09/30/23	$2,076,423	$1,875,631	$2,150,955
12/31/23	$2,383,761	$2,082,595	$2,425,010
03/31/24	$2,469,301	$2,252,102	$2,654,098
06/30/24	$2,552,570	$2,317,945	$2,820,214
09/30/24	$2,694,127	$2,471,251	$2,934,985
12/31/24	$3,013,576	$2,446,814	$3,012,481
03/31/25	$2,730,462	$2,414,405	$2,806,890
06/30/25	$3,349,680	$2,692,705	$3,291,357
09/30/25	$3,607,813	$2,897,964	$3,586,897
12/31/25	$3,843,128	$2,993,369	$3,688,599
03/31/26	$3,658,822	$2,897,534	$3,405,499
06/30/26	$4,634,963	$3,330,101	$4,079,167

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	38.37%	1.66%	16.57%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Baron Global Opportunity Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BGAIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Global Opportunity Fund

R6: BGLUX

This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,557,621	$5,265,091	$5,264,211
12/31/16	$5,156,134	$5,327,717	$5,140,894
03/31/17	$6,037,175	$5,695,767	$5,607,871
06/30/17	$6,513,011	$5,939,158	$5,928,505
09/30/17	$7,033,457	$6,246,929	$6,270,025
12/31/17	$7,728,625	$6,604,883	$6,683,218
03/31/18	$8,263,941	$6,536,618	$6,721,372
06/30/18	$8,721,190	$6,576,277	$6,880,513
09/30/18	$8,695,167	$6,857,536	$7,194,222
12/31/18	$7,446,097	$5,983,073	$6,139,836
03/31/19	$9,397,770	$6,711,515	$7,028,762
06/30/19	$10,040,892	$6,953,927	$7,373,204
09/30/19	$9,646,840	$6,952,127	$7,392,948
12/31/19	$10,828,996	$7,574,415	$8,148,970
03/31/20	$10,003,717	$5,956,125	$6,868,410
06/30/20	$14,646,840	$7,100,828	$8,595,456
09/30/20	$16,568,773	$7,678,144	$9,626,735
12/31/20	$19,434,944	$8,805,625	$10,886,851
03/31/21	$19,081,784	$9,208,164	$10,917,632
06/30/21	$21,353,160	$9,888,949	$12,007,292
09/30/21	$20,304,833	$9,784,692	$11,920,310
12/31/21	$19,613,383	$10,437,955	$12,748,759
03/31/22	$15,148,699	$9,878,397	$11,509,512
06/30/22	$10,249,071	$8,331,391	$9,189,820
09/30/22	$10,427,399	$7,763,213	$8,644,910
12/31/22	$9,500,098	$8,521,128	$9,101,561
03/31/23	$10,393,334	$9,143,666	$10,355,975
06/30/23	$11,059,477	$9,708,495	$11,308,307
09/30/23	$10,389,550	$9,378,157	$10,754,773
12/31/23	$11,926,219	$10,412,976	$12,125,049
03/31/24	$12,350,128	$11,260,511	$13,270,489
06/30/24	$12,770,251	$11,589,724	$14,101,068
09/30/24	$13,474,243	$12,356,254	$14,674,924
12/31/24	$15,075,255	$12,234,070	$15,062,405
03/31/25	$13,655,918	$12,072,026	$14,034,448
06/30/25	$16,755,751	$13,463,524	$16,456,786
09/30/25	$18,080,466	$14,489,822	$17,934,486
12/31/25	$19,260,734	$14,966,844	$18,442,994
03/31/26	$18,339,222	$14,487,671	$17,027,495
06/30/26	$23,227,406	$16,650,505	$20,395,836

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	38.62%	1.70%	16.60%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Baron Global Opportunity Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Opportunity Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BGLUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Income Fund

Retail: BRIFX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546
9/30/25	$19,375	$28,443	$14,154
12/31/25	$19,283	$29,198	$13,872
3/31/26	$19,489	$27,933	$14,499
6/30/26	$21,847	$32,179	$16,215

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	18.75%	4.88%	9.63%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Income Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BRIFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Income Fund

Institutional: BRIIX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545
9/30/25	$1,971,653	$2,844,328	$1,415,365
12/31/25	$1,963,687	$2,919,845	$1,387,176
3/31/26	$1,985,659	$2,793,290	$1,449,856
6/30/26	$2,227,566	$3,217,886	$1,621,451

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	19.11%	5.15%	9.88%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Income Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BRIIX

Semi-Annual Shareholder Report - June 30, 2026

Baron Real Estate Income Fund

R6: BRIUX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,453,994	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727
9/30/25	$9,847,477	$14,221,641	$7,076,827
12/31/25	$9,807,645	$14,599,224	$6,935,878
3/31/26	$9,917,512	$13,966,450	$7,249,279
6/30/26	$11,127,137	$16,089,432	$8,107,255

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	19.13%	5.14%	9.86%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Real Estate Income Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BRIUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Health Care Fund

R6: BHCUX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,421	$5,872,428
12/31/18	$4,760,000	$4,750,590	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,597	$5,778,840
9/30/19	$5,475,000	$5,705,159	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,343	$5,576,793
6/30/20	$7,300,000	$6,007,835	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,270	$7,639,687
3/31/21	$9,598,264	$8,001,829	$7,803,056
6/30/21	$10,690,010	$8,661,163	$8,439,848
9/30/21	$10,816,260	$8,652,354	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,955,999	$8,647,788
6/30/22	$8,951,553	$7,460,243	$8,005,630
9/30/22	$8,408,103	$7,127,173	$7,627,711
12/31/22	$9,177,137	$7,639,050	$8,508,021
3/31/23	$8,833,635	$8,187,557	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,479	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,958	$9,497,668
6/30/24	$10,361,449	$10,926,401	$9,400,994
9/30/24	$10,963,688	$11,607,022	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,158	$9,406,654
6/30/25	$9,171,596	$12,597,681	$8,824,260
9/30/25	$9,665,966	$13,627,690	$9,269,650
12/31/25	$10,932,789	$13,955,146	$10,374,687
3/31/26	$10,175,785	$13,402,891	$9,868,860
6/30/26	$11,391,112	$15,471,146	$10,903,268

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	24.20%	1.28%	10.60%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Baron Health Care Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BHCUX

Semi-Annual Shareholder Report - June 30, 2026

Baron Health Care Fund

Retail: BHCFX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,502	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649
9/30/25	$18,988	$27,255	$18,539
12/31/25	$21,454	$27,910	$20,749
3/31/26	$19,954	$26,806	$19,738
6/30/26	$22,338	$30,942	$21,807

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	23.95%	1.03%	10.34%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Baron Health Care Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BHCFX

Semi-Annual Shareholder Report - June 30, 2026

Baron Health Care Fund

Institutional: BHCHX

This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,118	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,919	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,567	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,049	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,511	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,280	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,536	$1,764,852
9/30/25	$1,934,206	$2,725,538	$1,853,930
12/31/25	$2,187,569	$2,791,029	$2,074,937
3/31/26	$2,035,139	$2,680,578	$1,973,772
6/30/26	$2,279,232	$3,094,229	$2,180,654

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	24.19%	1.28%	10.61%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Baron Health Care Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BHCHX

Semi-Annual Shareholder Report - June 30, 2026

Baron India Fund

Retail: BINRX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$72	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161
12/31/21	$10,170	$9,725	$9,681	$11,137
3/31/22	$8,610	$9,046	$8,907	$10,930
6/30/22	$7,920	$8,011	$8,105	$9,439
9/30/22	$6,950	$7,084	$6,984	$10,052
12/31/22	$7,400	$7,771	$7,776	$10,251
3/31/23	$7,610	$8,078	$8,114	$9,600
6/30/23	$7,770	$8,151	$8,012	$10,775
9/30/23	$7,370	$7,912	$7,744	$11,068
12/31/23	$7,810	$8,535	$8,242	$12,384
3/31/24	$8,310	$8,713	$8,437	$13,136
6/30/24	$9,200	$9,173	$9,045	$14,477
9/30/24	$9,772	$9,974	$9,403	$15,531
12/31/24	$9,181	$9,175	$8,339	$13,773
3/31/25	$8,901	$9,444	$8,092	$13,366
6/30/25	$9,712	$10,576	$8,839	$14,599
9/30/25	$9,091	$11,701	$8,167	$13,489
12/31/25	$9,123	$12,255	$8,557	$14,134
3/31/26	$7,757	$12,235	$7,005	$11,571
6/30/26	$9,113	$15,177	$7,711	$12,736

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	(6.16)%	(1.87)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Baron India Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2026

Retail: BINRX

Semi-Annual Shareholder Report - June 30, 2026

Baron India Fund

Institutional: BINDX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,150	$1,116,115
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710
3/31/22	$862,000	$904,641	$890,690	$1,093,020
6/30/22	$794,000	$801,061	$810,480	$943,873
9/30/22	$697,000	$708,359	$698,360	$1,005,184
12/31/22	$743,000	$777,088	$777,640	$1,025,124
3/31/23	$764,000	$807,828	$811,390	$960,030
6/30/23	$780,000	$815,075	$801,170	$1,077,480
9/30/23	$741,000	$791,232	$774,380	$1,106,751
12/31/23	$786,000	$853,461	$824,150	$1,238,417
3/31/24	$836,000	$871,297	$843,740	$1,313,580
6/30/24	$926,000	$917,349	$904,470	$1,447,661
9/30/24	$984,645	$997,365	$940,330	$1,553,144
12/31/24	$925,486	$917,505	$833,870	$1,377,295
3/31/25	$898,413	$944,366	$809,240	$1,336,631
6/30/25	$980,634	$1,057,577	$883,880	$1,459,915
9/30/25	$918,467	$1,170,135	$816,650	$1,348,862
12/31/25	$922,368	$1,225,476	$855,710	$1,413,372
3/31/26	$785,273	$1,223,453	$700,530	$1,157,077
6/30/26	$923,376	$1,517,699	$771,100	$1,273,633

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	(5.84)%	(1.61)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Baron India Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2026

Institutional: BINDX

Semi-Annual Shareholder Report - June 30, 2026

Baron India Fund

R6: BINUX

This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,750	$5,580,573
12/31/21	$5,085,000	$4,862,349	$4,840,350	$5,568,552
3/31/22	$4,315,000	$4,523,204	$4,453,450	$5,465,098
6/30/22	$3,975,000	$4,005,307	$4,052,400	$4,719,364
9/30/22	$3,490,000	$3,541,794	$3,491,800	$5,025,918
12/31/22	$3,715,000	$3,885,438	$3,888,200	$5,125,622
3/31/23	$3,825,000	$4,039,141	$4,056,950	$4,800,152
6/30/23	$3,905,000	$4,075,373	$4,005,850	$5,387,398
9/30/23	$3,710,000	$3,956,159	$3,871,900	$5,533,755
12/31/23	$3,930,000	$4,267,304	$4,120,750	$6,192,083
3/31/24	$4,185,000	$4,356,485	$4,218,700	$6,567,901
6/30/24	$4,635,000	$4,586,747	$4,522,350	$7,238,306
9/30/24	$4,928,225	$4,986,824	$4,701,650	$7,765,719
12/31/24	$4,632,431	$4,587,527	$4,169,350	$6,886,477
3/31/25	$4,497,068	$4,721,832	$4,046,200	$6,683,155
6/30/25	$4,908,171	$5,287,886	$4,419,400	$7,299,573
9/30/25	$4,592,324	$5,850,674	$4,083,250	$6,744,312
12/31/25	$4,616,840	$6,127,379	$4,278,550	$7,066,859
3/31/26	$3,926,330	$6,117,263	$3,502,650	$5,785,384
6/30/26	$4,616,840	$7,588,493	$3,855,500	$6,368,163

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	(5.94)%	(1.61)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Baron India Fund

June 30, 2026

What did the Fund invest in?

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron India Fund

Semi-Annual Shareholder Report June 30, 2026

R6: BINUX

Semi-Annual Shareholder Report - June 30, 2026

Baron WealthBuilder Fund

Retail: BWBFX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$9,991
3/31/18	$10,240	$9,924	$9,888
6/30/18	$10,740	$10,265	$9,948
9/30/18	$11,180	$11,056	$10,373
12/31/18	$9,342	$9,562	$9,050
3/31/19	$11,105	$10,867	$10,152
6/30/19	$11,745	$11,334	$10,519
9/30/19	$11,490	$11,527	$10,516
12/31/19	$12,728	$12,572	$11,457
3/31/20	$10,376	$10,108	$9,010
6/30/20	$14,039	$12,185	$10,741
9/30/20	$16,811	$13,273	$11,614
12/31/20	$20,676	$14,885	$13,320
3/31/21	$20,919	$15,804	$13,929
6/30/21	$22,589	$17,156	$14,959
9/30/21	$22,705	$17,255	$14,801
12/31/21	$24,072	$19,158	$15,789
3/31/22	$20,834	$18,277	$14,943
6/30/22	$16,190	$15,334	$12,603
9/30/22	$16,015	$14,586	$11,743
12/31/22	$16,188	$15,688	$12,890
3/31/23	$17,860	$16,865	$13,831
6/30/23	$19,163	$18,339	$14,686
9/30/23	$18,218	$17,739	$14,186
12/31/23	$20,293	$19,813	$15,751
3/31/24	$21,273	$21,904	$17,033
6/30/24	$20,697	$22,842	$17,531
9/30/24	$22,795	$24,187	$18,691
12/31/24	$24,040	$24,770	$18,506
3/31/25	$22,138	$23,711	$18,261
6/30/25	$24,421	$26,306	$20,366
9/30/25	$25,195	$28,443	$21,918
12/31/25	$26,416	$29,198	$22,640
3/31/26	$24,444	$27,933	$21,915
6/30/26	$27,916	$32,179	$25,186

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	14.31%	4.33%	12.83%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron WealthBuilder Fund

June 30, 2026

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report - June 30, 2026

Retail: BWBFX

Semi-Annual Shareholder Report - June 30, 2026

Baron WealthBuilder Fund

TA Shares: BWBTX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$9,991
3/31/18	$10,240	$9,924	$9,888
6/30/18	$10,740	$10,265	$9,948
9/30/18	$11,200	$11,056	$10,373
12/31/18	$9,362	$9,562	$9,050
3/31/19	$11,135	$10,867	$10,152
6/30/19	$11,776	$11,334	$10,519
9/30/19	$11,530	$11,527	$10,516
12/31/19	$12,778	$12,572	$11,457
3/31/20	$10,427	$10,108	$9,010
6/30/20	$14,121	$12,185	$10,741
9/30/20	$16,913	$13,273	$11,614
12/31/20	$20,809	$14,885	$13,320
3/31/21	$21,062	$15,804	$13,929
6/30/21	$22,763	$17,156	$14,959
9/30/21	$22,890	$17,255	$14,801
12/31/21	$24,284	$19,158	$15,789
3/31/22	$21,036	$18,277	$14,943
6/30/22	$16,349	$15,334	$12,603
9/30/22	$16,186	$14,586	$11,743
12/31/22	$16,371	$15,688	$12,890
3/31/23	$18,064	$16,865	$13,831
6/30/23	$19,401	$18,339	$14,686
9/30/23	$18,462	$17,739	$14,186
12/31/23	$20,571	$19,813	$15,751
3/31/24	$21,574	$21,904	$17,033
6/30/24	$21,009	$22,842	$17,531
9/30/24	$23,147	$24,187	$18,691
12/31/24	$24,426	$24,770	$18,506
3/31/25	$22,513	$23,711	$18,261
6/30/25	$24,853	$26,306	$20,366
9/30/25	$25,649	$28,443	$21,918
12/31/25	$26,920	$29,198	$22,640
3/31/26	$24,922	$27,933	$21,915
6/30/26	$28,484	$32,179	$25,186

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	14.61%	4.59%	13.10%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron WealthBuilder Fund

June 30, 2026

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report - June 30, 2026

TA Shares: BWBTX

Semi-Annual Shareholder Report - June 30, 2026

Baron WealthBuilder Fund

Institutional: BWBIX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

Table Summary
	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$999,092
3/31/18	$1,024,000	$992,409	$988,766
6/30/18	$1,074,000	$1,026,487	$994,765
9/30/18	$1,119,000	$1,105,637	$1,037,310
12/31/18	$936,233	$956,158	$905,034
3/31/19	$1,112,465	$1,086,653	$1,015,222
6/30/19	$1,177,551	$1,133,421	$1,051,890
9/30/19	$1,152,993	$1,152,670	$1,051,618
12/31/19	$1,277,865	$1,257,217	$1,145,749
3/31/20	$1,041,648	$1,010,827	$900,957
6/30/20	$1,411,063	$1,218,485	$1,074,112
9/30/20	$1,690,310	$1,327,287	$1,161,440
12/31/20	$2,080,960	$1,488,530	$1,331,989
3/31/21	$2,107,368	$1,580,445	$1,392,879
6/30/21	$2,276,380	$1,715,556	$1,495,859
9/30/21	$2,289,056	$1,725,541	$1,480,088
12/31/21	$2,428,424	$1,915,818	$1,578,904
3/31/22	$2,103,667	$1,827,719	$1,494,262
6/30/22	$1,636,062	$1,533,435	$1,260,253
9/30/22	$1,618,614	$1,458,563	$1,174,308
12/31/22	$1,637,047	$1,568,846	$1,288,954
3/31/23	$1,807,549	$1,686,464	$1,383,123
6/30/23	$1,941,185	$1,833,898	$1,468,562
9/30/23	$1,847,333	$1,773,866	$1,418,593
12/31/23	$2,058,227	$1,981,259	$1,575,126
3/31/24	$2,158,488	$2,190,400	$1,703,329
6/30/24	$2,102,019	$2,284,231	$1,753,128
9/30/24	$2,315,798	$2,418,694	$1,869,077
12/31/24	$2,443,749	$2,476,964	$1,850,595
3/31/25	$2,251,246	$2,371,145	$1,826,083
6/30/25	$2,486,399	$2,630,605	$2,036,569
9/30/25	$2,566,044	$2,844,328	$2,191,813
12/31/25	$2,691,896	$2,919,845	$2,263,970
3/31/26	$2,493,323	$2,793,290	$2,191,487
6/30/26	$2,849,513	$3,217,886	$2,518,650

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	14.60%	4.59%	13.10%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Baron WealthBuilder Fund

June 30, 2026

What did the Fund invest in?

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report - June 30, 2026

Institutional: BWBIX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Opportunity Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron India Fund

June 30, 2026

Baron Funds®

Baron Select Funds

Semi-Annual Financial Statements and Other Important Information

Baron Partners Fund
Retail Shares: BPTRX	Institutional Shares: BPTIX	R6 Shares: BPTUX
Baron Focused Growth Fund
Retail Shares: BFGFX	Institutional Shares: BFGIX	R6 Shares: BFGUX
Baron International Growth Fund
Retail Shares: BIGFX	Institutional Shares: BINIX	R6 Shares: BIGUX
Baron Real Estate Fund
Retail Shares: BREFX	Institutional Shares: BREIX	R6 Shares: BREUX
Baron Emerging Markets Fund
Retail Shares: BEXFX	Institutional Shares: BEXIX	R6 Shares: BEXUX
Baron Global Opportunity Fund
Retail Shares: BGAFX	Institutional Shares: BGAIX	R6 Shares: BGLUX
Baron Real Estate Income Fund
Retail Shares: BRIFX	Institutional Shares: BRIIX	R6 Shares: BRIUX
Baron Health Care Fund
Retail Shares: BHCFX	Institutional Shares: BHCHX	R6 Shares: BHCUX
Baron India Fund
Retail Shares: BINRX	Institutional Shares: BINDX	R6 Shares: BINUX

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron India Fund (the Funds) for the six months ended June 30, 2026.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 21, 2026	Patrick M. Patalino Chief Operating Officer August 21, 2026	Christopher Snively Chief Financial Officer and Treasurer August 21, 2026

These Semi-Annual Financial Statements are for the Baron Select Funds, which currently has 10 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron WealthBuilder Fund, and Baron India Fund. Baron WealthBuilder Fund is included in separate Financial Statements. If you are interested in Baron WealthBuilder Fund, Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Generational Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, or Baron ETF Trust, which contains Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (106.64%)
Communication Services (38.84%)
	Alternative Carriers (35.04%)
36,938,300	Space Exploration Technologies Corp., Cl A1,3	$110,169,457	$6,311,277,938

	Interactive Media & Services (0.54%)
53,447	Alphabet, Inc., Cl A6	18,984,278	19,100,354
219,983	Alphabet, Inc., Cl C6	80,229,815	77,726,594

		99,214,093	96,826,948

	Movies & Entertainment (3.26%)
1,280,900	Spotify Technology SA1,2,6	555,009,847	588,099,617

Total Communication Services		764,393,397	6,996,204,503

Consumer Discretionary (30.78%)
	Automobile Manufacturers (15.07%)
6,455,000	Tesla, Inc.[1,5,6]	95,897,630	2,714,973,000

	Broadline Retail (0.85%)
638,434	Amazon.com, Inc.[1,6]	160,275,618	152,164,360

	Casinos & Gaming (2.03%)
5,624,441	Red Rock Resorts, Inc., Cl A	280,993,587	365,926,131

	Footwear (3.66%)
8,035,219	Birkenstock Holding PLC[1,2,6,7]	321,475,768	345,755,474
8,871,696	On Holding AG, Cl A1,2,6	330,631,306	314,235,472

		652,107,074	659,990,946

	Hotels, Resorts & Cruise Lines (6.75%)
3,992,835	Choice Hotels International, Inc.[4,6]	410,482,090	440,289,915
4,001,647	Hyatt Hotels Corp., Cl A6	231,255,106	775,679,255

		641,737,196	1,215,969,170

	Leisure Facilities (2.42%)
3,202,597	Vail Resorts, Inc.[4,6]	369,825,530	436,033,581

Total Consumer Discretionary		2,200,836,635	5,545,057,188

Financials (18.18%)
	Financial Exchanges & Data (8.57%)
2,149,040	FactSet Research Systems, Inc.[4,6]	478,853,563	494,451,123
1,892,591	Morningstar, Inc.[6]	332,857,847	295,282,048
1,348,361	MSCI, Inc.[6]	718,256,305	755,136,094

		1,529,967,715	1,544,869,265

	Investment Banking & Brokerage (4.27%)
8,331,722	Charles Schwab Corp.[6]	470,676,572	768,767,989

	Property & Casualty Insurance (5.34%)
6,492,000	Arch Capital Group Ltd.[1,2,6]	57,157,863	630,113,520
1,003,991	Kinsale Capital Group, Inc.[6]	346,828,342	331,126,272

		403,986,205	961,239,792

Total Financials		2,404,630,492	3,274,877,046

Shares		Cost	Value
Common Stocks (continued)
Health Care (3.58%)
	Biotechnology (0.77%)
1,989,386	Moderna, Inc.[1,6]	$103,322,071	$139,316,702

	Health Care Equipment (2.47%)
846,300	IDEXX Laboratories, Inc.[1,6]	153,770,597	445,526,172

	Pharmaceuticals (0.34%)
50,500	Eli Lilly & Co.[6]	55,212,388	60,571,215

Total Health Care		312,305,056	645,414,089

Industrials (2.96%)
	Aerospace & Defense (0.52%)
176,625	HEICO Corp.[6]	26,597,840	62,912,059
116,875	HEICO Corp., Cl A6	7,586,429	30,143,231

		34,184,269	93,055,290

	Research & Consulting Services (2.44%)
2,448,139	Verisk Analytics, Inc.[6]	447,123,156	439,514,395

Total Industrials		481,307,425	532,569,685

Information Technology (9.43%)
	Application Software (2.81%)
4,127,441	Figma, Inc., Cl A1	90,467,912	74,665,408
3,512,348	Guidewire Software, Inc.[1,6]	436,131,601	432,194,421

		526,599,513	506,859,829

	Internet Services & Infrastructure (3.97%)
6,255,641	Shopify, Inc., Cl A1,2,6	719,548,089	714,269,089

	IT Consulting & Other Services (2.65%)
3,679,506	Gartner, Inc.[1,4,6]	632,167,006	476,937,568

Total Information Technology		1,878,314,608	1,698,066,486

Real Estate (2.87%)
	Other Specialized REITs (0.44%)
1,775,000	Gaming and Leisure Properties, Inc.[6]	54,880,336	79,040,750

	Real Estate Services (2.43%)
15,488,217	CoStar Group, Inc.[1,6]	394,277,731	438,626,305

Total Real Estate		449,158,067	517,667,055

Total Common Stocks		8,490,945,680	19,209,856,052

2	See Notes to Financial Statements.

June 30, 2026	Baron Partners Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Principal Amount		Cost	Value
Short Term Investments (0.22%)
Securities Lending Collateral (0.22%)
$38,566,148	State Street Navigator Securities Lending Prime Portfolio[8,9]	$38,566,148	$38,566,148

Total Investments (106.86%)		$8,529,511,828	19,248,422,200

Liabilities Less Cash and Other Assets (-6.86%)			(1,235,166,806)

Net Assets			$18,013,255,394

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $6,233,497,340 or 34.61% of net assets. See Note 6 regarding Restricted Securities.

[4]	See Note 4 regarding “Affiliated” companies.
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At June 30, 2026, the total market value of pledged securities amounted to $2,424,881,779 or 13.46% of net assets.

[7]	The value of all securities loaned at June 30, 2026 amounted to $37,292,165 or 0.21% of net assets. See Note 2j regarding Securities Lending.
[8]	Represents investment of cash collateral received from securities lending transactions. See Note 2j regarding Securities Lending.
[9]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Focused Growth Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (103.73%)
Communication Services (33.66%)
	Alternative Carriers (28.61%)
9,272,511	Space Exploration Technologies Corp., Cl A1,3,†	$304,200,973	$1,584,301,229

	Movies & Entertainment (5.05%)
265,000	Live Nation Entertainment, Inc.[1]	35,488,718	48,524,150
503,600	Spotify Technology SA1,2	147,675,347	231,217,868

		183,164,065	279,742,018

Total Communication Services		487,365,038	1,864,043,247

Consumer Discretionary (33.91%)
	Apparel, Accessories & Luxury Goods (1.89%)
10,226,106	Figs, Inc., Cl A1	84,346,212	104,613,064

	Automobile Manufacturers (6.36%)
837,281	Tesla, Inc.[1]	97,282,830	352,160,389

	Casinos & Gaming (5.42%)
2,754,313	Las Vegas Sands Corp.	129,765,204	127,221,717
2,657,175	Red Rock Resorts, Inc., Cl A	121,396,570	172,875,806

		251,161,774	300,097,523

	Footwear (6.41%)
4,506,379	Birkenstock Holding PLC[1,2,7]	195,302,892	193,909,488
4,545,547	On Holding AG, Cl A1,2	171,402,187	161,003,275

		366,705,079	354,912,763

	Homebuilding (0.85%)
285,000	Toll Brothers, Inc.	30,630,554	46,953,750

	Hotels, Resorts & Cruise Lines (9.80%)
1,139,400	Airbnb, Inc., Cl A1	142,446,540	163,048,140
1,282,344	Choice Hotels International, Inc.	128,071,935	141,404,073
1,228,864	Hyatt Hotels Corp., Cl A	133,022,707	238,202,998

		403,541,182	542,655,211

	Leisure Facilities (3.18%)
1,296,499	Vail Resorts, Inc.	189,367,628	176,518,339

Total Consumer Discretionary		1,423,035,259	1,877,911,039

Financials (17.69%)
	Financial Exchanges & Data (9.94%)
689,600	FactSet Research Systems, Inc.	175,601,048	158,663,168
728,184	Morningstar, Inc.	128,351,799	113,611,268
497,000	MSCI, Inc.	275,264,049	278,339,880

		579,216,896	550,614,316

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Investment Banking & Brokerage (5.79%)
2,461,400	Interactive Brokers Group, Inc., Cl A	$72,830,916	$214,240,256
2,130,544	Jefferies Financial Group, Inc.	98,615,572	106,484,589

		171,446,488	320,724,845

	Property & Casualty Insurance (1.96%)
1,117,487	Arch Capital Group Ltd.[1,2]	46,117,935	108,463,288

Total Financials		796,781,319	979,802,449

Health Care (2.87%)
	Health Care Equipment (2.87%)
302,100	IDEXX Laboratories, Inc.[1]	137,399,224	159,037,524

Industrials (3.08%)
	Research & Consulting Services (3.08%)
948,789	Verisk Analytics, Inc.	189,807,059	170,336,089

Information Technology (12.27%)
	Application Software (4.97%)
1,330,026	Guidewire Software, Inc.[1]	165,662,737	163,659,699
3,444,957	Samsara, Inc., Cl A1	114,598,890	111,719,956

		280,261,627	275,379,655

	Internet Services & Infrastructure (4.60%)
2,230,316	Shopify, Inc., Cl A1,2	205,475,849	254,657,481

	IT Consulting & Other Services (2.70%)
1,152,681	Gartner, Inc.[1]	181,429,003	149,410,511

Total Information Technology		667,166,479	679,447,647

Real Estate (0.25%)
	Real Estate Services (0.25%)
477,873	CoStar Group, Inc.[1]	8,023,191	13,533,363

Total Common Stocks		3,709,577,569	5,744,111,358

Private Preferred Stocks (0.09%)
Health Care (0.09%)
	Health Care Equipment (0.09%)
99,010	Neuralink Corp., Series E1,3,4,6	5,000,005	5,000,005

4	See Notes to Financial Statements.

June 30, 2026	Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Principal Amount		Cost	Value
Short Term Investments (0.39%)
	Securities Lending Collateral (0.39%)
$21,629,047	State Street Navigator Securities Lending Prime Portfolio[5,8]	$21,629,047	$21,629,047

Total Investments (104.21%)		$3,736,206,621	5,770,740,410

Liabilities Less Cash and Other Assets (-4.21%)			(233,300,685)

Net Assets			$5,537,439,725

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2026, the market value of restricted securities amounted to $1,320,706,581 or 23.85% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
[7]	The value of all securities loaned at June 30, 2026 amounted to $20,914,559 or 0.38% of net assets. See Note 2j regarding Securities Lending.
[8]	Represents investment of cash collateral received from securities lending transactions. See Note 2j regarding Securities Lending.
†

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $1,315,706,576 or 23.76% of net assets. See Note 6 regarding Restricted Securities.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron International Growth Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (97.02%)
Australia (1.47%)
289,969	Lynas Rare Earths Ltd.[1,3]	$1,203,076	$3,638,489
47,850	WiseTech Global Ltd.[3]	2,332,793	1,097,763

Total Australia		3,535,869	4,736,252

Brazil (1.27%)
45,936	Afya Ltd., Cl A	590,116	681,690
202,834	Localiza Rent a Car SA	1,865,786	1,629,896
109,601	XP, Inc., Cl A	2,111,924	1,782,113

Total Brazil		4,567,826	4,093,699

Canada (3.32%)
12,129	Agnico Eagle Mines Ltd.	556,484	1,881,572
970	Constellation Software, Inc.	20,590	1,826,123
287,470	Lundin Mining Corp.	3,065,053	7,005,086

Total Canada		3,642,127	10,712,781

Chile (0.23%)
10,059	Sociedad Quimica y Minera de Chile SA, ADR	420,158	744,768

China (6.02%)
24,324	Alibaba Group Holding Limited, ADR	2,849,492	2,334,617
128,103	BYD Co. Ltd., Cl H3	1,747,696	1,186,992
4,033,042	Chongqing Machinery & Electric Co. Ltd., Cl H3	1,313,348	1,048,282
34,469	Contemporary Amperex Technology Co. Ltd., Cl A3	1,508,334	2,003,668
136,513	Full Truck Alliance Co. Ltd., ADR	871,057	1,108,486
68,236	GDS Holdings Ltd., ADR[1]	2,557,677	2,049,127
896,819	Kingdee International Software Group Co. Ltd.[1,3]	390,816	683,740
91,555	Montage Technology Co. Ltd., Cl A3	1,823,644	4,229,052
111,212	Pony AI, Inc., ADR[1]	1,277,944	772,923
26,896	Tencent Holdings Limited[3]	39,495	1,484,190
81,821	Zai Lab Limited, ADR[1]	1,682,055	1,554,599
162,091	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	750,857	997,644

Total China		16,812,415	19,453,320

France (10.96%)
21,954	Airbus SE3	3,603,732	4,884,582
88,837	BNP Paribas S.A.[3]	3,205,453	10,375,553
6,612	EssilorLuxottica SA3	1,967,853	1,241,545
55,292	Eurofins Scientific SE3	339,375	4,326,851
24,097	Euronext NV, 144A3	3,527,258	3,854,344
2,920	LVMH Moët Hennessy Louis Vuitton SE3	864,538	1,614,936
11,206	Sartorius Stedim Biotech[3]	2,100,056	2,323,597
87,652	TotalEnergies SE3	5,385,679	6,777,732

Total France		20,993,944	35,399,140

Germany (2.40%)
51,421	Deutsche Bank AG	1,135,501	1,735,973
14,038	Innio NV1	379,026	555,203
4,404	OHB SE3	1,510,843	1,426,636
40,137	Symrise AG3	2,488,069	4,026,135

Total Germany		5,513,439	7,743,947

Shares		Cost	Value
Common Stocks (continued)
Greece (1.30%)
404,257	Piraeus Bank SA3	$2,384,205	$4,207,854

India (8.80%)
94,972	Centum Electronics Ltd.[3]	2,618,989	3,807,118
42,123	Cummins India Ltd.[3]	2,223,318	2,523,468
22,434	Divi’s Laboratories Ltd.[3]	1,614,549	1,560,808
704,059	Eternal Ltd.[1,3]	2,167,624	1,973,302
1,301,048	GMR Power & Urban Infra Ltd.[1,3]	1,877,374	1,363,828
50,931	Godrej Properties Ltd.[1,3]	677,052	1,006,932
36,993	InterGlobe Aviation Ltd., 144A3	1,478,987	2,101,600
912,395	JM Financial Limited[3]	860,570	1,181,499
462,605	JSW Energy Ltd.[3]	2,593,929	2,854,096
103,428	Kirloskar Oil Engines Ltd.[3]	1,664,133	2,588,230
151,166	Max Healthcare Institute Ltd.[3]	1,010,143	1,805,270
187,655	Nippon Life India Asset Management Ltd., 144A3	601,069	2,308,683
467,254	Power Grid Corp. of India Ltd.[3]	1,533,633	1,413,287
56,002	Trent Ltd.[3]	1,029,827	1,945,227

Total India		21,951,197	28,433,348

Ireland (1.78%)
287,980	Bank of Ireland Group PLC[3]	2,073,088	5,737,415

Israel (0.42%)
89,307	Oddity Tech Ltd., Cl A1	2,346,997	1,351,215

Italy (0.81%)
7,769	Brunello Cucinelli SpA[3]	833,742	734,928
103,456	Stevanato Group SpA	2,048,522	1,869,450

Total Italy		2,882,264	2,604,378

Japan (17.59%)
219,667	Ajinomoto Co., Inc.[3]	4,114,445	8,008,874
461,502	Japan Exchange Group, Inc.[3]	4,827,836	5,840,733
50,900	The Japan Steel Works Ltd.[3]	3,203,969	2,437,916
15,329	Keyence Corporation[3]	4,620,268	7,748,610
336,533	Mitsubishi UFJ Financial Group, Inc., ADR	2,711,400	6,693,641
185,200	Mitsui Fudosan Co. Ltd.[3]	2,133,239	1,716,511
596,315	Nomura Holdings, Inc.[3]	4,308,314	5,235,604
257,400	SMS Co. Ltd.[3]	3,856,575	3,551,096
171,957	Sumitomo Mitsui Financial Group, Inc.[3]	2,433,730	6,740,548
18,213	Tokyo Electron Limited[3]	1,964,041	8,830,642

Total Japan		34,173,817	56,804,175

Korea, Republic of (7.44%)
16,863	Doosan Enerbility Co. Ltd.[1,3]	1,155,183	960,744
1,760	HD Hyundai Heavy Industries Co. Ltd.[3]	159,284	678,609
7,311	HD Hyundai Marine Solution Co. Ltd., Cl C3	1,052,040	1,071,312
47,320	HPSP Co. Ltd.[3]	1,142,796	1,676,533
24,031	ISC Co. Ltd.[3]	977,639	2,879,101
40,237	Samsung Electronics Co., Ltd.[3]	3,688,279	8,928,474
4,433	SK Hynix, Inc.[3]	1,813,254	7,822,393

Total Korea, Republic of		9,988,475	24,017,166

6	See Notes to Financial Statements.

June 30, 2026	Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Netherlands (6.85%)
128,432	AMG Critical Materials NV3	$3,033,178	$4,817,737
12,315	argenx SE, ADR[1]	345,189	11,425,488
28,782	Prosus NV3	1,009,886	1,250,681
221,172	Universal Music Group NV3	4,832,272	4,633,450

Total Netherlands		9,220,525	22,127,356

Peru (0.85%)
7,062	Credicorp, Ltd.	1,098,427	2,751,214

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[1,2,4]	1,650,983	359

Spain (2.06%)
276,161	eDreams ODIGEO SA1,3	1,468,849	1,484,955
82,139	Industria de Diseno Textil, S.A.[3]	3,478,594	5,177,412

Total Spain		4,947,443	6,662,367

Sweden (2.44%)
225,591	Epiroc AB, Cl A3	3,535,421	6,189,479
3,666	Spotify Technology SA1	1,879,372	1,683,171

Total Sweden		5,414,793	7,872,650

Switzerland (2.16%)
44,417	Nestle S.A.[3]	4,099,979	4,555,636
68,532	On Holding AG, Cl A1	2,912,972	2,427,403

Total Switzerland		7,012,951	6,983,039

Taiwan (6.91%)
21,644	eMemory Technology, Inc.[3]	1,553,175	2,038,667
257,076	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	4,978,129	20,280,790

Total Taiwan		6,531,304	22,319,457

United Kingdom (4.71%)
32,835	AstraZeneca PLC, ADR	2,335,459	6,226,172
184,989	BAE Systems PLC[3]	3,469,507	4,533,456
280,001	Ceres Power Holdings PLC[1,3]	2,010,959	1,899,144
75,204	Experian plc[3]	1,019,946	2,534,645

Total United Kingdom		8,835,871	15,193,417

United States (7.23%)
36,589	Agilent Technologies, Inc.	1,219,419	4,860,117
67,613	Arch Capital Group Ltd.[1]	872,367	6,562,518
12,265	Linde Public Limited Company[3]	1,748,440	6,362,381
10,677	Palo Alto Networks, Inc.[1]	1,652,577	3,641,071
11,299	Space Exploration Technologies Corp., Cl A1	1,525,365	1,930,547

Total United States		7,018,168	23,356,634

Total Common Stocks		183,016,286	313,305,951

Shares		Cost	Value
Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	$0	$0

Total Investments (97.02%)		$183,016,286	$313,305,951

Cash and Other Assets Less Liabilities (2.98%)			9,634,597

Net Assets			$322,940,548

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $359 or 0.00% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the market value of Rule 144A securities amounted to $8,264,627 or 2.56% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2026	Percentage of Net Assets

Information Technology	24.2%

Financials	20.1%

Industrials	14.0%

Health Care	11.5%

Materials	8.8%

Consumer Discretionary	6.8%

Consumer Staples	4.3%

Communication Services	3.0%

Energy	2.1%

Utilities	1.3%

Real Estate	0.8%

Cash and Cash Equivalents*	3.0%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	7

Baron Real Estate Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (95.96%)
Consumer Discretionary (36.94%)
	Casinos & Gaming (10.19%)
380,050	Boyd Gaming Corp.	$32,579,215	$33,569,816
1,617,000	Caesars Entertainment, Inc.[1]	34,577,062	48,801,061
211,500	Las Vegas Sands Corp.	7,671,387	9,769,185
395,850	MGM Resorts International[1]	15,274,930	18,925,588
2,697,350	Penn Entertainment, Inc.[1]	42,627,468	57,615,396
720,649	Red Rock Resorts, Inc., Cl A	18,406,810	46,885,424
188,028	Wynn Resorts Ltd.	15,019,473	18,255,639

		166,156,345	233,822,109
	Home Furnishings (0.89%)
168,733	Mohawk Industries, Inc.[1]	20,419,789	20,472,375
	Home Improvement Retail (4.06%)
141,650	The Home Depot, Inc.	45,865,014	49,957,122
195,266	Lowe’s Companies, Inc.	40,837,364	43,054,200

		86,702,378	93,011,322
	Homebuilding (12.85%)
588,900	KB Home	30,367,939	36,859,251
1,148,300	Meritage Homes Corp.	76,836,768	96,284,955
324,200	PulteGroup, Inc.	40,823,491	44,483,482
711,600	Toll Brothers, Inc.	72,870,479	117,236,100

		220,898,677	294,863,788
	Hotels, Resorts & Cruise Lines (8.95%)
415,116	Airbnb, Inc., Cl A [1]	48,546,253	59,403,100
210,200	Hilton Worldwide Holdings, Inc.	33,258,846	69,462,692
394,600	Hyatt Hotels Corp., Cl A	49,242,823	76,489,264

		131,047,922	205,355,056

Total Consumer Discretionary		625,225,111	847,524,650

Financials (7.57%)
	Asset Management & Custody Banks (5.94%)
502,750	Blackstone, Inc.	62,376,461	59,158,592
100,710	Brookfield Asset Management Ltd., Cl A2	3,116,959	4,516,844
1,703,000	Brookfield Corp., Cl A2	44,648,602	72,530,770

		110,142,022	136,206,206
	Commercial & Residential Mortgage Finance (1.53%)
2,226,850	Rocket Cos., Inc., Cl A [1]	33,228,937	35,072,888
	Mortgage REITs (0.10%)
136,533	Blackstone Mortgage Trust, Inc., Cl A	2,396,264	2,314,234

Total Financials		145,767,223	173,593,328

Industrials (11.33%)
	Building Products (8.54%)
327,850	AAON, Inc.	27,182,358	41,591,051
353,700	Advanced Drainage Systems, Inc.	44,105,924	55,516,752
981,150	Fortune Brands Innovations, Inc.	39,730,359	53,865,135
1,149,771	Madison Air Solutions Corp., Cl A1	34,967,712	44,841,069

		145,986,353	195,814,007
	Trading Companies & Distributors (2.79%)
559,535	SiteOne Landscape Supply, Inc.[1]	65,081,531	64,016,399

Total Industrials		211,067,884	259,830,406

Shares		Cost	Value
Common Stocks (continued)
Information Technology (1.13%)
	Application Software (0.09%)
51,723	Procore Technologies, Inc.[1]	$2,170,149	$2,100,989
	Internet Services & Infrastructure (1.04%)
797,175	GDS Holdings Ltd., ADR[1,2]	9,978,066	23,939,165

Total Information Technology		12,148,215	26,040,154

Materials (4.55%)
	Construction Materials (4.55%)
567,300	CRH PLC [2]	57,320,742	60,701,100
1,200,473	James Hardie Industries PLC[1,2]	28,113,648	31,428,383
41,495	Vulcan Materials Co.	9,885,194	12,241,440

Total Materials		95,319,584	104,370,923

Real Estate (34.44%)
	Data Center REITs (9.33%)
3,038,673	Blackstone Digital Infrastructure Trust, Inc.[1]	60,171,742	65,726,497
194,601	Digital Realty Trust, Inc.	31,853,448	34,946,447
108,815	Equinix, Inc.	80,516,687	113,427,668

		172,541,877	214,100,612
	Health Care REITs (7.01%)
276,750	Ventas, Inc.	20,480,329	24,575,400
600,513	Welltower, Inc.	51,224,749	136,298,436

		71,705,078	160,873,836
	Industrial REITs (3.11%)
526,250	Prologis, Inc.	58,779,122	71,291,087

	Other Specialized REITs (1.40%)
254,300	Iron Mountain, Inc.	24,135,237	32,120,633

	Real Estate Services (5.50%)
442,298	CBRE Group, Inc., Cl A1	42,301,144	59,573,118
1,531,700	Cushman & Wakefield Ltd.[1,2]	20,315,657	20,509,463
148,492	Jones Lang LaSalle, Inc. [1]	31,193,446	46,025,095

		93,810,247	126,107,676
	Retail REITs (5.41%)
3,860,008	The Macerich Co.	68,424,938	97,233,602
120,500	Simon Property Group, Inc.	19,608,011	26,949,825

		88,032,949	124,183,427
	Self Storage REITs (2.68%)
192,950	Public Storage	55,152,607	61,417,914

Total Real Estate		564,157,117	790,095,185

Total Investments (95.96%)		$1,653,685,134	2,201,454,646

Cash and Other Assets Less Liabilities (4.04%)			92,671,087

Net Assets			$2,294,125,733

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

8	See Notes to Financial Statements.

June 30, 2026	Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (98.59%)
Argentina (0.77%)
483,147	Vista Energy SAB de CV, ADR[1]	$28,387,411	$30,824,779

Brazil (5.38%)
794,218	Afya Ltd., Cl A	15,510,097	11,786,195
6,496,427	Banco Bradesco SA, ADR	25,572,440	22,542,602
3,135,986	Banco BTG Pactual SA	21,137,607	32,858,509
9,515,691	GPS Participacoes e Empreendimentos SA, 144A	23,073,621	21,363,900
5,162,267	Localiza Rent a Car SA	30,649,355	41,481,102
1,804,579	NU Holdings Ltd., Cl A1	26,276,021	24,109,175
2,476,003	PRIO SA1	26,031,878	25,012,796
2,203,783	XP, Inc., Cl A	37,163,156	35,833,512

Total Brazil		205,414,175	214,987,791

Chile (0.41%)
219,343	Sociedad Quimica y Minera de Chile SA, ADR	9,241,859	16,240,156

China (18.05%)
660,774	Alibaba Group Holding Limited, ADR	58,183,630	63,421,089
3,678,467	BYD Co. Ltd., Cl H3	50,427,689	34,084,366
16,016,052	China Mengniu Dairy Co. Ltd.[3]	28,190,267	32,901,270
1,008,729	Contemporary Amperex Technology Co. Ltd., Cl A3	36,759,765	58,636,971
3,771,554	Full Truck Alliance Co. Ltd., ADR	25,524,533	30,625,018
3,828,271	Fuyao Glass Industry Group Co. Ltd., Cl A3	26,457,312	28,538,741
1,306,213	GDS Holdings Ltd., ADR[1]	47,720,253	39,225,576
2,425,064	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	19,750,016	38,570,313
25,345,833	Kingdee International Software Group Co. Ltd.[1,3]	12,431,861	19,323,815
1,263,231	Montage Technology Co. Ltd., Cl A3	26,479,332	58,350,380
571,327	Montage Technology Co. Ltd., Cl H1,3	10,242,329	34,170,474
2,409,512	Pony AI, Inc., ADR[1]	29,929,790	16,746,108
3,291,154	SF Holding Co. Ltd., Cl H3	14,704,149	12,668,579
1,634,234	Tencent Holdings Limited[3]	26,936,080	90,181,186
326,811	Tencent Holdings Limited, ADR	13,372,478	18,046,503
2,191,898	Tencent Music Entertainment Group, ADR	22,780,557	18,302,348
2,229,594	WuXi AppTec Co. Ltd., Cl A3	33,544,775	41,027,286
946,973	XPeng, Inc., ADR[1]	16,806,162	12,537,923
1,370,904	Zai Lab Limited, ADR[1]	26,516,342	26,047,176
6,023,247	Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl H3	19,687,346	20,470,269
4,382,917	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	19,765,264	26,976,148

Total China		566,209,930	720,851,539

Greece (1.23%)
4,732,456	Piraeus Bank SA3	28,283,338	49,259,466

Hungary (0.71%)
191,511	OTP Bank Nyrt[3]	26,976,390	28,287,327

Shares		Cost	Value
Common Stocks (continued)
India (20.48%)
463,364	Acutaas Chemicals Ltd.[3]	$14,854,789	$17,300,265
393,352	Astra Microwave Products Ltd.[3]	7,210,787	7,340,092
6,568,186	Bajaj Finance Limited[3]	31,518,530	69,856,450
7,861,396	Bharat Electronics Ltd.[3]	37,481,873	34,262,655
1,501,551	Bharti Airtel Ltd.[3]	9,334,445	29,414,240
1,219,040	Cholamandalam Investment & Finance Co. Ltd.[3]	18,756,376	23,095,448
930,171	Cummins India Ltd.[3]	40,480,828	55,723,876
430,468	Divi’s Laboratories Ltd.[3]	30,344,011	29,949,089
13,797,929	Eternal Ltd.[1,3]	43,146,569	38,672,158
937,096	Godrej Properties Ltd.[1,3]	16,977,315	18,526,861
714,572	InterGlobe Aviation Ltd., 144A3	28,343,486	40,595,364
21,023,583	JM Financial Limited[3]	22,314,366	27,224,326
8,039,376	JSW Energy Ltd.[3]	45,653,163	49,599,885
1,476,023	Kirloskar Oil Engines Ltd.[3]	23,350,883	36,936,688
5,144,712	Kotak Mahindra Bank Ltd.[3]	23,301,258	21,342,552
3,938,142	Max Healthcare Institute Ltd.[3]	36,868,269	47,030,491
3,568,684	Nippon Life India Asset Management Ltd., 144A3	11,430,677	43,904,819
1,129,325	Nuvama Wealth Management Ltd.[3]	7,590,364	21,583,580
13,643,347	Pine Labs Ltd., 144A1,3	39,999,997	22,624,418
14,811,545	Power Grid Corp. of India Ltd.[3]	52,829,574	44,799,986
1,177,605	Reliance Industries Limited[3]	9,173,870	16,131,555
1,808,936	SBI Life Insurance Company Limited, 144A3	18,235,293	33,763,988
8,882,772	Swiggy Ltd.[1,3]	42,358,666	22,494,057
278,535	Tata Communications Ltd.[3]	1,216,666	5,803,732
1,578,674	Tata Consumer Products Ltd.[3]	13,331,890	17,966,728
1,217,799	Trent Ltd.[3]	20,741,822	42,300,189

Total India		646,845,767	818,243,492

Japan (0.19%)
161,200	The Japan Steel Works Ltd.[3]	9,688,746	7,720,864

Korea, Republic of (22.27%)
186,388	Coupang, Inc.[1]	2,068,045	3,237,559
267,511	D’Alba Global Co. Ltd.[3]	31,163,397	40,381,469
352,497	Doosan Enerbility Co. Ltd.[1,3]	6,806,815	20,082,979
244,650	Hanwha Systems Co. Ltd.[3]	3,935,317	11,628,009
23,855	HD Hyundai Heavy Industries Co. Ltd.[3]	1,250,044	9,197,853
121,651	HD Hyundai Marine Solution Co. Ltd., Cl C3	17,505,374	17,826,047
1,060,350	HPSP Co. Ltd.[3]	25,074,791	37,567,870
255,639	Hyundai Glovis Co. Ltd.[3]	25,755,242	30,643,822
406,865	ISC Co. Ltd.[3]	14,680,168	48,745,603
259,780	Korea Aerospace Industries Ltd.[3]	11,803,461	24,679,351
15,967	Samsung Biologics Co. Ltd., 144A1,3	16,784,309	14,434,943
1,391,000	Samsung Electronics Co., Ltd.[3]	51,434,920	308,658,885
160,667	SK Hynix, Inc.[3]	36,178,880	283,510,128
34,478	SK Square Co. Ltd.[3]	28,372,009	38,989,809

Total Korea, Republic of		272,812,772	889,584,327

Mexico (1.91%)
6,733,902	Grupo Mexico S.A.B. de C.V., Series B	30,301,963	76,097,425

See Notes to Financial Statements.	9

Baron Emerging Markets Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Peru (1.04%)
106,569	Credicorp, Ltd.	$12,421,455	$41,517,151

Philippines (0.55%)
11,305,570	BDO Unibank, Inc.[3]	18,281,096	21,948,498

Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	64,430,586	13,205

Saudi Arabia (0.74%)
719,347	Rasan Information Technology Co.[1]	27,296,484	29,599,448

South Africa (1.69%)
1,922,177	Absa Group Ltd.[3]	23,678,958	26,780,745
5,266,258	FirstRand Ltd.[3]	25,984,007	31,302,070
185,230	Naspers Ltd., N Shares[3]	5,094,446	9,301,098

Total South Africa		54,757,411	67,383,913

Spain (0.52%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares[1]	18,185,897	20,830,349

Taiwan (21.65%)
77,129	ASPEED Technology, Inc.[3]	8,158,881	40,697,754
680,416	Chroma ATE, Inc.[3]	6,925,944	47,284,465
1,422,268	Delta Electronics, Inc.[3]	4,890,379	89,323,770
3,630,672	E Ink Holdings, Inc.[3]	28,572,340	24,793,884
397,166	eMemory Technology, Inc.[3]	28,803,243	37,409,403
7,719,081	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	135,926,576	608,960,237
34,442	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	600,951	16,448,466

Total Taiwan		213,878,314	864,917,979

United Kingdom (0.41%)
2,395,628	Ceres Power Holdings PLC[1,3]	20,052,335	16,248,663

United States (0.59%)
137,738	Space Exploration Technologies Corp., Cl A1	18,594,630	23,533,915

Total Common Stocks		2,272,060,559	3,938,090,287

Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F1,2,4	49,776,072	66,509

Shares		Cost	Value
Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	$0	$12,902

Total Investments (98.59%)		$2,321,836,631	3,938,169,698

Cash and Other Assets Less Liabilities (1.41%)			56,219,570

Net Assets			$3,994,389,268

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $79,714 or 0.00% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the market value of Rule 144A securities amounted to $176,687,432 or 4.42% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2026	Percentage of Net Assets

Information Technology	43.0%

Financials	15.2%

Industrials	14.2%

Consumer Discretionary	7.9%

Communication Services	4.6%

Health Care	4.4%

Utilities	2.4%

Materials	2.3%

Consumer Staples	2.3%

Energy	1.8%

Real Estate	0.5%

Cash and Cash Equivalents*	1.4%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

10	See Notes to Financial Statements.

June 30, 2026	Baron Global Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (97.71%)
Argentina (3.63%)
29,717	MercadoLibre, Inc.[1]	$23,526,158	$50,441,339

Brazil (3.08%)
240,603	Afya Ltd., Cl A	4,100,721	3,570,548
2,929,583	NU Holdings Ltd., Cl A1	39,420,010	39,139,229

Total Brazil		43,520,731	42,709,777

Canada (4.89%)
594,354	Shopify, Inc., Cl A1	46,953,459	67,863,340

China (2.08%)
960,141	GDS Holdings Ltd., ADR[1]	26,543,765	28,833,034

Germany (0.16%)
55,258	Innio NV1	1,491,966	2,185,454

India (4.55%)
3,046,809	Bajaj Finance Limited[3]	22,005,505	32,404,573
10,955,690	Eternal Ltd.[1,3]	22,980,895	30,706,069

Total India		44,986,400	63,110,642

Korea, Republic of (3.40%)
1,853,995	Coupang, Inc.[1]	32,513,926	32,203,893
67,474	Samsung Electronics Co., Ltd.[3]	14,364,354	14,972,286

Total Korea, Republic of		46,878,280	47,176,179

Netherlands (8.87%)
11,895	Adyen N.V., 144A1,3	10,204,383	11,158,905
38,884	argenx SE, ADR[1]	6,610,007	36,075,409
26,509	ASML Holding N.V.[3]	16,120,920	52,492,469
84,740	Nebius Group NV1	10,125,328	23,402,646

Total Netherlands		43,060,638	123,129,429

Poland (0.75%)
592,006	InPost SA1,3	6,597,073	10,432,991

Spain (0.83%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	7,923,022
375,992	Codere Online Luxembourg, S.A. Private Shares[1]	2,714,710	3,598,244

Total Spain		10,290,866	11,521,266

Shares		Cost	Value
Common Stocks (continued)
Taiwan (5.31%)
154,378	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$39,951,854	$73,726,301

United Kingdom (0.57%)
160,120	Dpc Holdings Ltd.[1]	5,283,960	7,855,487

United States (59.59%)
95,363	Alphabet, Inc., Cl C	36,819,263	33,694,609
256,404	Amazon.com, Inc.[1]	60,174,871	61,111,329
79,967	BillionToOne, Inc., Cl A1	5,964,842	9,594,441
109,976	Block, Inc.[1]	9,647,337	8,358,176
35,956	Cerebras Systems, Inc., Cl A1	6,651,860	7,946,276
178,186	Cloudflare, Inc., Cl A1	16,766,967	43,705,462
59,801	Crowdstrike Holdings, Inc., Cl A1	19,391,022	45,636,535
158,016	Datadog, Inc., Cl A1	8,942,337	41,141,046
73,112	Figma, Inc., Cl A1	2,030,782	1,322,596
451,490	Forgent Power Solutions, Inc., Cl A1	13,318,246	25,220,231
154	GRAIL, Inc.[1]	7,341	10,514
418,293	HeartFlow, Inc.[1]	10,656,292	12,272,717
108,000	Illumina, Inc.[1]	12,084,694	18,989,640
2,546,326	indie Semiconductor, Inc., Cl A1	12,337,941	11,433,004
406,946	Loar Holdings, Inc.[1]	28,481,403	32,803,917
1,068,196	Netskope, Inc., Cl A1	15,979,480	11,686,064
437,177	NVIDIA Corp.	22,897,884	87,474,746
949,884	SailPoint, Inc.[1]	13,307,282	13,906,302
217,435	ServiceTitan, Inc., Cl A1	14,631,746	15,374,829
106,673	Snowflake, Inc., Cl A1	13,393,986	27,148,278
1,636,900	Space Exploration Technologies Corp., Cl A1,2,@	14,999,642	279,680,734
49,958	Tesla, Inc.[1]	15,728,750	21,012,335
123,069	Zscaler, Inc.[1]	12,982,563	17,371,189

Total United States		367,196,531	826,894,970

Total Common Stocks		706,281,681	1,355,880,209

Private Common Stocks (0.04%)
United States (0.04%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,556

Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	39,908

See Notes to Financial Statements.	11

Baron Global Opportunity Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Warrants (0.04%)
Israel (0.00%)^
228,748	Taboola.com Ltd., Exp. 6/29/2026 exercise price USD 11.50[1]	$417,099	$91

Spain (0.04%)
502,360	Codere Online Luxembourg SA, Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	488,847

Total Warrants		1,262,731	488,938

Total Investments (97.79%)		$749,662,010	1,356,966,611

Cash and Other Assets Less Liabilities (2.21%)			30,666,812

Net Assets			$1,387,633,423

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At June 30, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $276,831,439 or 19.95% of net assets. See Note 6 regarding Restricted Securities.

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the market value of Rule 144A securities amounted to $11,158,905 or 0.80% of net assets.

@

A portion of Space Exploration Technologies Corp. (“SpaceX”) shares are subject to a lock-up agreement with contractual sale restriction expiration dates ranging from 8/6/2026 to 8/3/2027. Fair value is based on the unadjusted market price of the equivalent equity security. At June 30, 2026, the total value of SpaceX shares subject to the lock-up is $276,233,975 or 19.91% of net assets. See Note 6 regarding Restricted Securities.

^	Rounds to less than 0.01%.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2026	Percentage of Net Assets

Information Technology	42.2%

Communication Services	22.6%

Consumer Discretionary	15.2%

Financials	6.6%

Industrials	5.7%

Health Care	5.5%

Unclassified	0.0%†

Cash and Cash Equivalents*	2.2%
100.0%**

†	Rounds to less than 0.1%.
*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

12	See Notes to Financial Statements.

June 30, 2026	Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (96.40%)
Consumer Discretionary (9.09%)
	Home Improvement Retail (1.50%)
12,697	The Home Depot, Inc.	$4,075,003	$4,477,978

	Homebuilding (3.27%)
116,150	Meritage Homes Corp.	7,752,033	9,739,177

	Hotels, Resorts & Cruise Lines (2.62%)
62,340	Marriott Vacations Worldwide Corp.	4,007,248	6,351,199
17,328	Wyndham Hotels & Resorts, Inc.	1,504,138	1,459,191

		5,511,386	7,810,390
	Leisure Facilities (1.70%)
37,197	Vail Resorts, Inc.	5,373,580	5,064,372

Total Consumer Discretionary		22,712,002	27,091,917

Financials (0.20%)
	Mortgage REITs (0.20%)
34,827	Blackstone Mortgage Trust, Inc., Cl A	602,185	590,318

Industrials (1.98%)
	Building Products (1.98%)
107,207	Fortune Brands Innovations, Inc.	4,246,538	5,885,664

Information Technology (0.52%)
	Internet Services & Infrastructure (0.52%)
51,749	GDS Holdings Ltd., ADR[1,2]	864,289	1,554,022

Materials (1.75%)
	Construction Materials (1.75%)
48,675	CRH PLC[2]	4,894,578	5,208,225

Real Estate (80.38%)
	Data Center REITs (13.11%)
555,148	Blackstone Digital Infrastructure Trust, Inc.[1]	11,018,606	12,007,851
26,302	Digital Realty Trust, Inc.	4,264,770	4,723,313
21,406	Equinix, Inc.	16,768,556	22,313,401

		32,051,932	39,044,565
	Health Care REITs (16.67%)
224,263	Alexandria Real Estate Equities, Inc.	11,800,515	11,852,300
305,962	Janus Living, Inc., Cl A	6,961,300	8,793,348
127,819	Welltower, Inc.	11,586,600	29,011,078

		30,348,415	49,656,726
	Hotel & Resort REITs (5.12%)
302,228	Host Hotels & Resorts, Inc.	4,970,140	7,165,826
416,632	Pebblebrook Hotel Trust	5,146,695	8,086,827

		10,116,835	15,252,653

Shares		Cost	Value
Common Stocks (continued)

Real Estate (continued)
	Industrial REITs (11.78%)
45,345	EastGroup Properties, Inc.	$7,570,372	$9,183,723
169,992	Prologis, Inc.	18,885,831	23,028,816
44,575	Terreno Realty Corp.	2,551,316	2,887,123

		29,007,519	35,099,662
	Multi-Family Residential REITs (9.37%)
192,389	Equity Residential	12,468,604	13,068,985
16,860	Essex Property Trust, Inc.	4,513,981	4,916,207
248,499	UDR, Inc.	9,375,480	9,920,080

		26,358,065	27,905,272
	Office REITs (4.64%)
208,586	BXP, Inc.	13,454,884	13,831,338

	Other Specialized REITs (1.48%)
34,895	Iron Mountain, Inc.	3,299,775	4,407,587

	Retail REITs (9.41%)
126,623	Curbline Properties Corp.	3,566,531	3,849,339
716,348	The Macerich Co.	12,325,600	18,044,806
27,401	Simon Property Group, Inc.	4,173,674	6,128,234

		20,065,805	28,022,379
	Self Storage REITs (6.37%)
155,971	CubeSmart	5,976,104	6,202,967
22,460	Extra Space Storage, Inc.	3,140,260	3,263,438
29,871	Public Storage	8,557,281	9,508,238

		17,673,645	18,974,643
	Timber REITs (2.43%)
303,113	Weyerhaeuser Co.	6,948,265	7,256,525

Total Real Estate		189,325,140	239,451,350

Utilities (2.48%)
	Multi-Utilities (2.48%)
192,091	Brookfield Infrastructure Corp., Cl A2,3	7,403,087	7,395,504

Total Investments (96.40%)		$230,047,819	287,177,000

Cash and Other Assets Less Liabilities (3.60%)			10,720,026

Net Assets			$297,897,026

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Health Care Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (98.11%)
Health Care (94.73%)
	Biotechnology (26.72%)
2,500	Abivax SA, ADR[1,2]	$205,831	$333,150
35,000	Arcutis Biotherapeutics, Inc.[1]	986,671	917,700
5,200	argenx SE, ADR[1,2]	729,916	4,824,404
1,500	Ascendis Pharma AS1,2	254,629	400,080
10,000	Cytokinetics, Inc.[1]	722,981	851,900
18,000	Gilead Sciences, Inc.	1,993,670	2,274,119
10,000	Insmed, Inc.[1]	678,722	1,066,200
14,000	Ionis Pharmaceuticals, Inc.[1]	587,254	1,110,060
20,000	Kymera Therapeutics, Inc.[1]	1,189,645	2,293,400
4,500	Madrigal Pharmaceuticals, Inc.[1]	1,954,061	2,416,275
9,000	Newamsterdam Pharma Co. NV1,2	319,390	305,010
16,000	Protagonist Therapeutics, Inc.[1]	1,461,888	1,961,280
12,500	Revolution Medicines, Inc.[1]	1,669,355	2,341,000
125,000	Roivant Sciences Ltd.[1,2]	1,727,861	4,423,750
15,000	Tango Therapeutics, Inc.[1]	471,800	468,900
6,000	Vertex Pharmaceuticals, Incorporated[1]	1,607,842	2,980,380
25,000	Xenon Pharmaceuticals, Inc.[1,2]	738,848	1,509,000

		17,300,364	30,476,608
	Health Care Equipment (6.76%)
20,000	DexCom, Inc.[1]	1,475,290	1,347,000
33,300	Edwards Lifesciences Corp.[1]	2,632,793	3,012,318
2,600	IDEXX Laboratories, Inc.[1]	827,256	1,368,744
5,000	Intuitive Surgical, Inc.[1]	920,230	1,988,400

		5,855,569	7,716,462
	Health Care Services (3.24%)
60,000	RadNet, Inc.[1]	2,871,502	3,700,200

	Health Care Technology (1.26%)
48,848	HeartFlow, Inc.[1]	1,131,100	1,433,201

	Life Sciences Tools & Services (18.67%)
27,000	BillionToOne, Inc., Cl A1	2,022,447	3,239,460
16,500	Guardant Health, Inc.[1,3]	1,686,324	2,475,495
5,000	Mettler-Toledo International, Inc.[1]	5,590,087	6,387,550
8,100	Natera, Inc.[1,3]	1,622,017	2,198,745
12,500	Repligen Corp.[1]	1,826,098	1,705,500
4,000	Sartorius Stedim Biotech (France)[2,4]	886,224	829,412
8,900	Thermo Fisher Scientific, Inc.	3,762,192	4,462,104

		17,395,389	21,298,266
	Managed Health Care (5.34%)
5,000	Elevance Health, Inc.	1,899,512	1,933,650
10,000	UnitedHealth Group, Inc.	3,795,338	4,156,300

		5,694,850	6,089,950
	Pharmaceuticals (32.74%)
15,000	AstraZeneca PLC, ADR[2]	1,923,105	2,844,300
3,000	Axsome Therapeutics, Inc.[1]	698,366	734,310
13,855	Definium Therapeutics, Inc.[1,2]	471,070	651,739
95,000	Elanco Animal Health, Inc.[1]	2,121,056	2,337,950
13,000	Eli Lilly & Co.	2,678,780	15,592,590
7,500	Enliven Therapeutics, Inc.[1]	380,367	380,625
25,000	Johnson & Johnson	5,646,489	6,349,250
22,000	Merck & Co., Inc.	2,564,738	2,827,000
130,000	Teva Pharmaceutical Industries Ltd., ADR[1,2]	2,590,790	4,404,400
10,000	VeraDermics, Inc.[1]	554,433	1,229,400

		19,629,194	37,351,564

Total Health Care		69,877,968	108,066,251

Shares		Cost	Value
Common Stocks (continued)
Real Estate (3.38%)
	Health Care REITs (3.38%)
17,000	Welltower, Inc.	$3,387,490	$3,858,490

Total Investments (98.11%)		$73,265,458	111,924,741

Cash and Other Assets Less Liabilities (1.89%)			2,160,813

Net Assets			$114,085,554

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

14	See Notes to Financial Statements.

June 30, 2026	Baron India Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (100.80%)
Communication Services (2.72%)
	Wireless Telecommunication Services (2.72%)
36,244	Bharti Airtel Ltd.[3]	$658,937	$709,992

Consumer Discretionary (8.30%)
	Apparel Retail (1.79%)
13,451	Trent Ltd.[3]	336,460	467,220

	Apparel, Accessories & Luxury Goods (1.59%)
8,935	Titan Co. Ltd.[3]	370,008	416,159

	Automobile Manufacturers (1.74%)
14,004	Mahindra & Mahindra Ltd.[3]	457,521	455,477

	Household Appliances (0.61%)
1,986	Amber Enterprises India Ltd. [1,3]	158,600	158,331

	Restaurants (2.57%)
238,977	Eternal Ltd.[1,3]	546,470	669,793

Total Consumer Discretionary		1,869,059	2,166,980

Consumer Staples (2.33%)
	Packaged Foods & Meats (2.33%)
53,451	Tata Consumer Products Ltd.[3]	659,986	608,320

Financials (29.22%)
	Asset Management & Custody Banks (2.71%)
62,125	360 ONE WAM Ltd.[3]	711,512	705,964

	Consumer Finance (10.04%)
167,709	Bajaj Finance Limited[3]	1,637,471	1,783,682
44,221	Cholamandalam Investment & Finance Co. Ltd.[3]	749,606	837,794

		2,387,077	2,621,476

	Diversified Banks (12.20%)
30,895	Axis Bank Ltd.[3]	445,149	439,703
140,103	HDFC Bank Ltd.[3]	1,487,524	1,182,393
81,845	ICICI Bank Ltd.[3]	1,232,952	1,194,710
88,439	Kotak Mahindra Bank Ltd.[3]	393,343	366,884

		3,558,968	3,183,690
	Diversified Financial Services (0.50%)
6,863	Bajaj Finserv Ltd.[3]	134,894	129,228

	Investment Banking & Brokerage (3.03%)
41,436	Nuvama Wealth Management Ltd.[3]	643,275	791,922

	Life & Health Insurance (0.74%)
10,369	SBI Life Insurance Company Limited, 144A3	181,383	193,538

Total Financials		7,617,109	7,625,818

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.74%)
	Health Care Facilities (8.55%)
119,064	Aster DM Healthcare Ltd., 144A3	$710,318	$986,707
83,985	HealthCare Global Enterprises Ltd.[1,3]	549,400	557,234
57,698	Max Healthcare Institute Ltd.[3]	656,408	689,047

		1,916,126	2,232,988
	Life Sciences Tools & Services (2.13%)
7,972	Divi’s Laboratories Ltd.[3]	547,893	554,639

	Pharmaceuticals (4.06%)
28,357	Acutaas Chemicals Ltd.[3]	761,381	1,058,743

Total Health Care		3,225,400	3,846,370

Industrials (30.71%)
	Aerospace & Defense (6.77%)
241,418	Bharat Electronics Ltd.[3]	1,072,985	1,052,183
15,000	Data Patterns India Ltd.[3]	646,624	714,932

		1,719,609	1,767,115
	Construction & Engineering (0.74%)
185,094	GMR Power & Urban Infra Ltd.[1,3]	226,195	194,025

	Construction & Machinery & Heavy Trucks (3.28%)
14,288	Cummins India Ltd.[3]	639,476	855,953

	Electrical Components & Equipment (6.86%)
33,896	KSH International Ltd.[1,3]	298,199	310,117
347,404	Precision Wires India Ltd.[3]	736,719	1,480,554

		1,034,918	1,790,671
	Heavy Electrical Equipment (1.43%)
9,576	Siemens Energy India Ltd.[2,3]	327,707	373,422

	Industrial Machinery & Supplies & Components (7.80%)
26,216	INOX India Ltd.[3]	434,221	543,983
42,900	Kirloskar Oil Engines Ltd.[3]	561,154	1,073,549
13,642	Shaily Engineering Plastics Ltd.[3]	247,766	418,144

		1,243,141	2,035,676
	Passenger Airlines (3.83%)
17,600	InterGlobe Aviation Ltd., 144A3	908,028	999,869

Total Industrials		6,099,074	8,016,731

Information Technology (7.00%)
	Communications Equipment (2.07%)
28,969	Astra Microwave Products Ltd.[3]	371,699	540,572

	Electronic Components (3.62%)
23,558	Centum Electronics Ltd.[3]	617,190	944,364

	Electronic Equipment & Instruments (1.31%)
8,876	Aditya Infotech Ltd.[1,3]	170,279	342,641

Total Information Technology		1,159,168	1,827,577

See Notes to Financial Statements.	15

Baron India Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2026

Shares		Cost	Value
Common Stocks (continued)
Utilities (5.78%)
	Electric Utilities (2.94%)
253,444	Power Grid Corp. of India Ltd.[3]	$845,430	$766,584

	Independent Power Producers & Energy Traders (2.84%)
120,288	JSW Energy Ltd.[3]	685,418	742,131

Total Utilities		1,530,848	1,508,715

Total Investments (100.80%)		$22,819,581	26,310,503

Liabilities Less Cash and Other Assets (-0.80%)			(207,780)

Net Assets			$26,102,723

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the market value of Rule 144A securities amounted to $2,180,114 or 8.35% of net assets.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2026

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund
Assets:
Investments in securities, at value*†
Unaffiliated investments	$17,400,710,013	$5,770,740,410	$313,305,951
"Affiliated" investments	1,847,712,187	—	—

Total investments at value	19,248,422,200	5,770,740,410	313,305,951
Foreign currency, at value**	—	—	184,982
Cash	490,259	7,984	9,608,399
Receivable for securities sold	44,012,105	42,201,348	272,430
Receivable for capital shares sold	15,540,044	7,521,222	141,041
Dividends and interest receivable	8,068,866	3,425,153	607,075
Prepaid expenses	382,458	47,841	4,427

	19,316,915,932	5,823,943,958	324,124,305

Liabilities:
Payable for borrowings against line of credit	1,218,000,000	155,500,000	—
Payable for capital shares redeemed	44,821,098	98,908,490	76,236
Payable for collateral on loaned securities	38,566,148	21,629,047	—
Distribution fees payable (Note 4)	101	13	1
Investment advisory fees payable (Note 4)	—	—	6
Payable for securities purchased	—	10,051,548	—
Trustee fees payable	—	—	—
Accrued capital gains taxes	—	—	1,000,585
Other accrued expenses and other payables	2,273,191	415,135	106,929

	1,303,660,538	286,504,233	1,183,757

Net Assets	$18,013,255,394	$5,537,439,725	$322,940,548

Net Assets consist of:
Paid-in capital	$7,314,670,160	$3,649,153,689	$191,596,691
Distributable earnings (losses)	10,698,585,234	1,888,286,036	131,343,857

Net Assets	$18,013,255,394	$5,537,439,725	$322,940,548

Retail Shares:
Net Assets	$5,469,908,184	$694,279,659	$62,029,437
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,626,797	11,222,860	1,746,980

Net Asset Value Per Share	$278.70	$61.86	$35.51

Institutional Shares:
Net Assets	$11,621,496,762	$4,277,736,462	$257,393,448
Shares Outstanding ($0.01 par value; indefinite shares authorized)	39,718,347	65,745,953	7,093,641

Net Asset Value Per Share	$292.60	$65.06	$36.29

R6 Shares:
Net Assets	$921,850,448	$565,423,604	$3,517,663
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,151,386	8,683,200	97,031

Net Asset Value Per Share	$292.52	$65.12	$36.25

†Securities on loan, at value:	$37,292,165	$20,914,559	$—

*Investments in securities, at cost:
Unaffiliated investments	$6,638,183,639	$3,736,206,621	$183,016,286
"Affiliated" investments	1,891,328,189	—	—

Total investments, at cost	$8,529,511,828	$3,736,206,621	$183,016,286

**Foreign currency, at cost:	$—	$—	$184,431

See Notes to Financial Statements.	17

Baron Select Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2026

	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Opportunity Fund
Assets:
Investments in securities, at value*†
Unaffiliated investments	$2,201,454,646	$3,938,169,698	$1,356,966,611
"Affiliated" investments	—	—	—

Total investments, at value	2,201,454,646	3,938,169,698	1,356,966,611
Foreign currency, at value**	—	3,213,576	2,786,416
Cash	85,900,113	81,027,923	35,819,440
Receivable for securities sold	36,744,063	—	428,825
Receivable for capital shares sold	2,551,371	2,724,546	671,801
Dividends and interest receivable	644,258	5,613,017	277,772
Prepaid expenses	29,348	49,244	10,691

	2,327,323,799	4,030,798,004	1,396,961,556

Liabilities:
Payable for borrowings against line of credit	—	—	—
Payable for capital shares redeemed	1,364,699	2,091,352	2,109,833
Payable for collateral on loaned securities	—	—	—
Distribution fees payable (Note 4)	7	4	4
Investment advisory fees payable (Note 4)	—	—	47
Payable for securities purchased	31,718,277	8,213,401	6,853,518
Trustee fees payable	—	—	—
Accrued capital gains taxes	—	25,036,757	112,298
Other accrued expenses and other payables	115,083	1,067,222	252,433

	33,198,066	36,408,736	9,328,133

Net Assets	$2,294,125,733	$3,994,389,268	$1,387,633,423

Net Assets consist of:
Paid-in capital	$1,684,379,683	$2,701,088,088	$1,094,618,767
Distributable earnings (losses)	609,746,050	1,293,301,180	293,014,656

Net Assets	$2,294,125,733	$3,994,389,268	$1,387,633,423

Retail Shares:
Net Assets	$366,470,614	$218,386,108	$229,309,202
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,798,795	9,571,721	3,858,622

Net Asset Value Per Share	$41.65	$22.82	$59.43

Institutional Shares:
Net Assets	$1,876,315,120	$3,768,006,050	$1,138,364,834
Shares Outstanding ($0.01 par value; indefinite shares authorized)	43,638,112	163,889,111	18,627,736

Net Asset Value Per Share	$43.00	$22.99	$61.11

R6 Shares:
Net Assets	$51,339,999	$7,997,110	$19,959,387
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,194,132	347,680	325,829

Net Asset Value Per Share	$42.99	$23.00	$61.26

†Securities on loan, at value:	$—	$—	$—

Investments in securities, at cost:
Unaffiliated investments	$1,653,685,134	$2,321,836,631	$749,662,010
"Affiliated" investments	—	—	—

*Total investments, at cost	$1,653,685,134	$2,321,836,631	$749,662,010

**Foreign currency, at cost:	$—	$3,206,086	$2,786,372

18	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2026

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Assets:
Investments in securities, at value*†
Unaffiliated investments	$287,177,000	$111,924,741	$26,310,503
"Affiliated" investments	—	—	—

Total investments, at value	287,177,000	111,924,741	26,310,503
Foreign currency, at value**	—	57	6,635
Cash	8,410,738	2,279,568	434,460
Receivable for securities sold	5,275,511	317,605	—
Receivable for capital shares sold	145,433	395,332	12,578
Dividends and interest receivable	997,114	47,393	52,795
Prepaid expenses	3,244	1,621	366

	302,009,040	114,966,317	26,817,337

Liabilities:
Payable for borrowings against line of credit	—	—	—
Payable for capital shares redeemed	112,154	33,320	306
Payable for collateral on loaned securities	—	—	—
Distribution fees payable (Note 4)	—	—	—
Investment advisory fees payable (Note 4)	18	16	88
Payable for securities purchased	3,936,617	757,651	19,855
Trustee fees payable	—	36	—
Accrued capital gains taxes	—	—	643,119
Other accrued expenses and other payables	63,225	89,740	51,246

	4,112,014	880,763	714,614

Net Assets	$297,897,026	$114,085,554	$26,102,723

Net Assets consist of:
Paid-in capital	$249,120,107	$90,400,520	$26,789,434
Distributable earnings (losses)	48,776,919	23,685,034	(686,711)

Net Assets	$297,897,026	$114,085,554	$26,102,723

Retail Shares:
Net Assets	$23,724,507	$24,885,845	$5,173,924
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,247,822	1,145,003	570,157

Net Asset Value Per Share	$19.01	$21.73	$9.07

Institutional Shares:
Net Assets	$263,869,777	$75,631,755	$18,536,528
Shares Outstanding ($0.01 par value; indefinite shares authorized)	13,701,434	3,417,157	2,024,688

Net Asset Value Per Share	$19.26	$22.13	$9.16

R6 Shares:
Net Assets	$10,302,742	$13,567,954	$2,392,271
Shares Outstanding ($0.01 par value; indefinite shares authorized)	535,560	613,330	261,115

Net Asset Value Per Share	$19.24	$22.12	$9.16

†Securities on loan, at value:	$—	$—	$—

Investments in securities, at cost:
Unaffiliated investments	$230,047,819	$73,265,458	$22,819,581
"Affiliated" investments	—	—	—

*Total investments, at cost	$230,047,819	$73,265,458	$22,819,581

**Foreign currency, at cost:	$—	$58	$6,361

See Notes to Financial Statements.	19

Baron Select Funds	June 30, 2026

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$17,164,069	$15,538,778	$2,579,192
Dividends — "Affiliated" investments	16,785,855	—	—
Interest[2]	1,302,465	1,001,097	91,596
Securities lending income, net	1,029,873	588,851	—
European Union tax reclaims	—	—	52,401

Total income	36,282,262	17,128,726	2,723,189

Expenses:
Investment advisory fees (Note 4)	60,953,609	21,063,718	1,385,938
Distribution fees — Retail Shares (Note 4)	5,298,534	772,350	74,380
Shareholder servicing agent fees and expenses — Retail Shares	249,746	61,818	16,260
Shareholder servicing agent fees and expenses — Institutional Shares	362,671	145,034	17,338
Shareholder servicing agent fees and expenses — R6 Shares	23,462	14,824	210
Registration and filing fees	1,094,074	322,095	38,062
Line of credit fees	674,903	15,900	4,689
Trustee fees and expenses (Note 4)	447,814	138,016	7,630
Professional fees	398,997	96,616	71,575
Reports to shareholders	364,315	337,186	26,203
Custodian and fund accounting fees	145,111	55,294	43,077
Insurance expense	60,610	20,956	1,791
Administration fees	42,266	32,519	27,672
Miscellaneous expenses	2,550	2,930	16,095

Total operating expenses	70,118,662	23,079,256	1,730,920

Interest expense on borrowings	24,169,198	280,804	—

Total gross expenses	94,287,860	23,360,060	1,730,920
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(23,709)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(66,156)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(988)
Expense offset arrangements — Retail Shares (Note 4)	(134,396)	(33,849)	(6,586)
Expense offset arrangements — Institutional Shares (Note 4)	(313,701)	(117,063)	(9,211)

Total net expenses	93,839,763	23,209,148	1,624,270

Net investment income (loss)	(57,557,501)	(6,080,422)	1,098,919

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(6,876,732)	29,800,912	34,206,059 [3]
Net realized gain (loss) on investments sold — "Affiliated" investments	—	—	—
Redemption in-kind	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(75,919)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	2,481,470,590	428,644,668	3,132,695
Investments — "Affiliated" investments	(290,091,662)	—	—
Foreign currency translations	—	—	(9,535)

Net gain (loss) on investments	2,184,502,196	458,445,580	37,253,300

Net increase (decrease) in net assets resulting from operations	$2,126,944,695	$452,365,158	$38,352,219

[1] Net of foreign taxes withheld on dividends of	$—	$—	$256,947

[2] Net of foreign taxes withheld on interest of	$—	$—	$6

[3] Net of realized foreign capital gains tax of	$—	$—	$557,656

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$—	$(178,684)

20	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Opportunity Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$16,164,489	$23,198,391	$854,428
Dividends — "Affiliated" investments	—	—	—
Interest[2]	1,793,004	648,333	723,125
Securities lending income, net	—	—	248,558
European Union tax reclaims	—	—	—

Total income	17,957,493	23,846,724	1,826,111

Expenses:
Investment advisory fees (Note 4)	11,394,666	18,804,278	4,106,178
Distribution fees — Retail Shares (Note 4)	453,388	258,050	249,824
Shareholder servicing agent fees and expenses — Retail Shares	42,669	23,803	25,792
Shareholder servicing agent fees and expenses — Institutional Shares	82,249	125,604	27,213
Shareholder servicing agent fees and expenses — R6 Shares	1,383	212	469
Registration and filing fees	53,729	60,642	70,434
Line of credit fees	8,211	18,528	3,353
Trustee fees and expenses (Note 4)	53,020	93,711	32,296
Professional fees	45,621	67,207	14,748
Reports to shareholders	194,533	609,706	73,556
Custodian and fund accounting fees	47,283	731,771	29,880
Insurance expense	16,560	22,984	4,332
Administration fees	30,848	32,674	28,300
Miscellaneous expenses	5,628	28,524	6,047

Total operating expenses	12,429,788	20,877,694	4,672,422

Interest expense on borrowings	—	7,797	—

Total gross expenses	12,429,788	20,885,491	4,672,422
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(15,420)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(32,332)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(630)
Expense offset arrangements — Retail Shares (Note 4)	(21,842)	(9,392)	(11,659)
Expense offset arrangements — Institutional Shares (Note 4)	(50,592)	(59,974)	(14,583)

Total net expenses	12,357,354	20,816,125	4,597,798

Net investment income (loss)	5,600,139	3,030,599	(2,771,687)

Realized and unrealized gain (loss) on investments:
	(41,843,564)
Net realized gain (loss) on investments sold — Unaffiliated investments	—	378,459,258 [3]	(12,960,004)
Redemption in-kind	170,263,491	—	—
Net realized gain (loss) on foreign currency transactions	(12,654)	(1,487,807)	(129,373)
Change in net unrealized appreciation (depreciation) of:
	(10,058,744)
Investments — Unaffiliated investments	—	313,964,234 [4]	250,243,306
Foreign currency translations	389	(18,443)	3,964

Net gain (loss) on investments	118,348,918	690,917,242	237,157,893

Net increase (decrease) in net assets resulting from operations	$123,949,057	$693,947,841	$234,386,206

[1] Net of foreign taxes withheld on dividends of	$46,346	$3,334,852	$115,068

[2] Net of foreign taxes withheld on interest of	$—	$56	$—

[3] Net of realized foreign capital gains tax of	$—	$3,071,806	$—

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$(9,593,858)	$(3,659,328)

See Notes to Financial Statements.	21

Baron Select Funds	June 30, 2026

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Investment income (loss):
Income:
Dividends — Unaffiliated investments[1]	$4,153,595	$357,618	$83,621
Dividends — "Affiliated" investments	—	—	—
Interest[2]	166,479	89,314	8,665
Securities lending income, net	—	100,929	—
European Union tax reclaims	—	—	—

Total income	4,320,074	547,861	92,286

Expenses:
Investment advisory fees (Note 4)	1,034,900	455,296	123,806
Distribution fees — Retail Shares (Note 4)	26,743	31,078	6,421
Shareholder servicing agent fees and expenses — Retail Shares	11,737	15,626	9,534
Shareholder servicing agent fees and expenses — Institutional Shares	15,841	9,011	6,842
Shareholder servicing agent fees and expenses — R6 Shares	280	362	63
Registration and filing fees	30,326	28,063	20,964
Line of credit fees	79	36	927
Trustee fees and expenses (Note 4)	6,800	2,589	600
Professional fees	22,815	15,789	10,747
Reports to shareholders	19,048	19,396	4,900
Custodian and fund accounting fees	18,333	8,786	19,941
Insurance expense	1,944	1,086	98
Administration fees	27,585	27,402	27,214
Miscellaneous expenses	2,609	3,046	17,377

Total operating expenses	1,219,040	617,566	249,434

Interest expense on borrowings	—	—	—

Total gross expenses	1,219,040	617,566	249,434
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(12,717)	(17,333)	(23,140)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(61,127)	(37,966)	(60,402)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(2,400)	(5,149)	(6,941)
Expense offset arrangements — Retail Shares (Note 4)	(3,795)	(7,672)	(2,063)
Expense offset arrangements — Institutional Shares (Note 4)	(8,285)	(2,329)	(1,063)

Total net expenses	1,130,716	547,117	155,825

Net investment income (loss)	3,189,358	744	(63,539)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	6,139,559	11,960,966	(1,519,213)[3]
Redemption in-kind	6,497,034	—	—
Net realized gain (loss) on foreign currency transactions	783	(171)	(41,355)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	19,597,749	(9,317,662)	1,620,117 [4]
Foreign currency translations	53	(1)	750

Net gain (loss) on investments	32,235,178	2,643,132	60,299

Net increase (decrease) in net assets resulting from operations	$35,424,536	$2,643,876	$(3,240)

[1] Net of foreign taxes withheld on dividends of	$4,173	$—	$17,937

[2] Net of foreign taxes withheld on interest of	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$—	$—	$(2,046)

[4] Increase (decrease) in accrued foreign capital gains tax payable of	$—	$—	$416,635

22	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(57,557,501)	$(97,790,043)	$(6,080,422)	$(9,854,949)	$1,098,919	$3,561,624
Net realized gain (loss)	(6,876,732)	1,062,653,952	29,800,912	(61,432,157)	34,130,140	32,032,700
Change in net unrealized appreciation (depreciation)	2,191,378,928	919,254,977	428,644,668	646,491,014	3,123,160	27,571,475

Increase (decrease) in net assets resulting from operations	2,126,944,695	1,884,118,886	452,365,158	575,203,908	38,352,219	63,165,799

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(124,654,471)	—	—	—	(501,913)
Distributable earnings — Institutional Shares	—	(163,832,267)	—	—	—	(2,854,507)
Distributable earnings — R6 Shares	—	(26,044,653)	—	—	—	(143,626)

Decrease in net assets from distributions to shareholders	—	(314,531,391)	—	—	—	(3,500,046)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	2,458,771,102	348,525,870	198,783,432	169,921,771	2,135,569	11,843,438
Proceeds from the sale of shares — Institutional Shares	7,510,083,412	1,600,255,695	2,359,283,899	1,090,402,715	10,589,330	28,067,812
Proceeds from the sale of shares — R6 Shares	34,321,957	8,693,252	18,255,263	16,087,620	148,221	626,783
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	118,944,447	—	—	—	493,260
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	143,165,714	—	—	—	2,843,527
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	26,043,924	—	—	—	143,626
Cost of shares redeemed — Retail Shares	(1,374,903,499)	(609,814,238)	(140,784,434)	(116,243,882)	(6,450,039)	(47,631,254)
Cost of shares redeemed — Institutional Shares	(2,412,737,444)	(1,572,973,354)	(758,678,981)	(410,877,962)	(39,382,925)	(40,968,375)
Cost of shares redeemed — R6 Shares	(17,023,853)	(29,353,996)	(9,865,187)	(21,142,779)	(9,367,029)	(9,411,405)

Increase (decrease) in net assets derived from capital share transactions	6,198,511,675	33,487,314	1,666,993,992	728,147,483	(42,326,873)	(53,992,588)

Net increase (decrease) in net assets	8,325,456,370	1,603,074,809	2,119,359,150	1,303,351,391	(3,974,654)	5,673,165

Net Assets:
Beginning of period	9,687,799,024	8,084,724,215	3,418,080,575	2,114,729,184	326,915,202	321,242,037

End of period	$18,013,255,394	$9,687,799,024	$5,537,439,725	$3,418,080,575	$322,940,548	$326,915,202

Capital share transactions — Retail Shares
Shares sold	9,851,088	1,683,101	3,489,167	3,469,330	63,479	403,126
Shares issued in reinvestment of distributions	—	510,109	—	—	—	15,948
Shares redeemed	(5,094,968)	(3,009,305)	(2,370,985)	(2,392,264)	(193,116)	(1,562,300)

Net increase (decrease)	4,756,120	(816,095)	1,118,182	1,077,066	(129,637)	(1,143,226)

Capital share transactions — Institutional Shares
Shares sold	28,811,851	7,428,324	39,422,245	21,018,705	312,351	931,485
Shares issued in reinvestment of distributions	—	585,556	—	—	—	90,071
Shares redeemed	(8,382,469)	(7,439,062)	(12,028,504)	(8,167,295)	(1,166,649)	(1,383,842)

Net increase (decrease)	20,429,382	574,818	27,393,741	12,851,410	(854,298)	(362,286)

Capital share transactions — R6 Shares
Shares sold	130,202	41,022	302,234	316,348	4,346	21,371
Shares issued in reinvestment of distributions	—	106,631	—	—	—	4,552
Shares redeemed	(58,958)	(125,488)	(162,465)	(403,001)	(293,778)	(339,462)

Net increase (decrease)	71,244	22,165	139,769	(86,653)	(289,432)	(313,539)

See Notes to Financial Statements.	23

Baron Select Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund		Baron Global Opportunity Fund
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,600,139	$6,224,214	$3,030,599	$6,901,585	$(2,771,687)	$(4,995,238)
Net realized gain (loss)	128,407,273	77,966,443	376,971,451	564,362,678	(13,089,377)	64,572,132
Change in net unrealized appreciation (depreciation)	(10,058,355)	31,763,296	313,945,791	392,626,694	250,247,270	94,363,898

Increase (decrease) in net assets resulting from operations	123,949,057	115,953,953	693,947,841	963,890,957	234,386,206	153,940,792

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(13,915,317)	—	(3,469,052)	—	—
Distributable earnings — Institutional Shares	—	(69,820,461)	—	(68,638,526)	—	(971,345)
Distributable earnings — R6 Shares	—	(1,905,195)	—	(127,864)	—	(28,984)

Decrease in net assets from distributions to shareholders	—	(85,640,973)	—	(72,235,442)	—	(1,000,329)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	17,168,013	53,561,929	19,008,679	20,479,725	26,085,121	18,210,756
Proceeds from the sale of shares — Institutional Shares	597,688,206	753,543,827	195,082,498	462,373,003	566,253,365	213,265,782
Proceeds from the sale of shares — R6 Shares	6,899,379	10,404,092	1,189,139	1,795,774	2,902,769	4,033,359
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	13,314,579	—	3,359,288	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	64,815,486	—	59,784,771	—	958,489
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	1,905,195	—	127,864	—	28,984
Cost of shares redeemed — Retail Shares	(49,140,134)	(94,857,827)	(31,893,171)	(69,787,761)	(33,063,744)	(43,592,996)
Cost of shares redeemed — Institutional Shares	(721,250,649)	(650,050,310)	(423,731,519)	(1,439,972,290)	(143,966,770)	(194,738,603)
Cost of shares redeemed — R6 Shares	(8,759,930)	(11,094,593)	(1,008,244)	(5,942,718)	(2,132,884)	(3,425,872)

Increase (decrease) in net assets derived from capital share transactions	(157,395,115)	141,542,378	(241,352,618)	(967,782,344)	416,077,857	(5,260,101)

Net increase (decrease) in net assets	(33,446,058)	171,855,358	452,595,223	(76,126,829)	650,464,063	147,680,362

Net Assets:
Beginning of period	2,327,571,791	2,155,716,433	3,541,794,045	3,617,920,874	737,169,360	589,488,998

End of period	$2,294,125,733	$2,327,571,791	$3,994,389,268	$3,541,794,045	$1,387,633,423	$737,169,360

Capital share transactions — Retail Shares
Shares sold	430,996	1,376,572	910,667	1,191,853	511,214	436,736
Shares issued in reinvestment of distributions	—	329,483	—	182,007	—	—
Shares redeemed	(1,242,314)	(2,430,096)	(1,525,504)	(4,077,089)	(646,764)	(1,042,827)

Net increase (decrease)	(811,318)	(724,041)	(614,837)	(2,703,229)	(135,550)	(606,091)

Capital share transactions — Institutional Shares
Shares sold	14,410,957	18,873,379	9,272,135	26,958,575	10,851,374	4,755,278
Shares issued in reinvestment of distributions	—	1,557,283	—	3,222,385	—	19,025
Shares redeemed	(17,522,055)	(16,264,257)	(20,019,764)	(83,110,593)	(2,574,472)	(4,456,348)

Net increase (decrease)	(3,111,098)	4,166,405	(10,747,629)	(52,929,633)	8,276,902	317,955

Capital share transactions — R6 Shares
Shares sold	168,113	258,900	55,136	103,268	57,760	89,855
Shares issued in reinvestment of distributions	—	45,767	—	6,889	—	574
Shares redeemed	(212,564)	(274,975)	(46,431)	(375,845)	(40,736)	(82,716)

Net increase (decrease)	(44,451)	29,692	8,705	(265,688)	17,024	7,713

24	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Income Fund		Baron Health Care Fund		Baron India Fund
	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,189,358	$3,883,023	$744	$(469,686)	$(63,539)	$(78,415)
Net realized gain (loss)	12,637,376	579,947	11,960,795	13,058,096	(1,560,568)	(637,004)
Change in net unrealized appreciation (depreciation)	19,597,802	4,976,836	(9,317,663)	(939,309)	1,620,867	418,603

Increase (decrease) in net assets resulting from operations	35,424,536	9,439,806	2,643,876	11,649,101	(3,240)	(296,816)

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(159,716)	(281,017)	—	—	—	(19,900)
Distributable earnings — Institutional Shares	(2,070,708)	(3,797,700)	—	—	—	(85,736)
Distributable earnings — R6 Shares	(81,404)	(127,797)	—	—	—	(11,905)

Decrease in net assets from distributions to shareholders	(2,311,828)	(4,206,514)	—	—	—	(117,541)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	2,761,627	9,391,168	1,472,916	2,757,476	1,054,550	5,225,933
Proceeds from the sale of shares — Institutional Shares	49,167,687	129,578,708	2,292,016	11,577,621	3,977,432	16,160,907
Proceeds from the sale of shares — R6 Shares	724,782	4,198,334	13	281,316	257,984	154,238
Net asset value of shares issued in reinvestment of distributions — Retail Shares	159,004	275,924	—	—	—	19,640
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	2,064,642	2,859,023	—	—	—	85,736
Net asset value of shares issues in reinvestment of distribution — R6 Shares	80,573	126,208	—	—	—	2,286
Cost of shares redeemed — Retail Shares	(2,155,229)	(5,690,927)	(5,392,919)	(13,228,027)	(1,527,708)	(1,463,535)
Cost of shares redeemed — Institutional Shares	(45,751,946)	(68,891,405)	(30,624,802)	(60,619,694)	(2,905,723)	(3,075,499)
Cost of shares redeemed — R6 Shares	(1,095,639)	(1,787,633)	(294,432)	(1,832,423)	(135,445)	(145,099)

Increase (decrease) in net assets derived from capital share transactions	5,955,501	70,059,400	(32,547,208)	(61,063,731)	721,090	16,964,607

Net increase (decrease) in net assets	39,068,209	75,292,692	(29,903,332)	(49,414,630)	717,850	16,550,250

Net Assets:
Beginning of period	258,828,817	183,536,125	143,988,886	193,403,516	25,384,873	8,834,623

End of period	$297,897,026	$258,828,817	$114,085,554	$143,988,886	$26,102,723	$25,384,873

Capital share transactions — Retail Shares
Shares sold	152,134	563,649	71,403	143,503	119,822	565,383
Shares issued in reinvestment of distributions	8,787	16,583	—	—	—	2,197
Shares redeemed	(121,037)	(344,756)	(272,199)	(721,501)	(183,314)	(158,144)

Net increase (decrease)	39,884	235,476	(200,796)	(577,998)	(63,492)	409,436

Capital share transactions — Institutional Shares
Shares sold	2,728,922	7,744,664	113,044	611,095	469,389	1,732,645
Shares issued in reinvestment of distributions	112,908	168,635	—	—	—	9,526
Shares redeemed	(2,518,216)	(4,100,883)	(1,525,187)	(3,213,238)	(342,818)	(331,504)

Net increase (decrease)	323,614	3,812,416	(1,412,143)	(2,602,143)	126,571	1,410,667

Capital share transactions — R6 Shares
Shares sold	39,889	247,016	1	15,746	29,832	16,623
Shares issued in reinvestment of distributions	4,413	7,493	—	—	—	254
Shares redeemed	(61,027)	(105,719)	(14,836)	(101,604)	(16,456)	(15,644)

Net increase (decrease)	(16,725)	148,790	(14,835)	(85,858)	13,376	1,233

See Notes to Financial Statements.	25

Baron Select Funds	June 30, 2026

STATEMENTS OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2026

	Baron Partners Fund	Baron Focused Growth Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,126,944,695	$452,365,158
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(6,356,194,994)	(2,294,702,723)
Proceeds from sales of portfolio securities	122,107,463	296,452,600
Purchase/sale of short-term portfolio securities, net	—	(22,054,243)
(Increase) decrease in dividends and interest receivable	(4,605,666)	(1,553,693)
(Increase) decrease in prepaid expenses	91,054	(44,202)
Increase in payable for collateral on loaned securities	38,566,148	21,629,047
Increase (decrease) in accrued expenses	(2,414,697)	166,763
Net realized (gain) loss on investments	6,876,732	(29,800,912)
Change in net unrealized (appreciation) depreciation of investments	(2,190,934,723)	(428,219,472)

Net cash provided (used) by operating activities	$(6,259,563,988)	$(2,005,761,677)

Cash Provided in Financing Activities
Proceeds from shares sold	10,007,520,707	2,599,365,053
Payment for shares redeemed	(3,762,720,712)	(811,673,472)
Borrowings against line of credit	2,147,000,000	155,500,000
Repayments against line of credit	(2,132,000,000)	—

Net cash provided (used) in financing activities	6,259,799,995	1,943,191,581

Net increase (decrease) in cash	236,007	(62,570,096)
Cash at beginning of period	254,252	62,578,080

Cash at end of period	$490,259	$7,984

Supplemental cash flow information:
Interest paid on line of credit	$26,855,160	$—

26	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron India Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Opportunity Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee,

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust, Baron Investment Funds Trust, and Baron ETF Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single or Related Issuers and Common CEO Risk. Single or related issuers risk is the possibility that factors specific to an issuer or issuers to which the Fund is exposed will affect the market prices of such issuer’s securities. The performance of those issuers may have a greater effect on the Fund’s performance compared to a fund that has a greater diversity of investments in multiple issuers. Thus, a fund with concentrated investments in certain single issuers is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period. Baron Partners Fund, Baron Focused Growth Fund, and Baron Global Opportunity Fund currently have significant investments in Space Exploration Technologies Corp. (“SpaceX”) and/or Tesla, Inc. (“Tesla”). As a result, the net asset value of these Funds will be materially impacted by the price of each issuer’s stock. Before investing in the Fund, investors should carefully consider publicly available information about SpaceX and Tesla. As long as the Funds maintain substantial investments in these issuers, the Funds’ performance will be significantly affected by the performance of the stocks and a decline in the price of Tesla or SpaceX stock could materially and adversely affect your investment in the Funds. This risk may be amplified because these companies share the same Chief Executive Officer and major stockholder. The Funds may invest in different companies that have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Funds may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, the Funds have made investments in SpaceX and Tesla, the Chief Executive Officer of each is Elon Musk. As such, the Funds may be considered to be exposed to risk associated with Mr. Musk.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of their investments in SpaceX, which represents about 35%, 29%, and 20%, respectively, of each Fund’s net assets as of June 30, 2026, Baron Partners Fund, Baron Focused Growth Fund, and Baron Global Opportunity Fund will be adversely impacted by developments affecting the energy industry, as well as governmental environmental regulations.

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

j) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Partners Fund and Baron Focused Growth Fund participated in Securities lending activities during the six months ended June 30, 2026. At June 30, 2026, Baron Partners Fund and Baron Focused Growth Fund had securities on loan with values of $37,292,165 and $20,914,559 and held $38,566,148 and $21,629,047, respectively, of short term investments as collateral for these loans.

k) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

In certain circumstances and to the extent that EU tax reclaims recognized by a Fund exceed foreign withholding tax paid, and the Fund previously passed-through foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service in order to pay the associated tax liability on behalf of its shareholders.

l) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

m) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually, except that the Baron Real Estate Income Fund’s income dividends (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

n) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o) In-Kind Redemptions. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the six months ended June 30, 2026, Baron Real Estate Fund and Baron Real Estate Income Fund realized net gains of $170,263,491 and $6,497,034 respectively, on $373,943,627 and $24,446,628 of in-kind redemptions in securities.

p) Segment Reporting. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

q) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities and in-kind transactions, if any, for the six months ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$6,351,852,161	$205,125,310
Baron Focused Growth Fund	2,304,754,273	338,653,948
Baron International Growth Fund	66,552,617	111,311,401
Baron Real Estate Fund	1,442,300,113	1,276,513,768
Baron Emerging Markets Fund	943,758,445	1,214,631,687
Baron Global Opportunity Fund	407,684,550	19,475,404
Baron Real Estate Income Fund	239,293,336	208,827,658
Baron Health Care Fund	49,856,208	78,374,483
Baron India Fund	14,669,640	13,475,974

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron Partners Fund	1.00%
Baron Focused Growth Fund	1.00%
Baron International Growth Fund	0.88%
Baron Real Estate Fund	1.00%
Baron Emerging Markets Fund	1.00%
Baron Global Opportunity Fund	0.85%
Baron Real Estate Income Fund	0.75%
Baron Health Care Fund	0.75%
Baron India Fund	1.00%

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, extraordinary expenses, and expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.20%	0.95%	0.95%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Global Opportunity Fund	1.15%	0.90%	0.90%
Baron Real Estate Income Fund	1.05%	0.80%	0.80%
Baron Health Care Fund	1.10%	0.85%	0.85%
Baron India Fund	1.45%	1.20%	1.20%

During the six months ended June 30, 2026, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron International Growth Fund	$23,709	$—	$66,156	$—	$988	$—
Baron Global Opportunity Fund	15,420	—	32,332	—	630	—
Baron Real Estate Income Fund	12,717	—	61,127	—	2,400	—
Baron Health Care Fund	17,333	—	37,966	—	5,149	—
Baron India Fund	23,140	—	60,402	—	6,941	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Expense offset arrangement. The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2026, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses as follows:

Fund	Retail Shares	Institutional shares
Baron Partners Fund	$134,396	$313,701
Baron Focused Growth Fund	33,849	117,063
Baron International Growth Fund	6,586	9,211
Baron Real Estate Fund	21,842	50,592
Baron Emerging Markets Fund	9,392	59,974
Baron Global Opportunity Fund	11,659	14,583
Baron Real Estate Income Fund	3,795	8,285
Baron Health Care Fund	7,672	2,329
Baron India Fund	2,063	1,063

c) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

d) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $225,000 with the Chairman of the Trust receiving an additional $50,000. An additional $65,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

e) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions.

For the six months ended June 30, 2026, the Funds did not engage in the cross-trades.

g) Ownership Concentration. As of June 30, 2026, the officers, Trustees, and portfolio managers owned, directly or indirectly, 10.05% of Baron Focused Growth Fund, 11.68% of Baron Health Care Fund, and 27.19% of Baron India Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron Health Care Fund, and Baron India Fund shareholders.

h) Transactions in “Affiliated” Companies1. An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended June 30, 2026.

BARON PARTNERS FUND

Name of Issuer	Shares Held at December 31, 2025	Value at December 31, 2025	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2026	Value at June 30, 2026	% of Net Assets at June 30, 2026
“Affiliated” Company as of June 30, 2026:
Choice Hotels International, Inc.	2,100,000	$200,046,000	$202,299,222	$—	$37,944,693	$—	$1,319,050	3,992,835	$440,289,915	2.44%
FactSet Research Systems, Inc.	1,300,000	377,247,000	214,539,483	—	(97,335,360)	—	4,361,040	2,149,040	494,451,123	2.74%
Gartner,Inc.	1,230,000	310,304,400	415,464,045	—	(248,830,877)	—	—	3,679,506	476,937,568	2.65%
Vail Resorts, Inc	1,560,000	207,168,000	210,735,699	—	18,129,882	—	11,105,765	3,202,597	436,033,581	2.42%

		$1,094,765,400	$1,043,038,449	$—	$(290,091,662)	$—	$16,785,855		1,847,712,187

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1.5 billion that is used for investment purposes. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. Baron Partners Fund may borrow up to the lesser of $1.5 billion or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the One-Month Term Secured Overnight Financing Rate plus 0.10%, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate (OBFR); plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount at time of closing or any incremental commitment amounts thereafter.

The maturity date for this line of credit is the earliest to occur of (i) the date which is 180 days following the date on which the lender, in its sole and absolute discretion, sends written notice of its intention to terminate the line of credit; (ii) termination of the line of credit by Baron Partners Fund; and (iii) acceleration by the lender following an event of default.

The Fund Complex (except Baron Partners Fund, Baron Generational Growth Fund, and Baron ETF Trust), participates in a committed line of credit agreement with State Street in the amount of $500 million to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2026, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 6/30/2026
Baron Partners Fund	$1,186.9 million	$1,493.5 million	4.67%	159	$1,218.0 million
Baron Focused Growth Fund	$142.5 million	$159.3 million	4.80%	15	$155.5 million
Baron Emerging Markets Fund	$20.1 million	$20.2 million	4.71%	3	$—

*	For the days borrowings were outstanding.

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. LINE OF CREDIT (Continued)

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At June 30, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	9/13/2017-8/4/2020	$6,233,497,340

Total Restricted Securities:		$6,233,497,340

(Cost $108,811,722)† (34.61% of Net Assets)

	Baron Focused Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	9/13/2017-10/17/2025	$1,315,706,576

Private Preferred Stocks
Neuralink Corp	5/30/2025	5,000,005

Total Restricted Securities:		$1,320,706,581

(Cost $108,656,886)† (23.85% of Net Assets)

	Baron International Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$359

Warrants
Constellation Software, Inc., Exp 3/31/2040	8/23/2023	—

Total Restricted Securities:		$359

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$13,205

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	66,509

Total Restricted Securities:		$79,714

(Cost $114,206,658)† (0.00%^ of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.
**

Space Exploration Technologies Corp. went public via an initial public offering on 6/12/2026, the pre-IPO shares are subject to selling restriction due to a lock-up agreement with expiration dates ranging from 8/6/2026 to 8/3/2027.

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Global Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Space Exploration Technologies Corp.**	3/25/2021-12/3/2021	$276,233,975

Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	557,556

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	39,908

Total Restricted Securities:		$276,831,439

(Cost $56,932,385)† (19.95% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
**

Space Exploration Technologies Corp. went public via an initial public offering on 6/12/2026, the pre-IPO shares are subject to selling restriction due to a lock-up agreement with expiration dates ranging from 8/6/2026 to 8/3/2027.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$19,209,856,052	$—	$—	$19,209,856,052
Short Term Investments	—	38,566,148	—	38,566,148

Total Investments	$19,209,856,052	$38,566,148	$—	$19,248,422,200

†	See Portfolios of Investments for additional detailed categorizations.

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) [1]	Total
Common Stocks†	$5,744,111,358	$—	$—	$5,744,111,358
Private Preferred Stocks	—	—	5,000,005	5,000,005
Short Term Investments	—	21,629,047	—	21,629,047

Total Investments	$5,744,111,358	$21,629,047	$5,000,005	$5,770,740,410

	Baron International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) [1]	Total
Common Stocks†	$77,084,183	$236,221,409	$359	$313,305,951
Warrants	—	—	0	0

Total Investments	$77,084,183	$236,221,409	$359	$313,305,951

	Baron Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,201,454,646	$—	$—	$2,201,454,646

Total Investments	$2,201,454,646	$—	$—	$2,201,454,646

	Baron Emerging Markets Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) [1]	Total
Common Stocks†	$698,268,780	$3,239,808,302	$13,205	$3,938,090,287
Private Convertible Preferred Stocks	—	—	66,509	66,509
Warrants	12,902	—	—	12,902

Total Investments	$698,281,682	$3,239,808,302	$79,714	$3,938,169,698

	Baron Global Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) [1]	Total
Common Stocks†	$1,203,712,916	$152,167,293	$—	$1,355,880,209
Private Common Stocks	—	—	557,556	557,556
Private Convertible Preferred Stocks	—	—	39,908	39,908
Warrants†	488,938	—	—	488,938

Total Investments	$1,204,201,854	$152,167,293	$597,464	$1,356,966,611

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for any of the Funds.

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Real Estate Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$287,177,000	$—	$—	$287,177,000

Total Investments	$287,177,000	$—	$—	$287,177,000

	Baron Health Care Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$111,095,329	$829,412	$—	$111,924,741

Total Investments	$111,095,329	$829,412	$—	$111,924,741

	Baron India Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$—	$26,310,503	$—	$26,310,503

Total Investments	$—	$26,310,503	$—	$26,310,503

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
Communication Services	$125,697,796	$—	$65,697,797	$(65,697,796)	$—	$(125,697,797)	$—	$—		$—	$—
Industrials	1,060,296,920	—	—	639,704,080	—	—	—	(1,700,001,000	)^	—	—
Private Convertible Preferred Stocks
Unclassified	0	—	(7,843,621)	7,843,621	—	—	—	—	*	—	—
Private Preferred Stocks
Communication Services	24,999,974	—	—	—	—	(24,999,974)	—	—		—	—
Industrials	2,049,907,940	—	—	1,236,761,560	—	—	—	(3,286,669,500	)^	—	—

Total	$3,260,902,630	$—	$57,854,176	$1,818,611,465	$—	$(150,697,771)	$—	$(4,986,670,500)		$—	$—

*	Northvolt AB transferred out of Level 3 as a result of the company declaring bankruptcy and no longer having a principal business entity.
^	Space Exploration Technologies Corp. transferred out of Level 3 upon the company’s IPO and its listing on the NASDAQ exchange on June 12, 2026.

June 30, 2026	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
Industrials	$434,546,096	$—	$—	$262,172,704	$—	$—	$—	$(696,718,800	)^	$—	$—
Private Preferred Stocks
Communication Services	126,081,813	—	106,081,822	(106,081,822)	—	(126,081,813)	—	—		—	—
Health Care	5,000,005	—	—	—	—	—	—	—		5,000,005	—
Industrials	221,925,940	—	—	133,893,560	—	—	—	(355,819,500	)^	—	—

Total	$787,553,854	$—	$106,081,822	$289,984,442	$—	$(126,081,813)	$—	$(1,052,538,300)		$5,000,005	$—

	Baron Global Opportunity Fund

Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3		Balance as of June 30, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2026
Private Common Stocks
United States	$138,384,536	$—	$—	$83,154,520	$—	$—	$—	$(220,981,500	)^	$557,556	$0
Private Convertible Preferred Stocks
India	42,030	—	—	(2,122)	—	—	—	—		39,908	(2,122)

Total	$138,426,566	$—	$—	$83,152,398	$—	$—	$—	$(220,981,500)		$597,464	$(2,122)

^	Space Exploration Technologies Corp. transferred out of Level 3 upon the company’s IPO and its listing on the NASDAQ exchange on June 12, 2026.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of in-kind transactions, net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, wash sale loss deferral, and certain corporate actions of a Fund’s investments, including issuer mergers, spin-offs, and other reorganization events. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2026, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$8,529,511,828	$3,736,206,621	$183,016,286	$1,653,685,134	$2,321,836,631

Gross tax unrealized appreciation	10,987,055,438	2,149,768,727	141,863,968	552,203,703	1,859,928,317
Gross tax unrealized depreciation	(268,145,066)	(115,234,938)	(11,574,303)	(4,434,191)	(243,595,250)

Net tax unrealized appreciation (depreciation)	10,718,910,372	2,034,533,789	130,289,665	547,769,512	1,616,333,067

	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund
Cost of investments	$749,662,010	$230,047,819	$73,265,458	$22,819,581

Gross tax unrealized appreciation	661,044,078	57,502,788	39,051,234	4,063,212
Gross tax unrealized depreciation	(53,739,477)	(373,607)	(391,951)	(572,290)

Net tax unrealized appreciation (depreciation)	607,304,601	57,129,181	38,659,283	3,490,922

Baron Select Funds	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of December 31, 2025 the Funds had capital loss carryforwards with no expiration dates as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Short-Term	$—	$113,747,726	$25,046,454	$—	$471,994,701

Long-Term	$—	$53,487,589	$—	$—	$—

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$32,629,118	$—	$528,057,575

	Baron Global Opportunity Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron India Fund[1]
Short-Term	$173,826,902	$19,336,046	$25,439,435	$832,483

Long-Term	$112,674,926	$—	$—	$589,591

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$13,177,852	$—

[1]	Future utilization of losses may be subject to limitations under current tax laws.

The tax character of distributions paid during the six months ended June 30, 2026 and the year ended December 31, 2025 was as follows:

	Six Months Ended June 30, 2026			Year Ended December 31, 2025

Fund	Ordinary[1]	Long-Term Capital Gain	Return of Capital	Ordinary[1]	Long-Term Capital Gain	Return of Capital
Baron Partners Fund	$—	$—	$—	$—	$314,531,391	$—
Baron Focused Growth Fund	—	—	—	—	—	—
Baron International Growth Fund	—	—	—	3,500,046	—	—
Baron Real Estate Fund	—	—	—	7,079,072	78,561,901	—
Baron Emerging Markets Fund	—	—	—	72,235,442	—	—
Baron Global Opportunity Fund	—	—	—	1,000,329	—	—
Baron Real Estate Income Fund	2,311,828	—	—	4,206,514	—	—
Baron Health Care Fund	—	—	—	—	—	—
Baron India Fund	—	—	—	117,541	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2026, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

June 30, 2026	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON PARTNERS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Operating expenses (%)		Interest expense (%)		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	252.78	(1.42)	27.34	25.92	0.00	0.00	0.00	278.70	10.25	[3]	1.31	[4]	0.42	[4]	1.73	[4,5]	(1.14)[4]	5,469.9	2	[3]

Year Ended December 31,

2025	210.43	(2.91)	53.75	50.84	0.00	(8.49)	(8.49)	252.78	24.55		1.30		0.61		1.91		(1.44)	3,759.0	5	[6]

2024	159.63	(1.89)	54.29	52.40	0.00	(1.60)	(1.60)	210.43	32.74		1.30		0.94		2.24		(1.22)	3,300.9	1

2023	111.55	(2.52)	50.60	48.08	0.00	0.00	0.00	159.63	43.10		1.30		0.94		2.24		(1.77)	2,959.9	5

2022	199.00	(1.96)	(81.93)	(83.89)	0.00	(3.56)	(3.56)	111.55	(42.56)		1.30		0.39		1.69		(1.29)	2,136.4	6

2021	164.18	(1.98)	52.16	50.18	0.00	(15.36)	(15.36)	199.00	31.39		1.30		0.06		1.36		(1.11)	3,903.2	9

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	265.05	(1.08)	28.63	27.55	0.00	0.00	0.00	292.60	10.40	[3]	1.07	[4]	0.38	[4]	1.45	[4,7]	(0.83)[4]	11,621.5	2	[3]

Year Ended December 31,

2025	219.73	(2.49)	56.30	53.81	0.00	(8.49)	(8.49)	265.05	24.86		1.04		0.61		1.65		(1.18)	5,112.6	5	[6]

2024	166.21	(1.55)	56.67	55.12	0.00	(1.60)	(1.60)	219.73	33.08		1.05		0.94		1.99		(0.95)	4,112.0	1

2023	115.85	(2.25)	52.61	50.36	0.00	0.00	0.00	166.21	43.47		1.04		0.95		1.99		(1.52)	3,464.4	5

2022	205.95	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.85	(42.41)		1.04		0.40		1.44		(1.04)	2,329.7	6

2021	169.04	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.95	31.73		1.05		0.06		1.11		(0.86)	4,126.7	9

R6 SHARES

Six Months Ended June 30,

2026	264.99	(1.21)	28.74	27.53	0.00	0.00	0.00	292.52	10.39	[3]	1.05	[4]	0.44	[4]	1.49	[4]	(0.93)[4]	921.9	2	[3]

Year Ended December 31,

2025	219.68	(2.50)	56.30	53.80	0.00	(8.49)	(8.49)	264.99	24.86		1.04		0.61		1.65		(1.18)	816.2	5	[6]

2024	166.18	(1.52)	56.62	55.10	0.00	(1.60)	(1.60)	219.68	33.08		1.05		0.94		1.99		(0.93)	671.8	1

2023	115.84	(2.25)	52.59	50.34	0.00	0.00	0.00	166.18	43.46		1.05		0.94		1.99		(1.52)	520.5	5

2022	205.94	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.84	(42.41)		1.04		0.40		1.44		(1.04)	359.8	6

2021	169.03	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.94	31.73		1.05		0.06		1.11		(0.86)	627.5	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Total expenses were 1.72% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.
[6]	Excludes impact of in-kind transactions.
[7]	Total expenses were 1.44% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.

See Notes to Financial Statements.	39

Baron Select Funds	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	57.57	(0.15)	4.44	4.29	0.00	0.00	0.00	61.86	7.45	[3]	1.32	[4,5,6]	(0.52)[5]	694.3	8	[3]

Year Ended December 31,

2025	47.21	(0.29)	10.65	10.36	0.00	0.00	0.00	57.57	21.94		1.31	[7]	(0.60)	581.7	8

2024	36.45	(0.11)	10.87	10.76	0.00	0.00	0.00	47.21	29.52		1.31		(0.29)	426.2	6

2023	28.61	(0.19)	8.03	7.84	0.00	0.00	0.00	36.45	27.40		1.32		(0.57)	316.9	6

2022	44.52	(0.26)	(12.14)	(12.40)	0.00	(3.51)	(3.51)	28.61	(28.30)		1.32		(0.74)	174.3	22

2021	43.36	(0.51)	8.59	8.08	0.00	(6.92)	(6.92)	44.52	18.83		1.32	[7]	(1.12)	209.8	45

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	60.47	(0.07)	4.66	4.59	0.00	0.00	0.00	65.06	7.61	[3]	1.07	[4,5]	(0.25)[5]	4,277.7	8	[3]

Year Ended December 31,

2025	49.46	(0.17)	11.18	11.01	0.00	0.00	0.00	60.47	22.26		1.05	[7]	(0.34)	2,319.3	8

2024	38.09	0.00 [8]	11.37	11.37	0.00	0.00	0.00	49.46	29.85		1.05		0.00 [9]	1,261.3	6

2023	29.82	(0.11)	8.38	8.27	0.00	0.00	0.00	38.09	27.73		1.06		(0.31)	690.5	6

2022	46.09	(0.16)	(12.60)	(12.76)	0.00	(3.51)	(3.51)	29.82	(28.11)		1.06		(0.45)	300.3	22

2021	44.56	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.09	19.16		1.05	[7]	(0.85)	307.8	45

R6 SHARES

Six Months Ended June 30,

2026	60.52	(0.08)	4.68	4.60	0.00	0.00	0.00	65.12	7.60	[3]	1.06	[4,5]	(0.26)[5]	565.4	8	[3]

Year Ended December 31,

2025	49.50	(0.18)	11.20	11.02	0.00	0.00	0.00	60.52	22.26		1.05	[7]	(0.34)	517.1	8

2024	38.12	(0.01)	11.39	11.38	0.00	0.00	0.00	49.50	29.85		1.05		(0.03)	427.2	6

2023	29.84	(0.11)	8.39	8.28	0.00	0.00	0.00	38.12	27.75		1.06		(0.32)	328.3	6

2022	46.12	(0.17)	(12.60)	(12.77)	0.00	(3.51)	(3.51)	29.84	(28.11)		1.05		(0.48)	252.9	22

2021	44.59	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.12	19.15		1.05	[7]	(0.86)	320.6	45

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Includes interest expense of 0.01%.
[5]	Annualized.
[6]	Gross expenses were 1.31% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.
[7]	Includes interest expense of less than 0.01%.
[8]	Less than $0.01 per share.
[9]	Less than 0.01%.

40	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:							Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of Capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	31.49	0.09		3.93	4.02	0.00	0.00	0.00	0.00	35.51	12.77	[4,5]	1.34	[6,7,10]	1.23	[6]	0.53	[6]	62.0	21	[5]

Year Ended December 31,

2025	26.29	0.26	[3]	5.21	5.47	(0.27)	0.00	0.00	(0.27)	31.49	20.81	[4]	1.26	[3]	1.21	[3]	0.89	[3]	59.1	31

2024	25.45	0.09		0.96	1.05	(0.19)	0.00	(0.02)	(0.21)	26.29	4.11	[4]	1.31		1.21		0.34		79.4	24

2023	23.80	0.10		1.64	1.74	(0.09)	0.00	0.00	(0.09)	25.45	7.33	[4]	1.26		1.20		0.40		76.0	33

2022	33.29	0.02		(9.21)	(9.19)	0.00	(0.30)	0.00	(0.30)	23.80	(27.47)[4]		1.26		1.20		0.06		66.8	47

2021	31.97	(0.11)		3.18	3.07	(0.63)	(1.12)	0.00	(1.75)	33.29	9.64	[4]	1.23		1.20		(0.33)		100.2	36

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	32.14	0.13		4.02	4.15	0.00	0.00	0.00	0.00	36.29	12.88	[4,5]	1.04	[6,10]	0.98	[6]	0.76	[6]	257.4	21	[5]

Year Ended December 31,

2025	26.84	0.34	[3]	5.33	5.67	(0.37)	0.00	0.00	(0.37)	32.14	21.16	[4]	0.99	[3]	0.96	[3]	1.11	[3]	255.4	31

2024	25.98	0.16		0.98	1.14	(0.25)	0.00	(0.03)	(0.28)	26.84	4.35	[4]	1.04		0.96		0.58		223.1	24

2023	24.29	0.16		1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.98	7.60	[4]	0.98		0.95		0.64		314.6	33

2022	33.88	0.08		(9.37)	(9.29)	0.00	(0.30)	0.00	(0.30)	24.29	(27.29)[4]		0.99		0.95		0.30		303.7	47

2021	32.51	(0.02)		3.22	3.20	(0.71)	(1.12)	0.00	(1.83)	33.88	9.88	[4]	0.96		0.95		(0.05)		497.2	36

R6 SHARES

Six Months Ended June 30,

2026	32.11	0.00	[8]	4.14	4.14	0.00	0.00	0.00	0.00	36.25	12.89	[4,5]	1.03	[6,10]	1.01	[6]	0.00	[6,9]	3.5	21	[5]

Year Ended December 31,

2025	26.83	0.31	[3]	5.34	5.65	(0.37)	0.00	0.00	(0.37)	32.11	21.09	[4]	0.99	[3]	0.96	[3]	1.04	[3]	12.4	31

2024	25.97	0.08		1.06	1.14	(0.25)	0.00	(0.03)	(0.28)	26.83	4.35	[4]	1.01		0.95		0.31		18.7	24

2023	24.28	0.16		1.68	1.84	(0.15)	0.00	0.00	(0.15)	25.97	7.61	[4]	0.98		0.95		0.64		121.4	33

2022	33.86	0.08		(9.36)	(9.28)	0.00	(0.30)	0.00	(0.30)	24.28	(27.28)[4]		0.99		0.95		0.31		112.2	47

2021	32.49	(0.03)		3.23	3.20	(0.71)	(1.12)	0.00	(1.83)	33.86	9.89	[4]	0.96		0.95		(0.10)		160.3	36

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

For the year ended December 31, 2025, the Fund received European Union (EU) tax reclaims and incurred the related fees. Had these EU tax reclaims not be received, the Net Investment Income (loss) Per Share, Net Investment Income (loss) Ratio, Gross Expense Ratio, and Net Expense Ratio of each class would have been reduced by $0.13, 0.94%, 0.02%, 0.02%, respectively.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not annualized.
[6]	Annualized.
[7]	Gross expenses were 1.31% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.
[8]	Less than $0.01 per share
[9]	Less than 0.01%
[10]

For the period ended June 30, 2026, the Fund received European Union (EU) tax reclaims and incurred the related fees. Had these EU tax reclaims not be received, the Net Investment Income (loss) Per Share, Net Investment Income (loss) Ratio, Gross Expense Ratio, and Net Expense Ratio of each class would have been reduced by $0.01, 0.03%, 0.03%, and 0.03%, respectively.

See Notes to Financial Statements.	41

Baron Select Funds	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	39.39	0.05		2.21	2.26	0.00	0.00	0.00	41.65	5.74	[3]	1.31	[4,5]	0.28	[4]	366.5	59	[3,6]

Year Ended December 31,

2025	38.89	0.03		1.91	1.94	(0.04)	(1.40)	(1.44)	39.39	4.92		1.32	[7]	0.07		378.6	70	[6]

2024	34.72	0.00	[8]	4.23	4.23	(0.06)	0.00	(0.06)	38.89	12.19		1.31		0.01		401.9	77

2023	27.86	0.08		6.80	6.88	(0.02)	0.00	(0.02)	34.72	24.70		1.31		0.25		381.4	58

2022	40.24	0.00	[8]	(11.56)	(11.56)	(0.02)	(0.80)	(0.82)	27.86	(28.61)		1.33		0.00	[9]	322.0	113

2021	35.21	(0.10)		8.42	8.32	0.00	(3.29)	(3.29)	40.24	24.03		1.31		(0.26)		514.8	64

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	40.61	0.11		2.28	2.39	0.00	0.00	0.00	43.00	5.86	[3]	1.05	[4,5]	0.53	[4]	1,876.3	59	[3,6]

Year Ended December 31,

2025	40.05	0.13		1.97	2.10	(0.14)	(1.40)	(1.54)	40.61	5.19		1.05		0.33		1,898.7	70	[6]

2024	35.75	0.10		4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46		1.05		0.27		1,705.4	77

2023	28.73	0.16		7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04		1.06		0.51		1,319.1	58

2022	41.36	0.08		(11.89)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)		1.07		0.25		928.7	113

2021	36.02	0.01		8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36		1.05		0.04		1,490.8	64

R6 SHARES

Six Months Ended June 30,

2026	40.61	0.11		2.27	2.38	0.00	0.00	0.00	42.99	5.86	[3]	1.05	[4]	0.53	[4]	51.3	59	[3,6]

Year Ended December 31,

2025	40.05	0.12		1.98	2.10	(0.14)	(1.40)	(1.54)	40.61	5.19		1.05		0.32		50.3	70	[6]

2024	35.75	0.10		4.36	4.46	(0.16)	0.00	(0.16)	40.05	12.46		1.05		0.27		48.4	77

2023	28.73	0.16		7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04		1.06		0.52		40.1	58

2022	41.36	0.09		(11.90)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)		1.07		0.29		25.7	113

2021	36.02	0.01		8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36		1.05		0.02		33.3	64

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Total expenses were 1.30% and 1.04% for the six months ended June 30, 2026, respectively, after adjusting for certain transfer agency credits.
[6]	Excludes impact of in-kind transactions.
[7]	Total expenses were 1.31% after adjusting for certain transfer agency credits.
[8]	Less than $0.01 per share.
[9]	Less than 0.01%.

42	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	19.01	(0.01)	3.82	3.81	0.00	0.00	0.00	0.00	22.82	20.04 [3]	1.36	[4,5,6]	(0.08)[4]	218.4	25	[3]

Year Ended December 31,

2025	14.92	(0.01)	4.44	4.43	(0.34)	0.00	0.00	(0.34)	19.01	29.77	1.38	[6]	(0.08)	193.7	39

2024	13.93	(0.00)[7]	1.07	1.07	(0.08)	0.00	0.00	(0.08)	14.92	7.63	1.37		(0.03)	192.3	37

2023	12.96	0.04	0.99	1.03	(0.06)	0.00	0.00	(0.06)	13.93	7.95	1.37		0.26	253.2	33

2022	17.51	(0.01)	(4.54)	(4.55)	0.00	0.00	0.00	0.00	12.96	(25.99)	1.38		(0.07)	283.7	44

2021	18.97	(0.09)	(1.09)	(1.18)	(0.28)	0.00	(0.00)[7]	(0.28)	17.51	(6.26)	1.33		(0.46)	462.6	33

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	19.13	0.02	3.84	3.86	0.00	0.00	0.00	0.00	22.99	20.18 [3]	1.10	[4,6,8]	0.18 [4]	3,768.0	25	[3]

Year Ended December 31,

2025	15.01	0.04	4.47	4.51	(0.39)	0.00	0.00	(0.39)	19.13	30.14	1.12	[6,8]	0.20	3,341.6	39

2024	14.02	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.01	7.90	1.11		0.23	3,416.5	37

2023	13.04	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.02	8.29	1.11		0.52	4,279.6	33

2022	17.58	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.04	(25.82)	1.12		0.20	4,473.6	44

2021	19.06	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[7]	(0.33)	17.58	(6.07)	1.08		(0.22)	8,408.8	33

R6 SHARES

Six Months Ended June 30,

2026	19.14	0.02	3.84	3.86	0.00	0.00	0.00	0.00	23.00	20.17 [3]	1.09	[4,6]	0.18 [4]	8.0	25	[3]

Year Ended December 31,

2025	15.02	0.02	4.49	4.51	(0.39)	0.00	0.00	(0.39)	19.14	30.12	1.12	[6]	0.14	6.5	39

2024	14.03	0.03	1.08	1.11	(0.12)	0.00	0.00	(0.12)	15.02	7.89	1.11		0.22	9.1	37

2023	13.05	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.03	8.27	1.11		0.50	8.2	33

2022	17.59	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.05	(25.81)	1.13		0.20	10.4	44

2021	19.07	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[7]	(0.33)	17.59	(6.07)	1.08		(0.21)	17.4	33

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Total expenses were 1.35% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.
[6]	Includes interest expense of less than 0.01%.
[7]	Less than $0.01 per share.
[8]	Total expenses were 1.09% and 1.11% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.

See Notes to Financial Statements.	43

Baron Select Funds	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GLOBAL OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	49.33	(0.20)	10.30	10.10	0.00	0.00	0.00	59.43	20.45	[3,4]	1.18	[5,6]	1.15	[5]	(0.80)[5]	229.3	2	[3]

Year Ended December 31,

2025	38.71	(0.42)	11.04	10.62	0.00	0.00	0.00	49.33	27.43	[4]	1.21	[6,7]	1.15	[7]	(0.99)	197.0	9	[8]

2024	30.70	(0.37)	8.38	8.01	0.00	0.00	0.00	38.71	26.09	[4]	1.22	[9]	1.16	[9]	(1.11)	178.1	8

2023	24.51	(0.30)	6.49	6.19	0.00	0.00	0.00	30.70	25.26	[4]	1.21	[9]	1.16	[9]	(1.11)	205.5	2

2022	51.65	(0.37)	(26.27)	(26.64)	0.00	(0.50)	(0.50)	24.51	(51.69)[4,10]		1.20	[9]	1.15	[9]	(1.14)	223.3	12

2021	51.34	(0.62)	0.93	0.31	0.00	0.00	0.00	51.65	0.60	[4,11]	1.15	[7]	1.15	[7]	(1.14)	786.3	24

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	50.67	(0.13)	10.57	10.44	0.00	0.00	0.00	61.11	20.60	[3,4]	0.91	[5]	0.90	[5]	(0.52)[5]	1,138.4	2	[3]

Year Ended December 31,

2025	39.81	(0.32)	11.28	10.96	(0.10)	0.00	(0.10)	50.67	27.53	[4]	0.94	[7]	0.90	[7]	(0.73)	524.5	9	[8]

2024	31.49	(0.29)	8.61	8.32	0.00	0.00	0.00	39.81	26.42	[4]	0.96	[9]	0.91	[9]	(0.86)	399.4	8

2023	25.08	(0.24)	6.65	6.41	0.00	0.00	0.00	31.49	25.56	[4]	0.95	[9]	0.91	[9]	(0.86)	470.0	2

2022	52.70	(0.30)	(26.82)	(27.12)	0.00	(0.50)	(0.50)	25.08	(51.57)[4,10]		0.94	[7]	0.90	[7]	(0.89)	538.1	12

2021	52.25	(0.49)	0.94	0.45	0.00	0.00	0.00	52.70	0.86	[4,11]	0.90	[7]	0.90	[7]	(0.89)	1,803.3	24

R6 SHARES

Six Months Ended June 30,

2026	50.79	(0.14)	10.61	10.47	0.00	0.00	0.00	61.26	20.57	[3,4]	0.91	[5]	0.90	[5]	(0.54)[5]	19.9	2	[3]

Year Ended December 31,

2025	39.83	(0.32)	11.38	11.06	(0.10)	0.00	(0.10)	50.79	27.76	[4]	0.94	[7]	0.90	[7]	(0.73)	15.7	9	[8]

2024	31.51	(0.29)	8.61	8.32	0.00	0.00	0.00	39.83	26.40	[4]	0.96	[9]	0.91	[9]	(0.86)	12.0	8

2023	25.09	(0.24)	6.66	6.42	0.00	0.00	0.00	31.51	25.59	[4]	0.95	[9]	0.91	[9]	(0.86)	10.3	2

2022	52.73	(0.29)	(26.85)	(27.14)	0.00	(0.50)	(0.50)	25.09	(51.58)[4,10]		0.95	[12]	0.90	[12]	(0.89)	9.3	12

2021	52.28	(0.50)	0.95	0.45	0.00	0.00	0.00	52.73	0.86	[4,11]	0.90	[7]	0.90	[7]	(0.89)	18.4	24

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Gross expenses were 1.17% and 1.20% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.
[7]	Includes interest expense of less than 0.01%.
[8]	Excludes impact of in-kind transactions.
[9]	Includes interest expense of 0.01%.
[10]

The Adviser made a voluntary payment to the Fund in the amount of $82,890 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[11]

The Adviser made voluntary payments to the Fund in the amount of $162,538 to compensate the Fund for losses incurred due to valuation errors. The impact of these payments increased the Fund’s total return by less than 0.01%.

[12]	Includes interest expense of 0.02%.

44	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE INCOME FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	16.90	0.19	2.05	2.24	(0.13)	0.00	(0.13)	19.01	13.30	[3,4]	1.20	[5,6]	1.05	[5]	2.10	[5]	23.7	78	[4,7]

Year Ended December 31,

2025	16.59	0.23	0.33	0.56	(0.25)	0.00	(0.25)	16.90	3.41	[3]	1.23	[6]	1.05		1.37		20.4	122	[7]

2024	14.35	0.20	2.24	2.44	(0.20)	0.00	(0.20)	16.59	17.16	[3]	1.27		1.05		1.34		16.1	131

2023	12.71	0.21	1.69	1.90	(0.26)	0.00	(0.26)	14.35	15.19	[3]	1.32		1.05		1.62		13.8	110

2022	17.90	0.17	(5.10)	(4.93)	(0.17)	(0.09)	(0.26)	12.71	(27.61)[3]		1.32	[8]	1.05	[8]	1.13		13.3	185	[9]

2021	14.08	0.15	3.93	4.08	(0.19)	(0.07)	(0.26)	17.90	29.08	[3]	1.42	[8]	1.05	[8]	0.94		17.9	97

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	17.12	0.21	2.08	2.29	(0.15)	0.00	(0.15)	19.26	13.44	[3,4]	0.86	[5,10]	0.80	[5]	2.33	[5]	263.9	78	[4,7]

Year Ended December 31,

2025	16.79	0.28	0.34	0.62	(0.29)	0.00	(0.29)	17.12	3.74	[3]	0.88		0.80		1.65		229.0	122	[7]

2024	14.53	0.24	2.26	2.50	(0.24)	0.00	(0.24)	16.79	17.36	[3]	0.90		0.80		1.60		160.6	131

2023	12.85	0.27	1.69	1.96	(0.28)	0.00	(0.28)	14.53	15.51	[3]	0.96		0.80		2.00		132.7	110

2022	18.05	0.20	(5.14)	(4.94)	(0.17)	(0.09)	(0.26)	12.85	(27.43)[3]		0.96	[8]	0.80	[8]	1.31		63.4	185	[9]

2021	14.15	0.18	3.98	4.16	(0.19)	(0.07)	(0.26)	18.05	29.51	[3]	1.08	[8]	0.80	[8]	1.11		113.7	97

R6 SHARES

Six Months Ended June 30,

2026	17.10	0.21	2.08	2.29	(0.15)	0.00	(0.15)	19.24	13.45	[3,4]	0.85	[5]	0.80	[5]	2.32	[5]	10.3	78	[4,7]

Year Ended December 31,

2025	16.77	0.27	0.35	0.62	(0.29)	0.00	(0.29)	17.10	3.74	[3]	0.88		0.80		1.61		9.4	122	[7]

2024	14.51	0.26	2.24	2.50	(0.24)	0.00	(0.24)	16.77	17.39	[3]	0.90		0.80		1.70		6.8	131

2023	12.84	0.28	1.67	1.95	(0.28)	0.00	(0.28)	14.51	15.44	[3]	0.97		0.80		2.12		1.6	110

2022	18.03	0.21	(5.14)	(4.93)	(0.17)	(0.09)	(0.26)	12.84	(27.41)[3]		0.97	[8]	0.80	[8]	1.38		0.6	185	[9]

2021	14.14	0.16	3.99	4.15	(0.19)	(0.07)	(0.26)	18.03	29.46	[3]	1.08	[8]	0.80	[8]	1.01		0.9	97

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not annualized.
[5]	Annualized.
[6]	Gross expenses were 1.17% and 1.22% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.
[7]	Excludes impact of in-kind transactions.
[8]	Includes interest expense of less than 0.01%.
[9]	Increased market volatility and large net capital stock outflows caused an increase in the Fund’s portfolio turnover rate in 2022 beyond historical levels.
[10]	Total expenses were 0.85% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.

See Notes to Financial Statements.	45

Baron Select Funds	June 30, 2026

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON HEALTH CARE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	20.88	(0.02)	0.87	0.85	0.00	0.00	0.00	21.73	4.12	[3,4]	1.30	[5,6]	1.10	[5]	(0.19)[5]	24.9	42	[4]

Year Ended December 31,

2025	18.98	(0.09)	1.99	1.90	0.00	0.00	0.00	20.88	10.01	[3]	1.27	[6]	1.10		(0.50)	28.1	74

2024	18.78	(0.08)	0.32	0.24	(0.04)	0.00	(0.04)	18.98	1.25	[3]	1.18		1.10		(0.42)	36.5	49

2023	17.69	(0.04)	1.13	1.09	0.00	0.00	0.00	18.78	6.16	[3]	1.20		1.10		(0.22)	49.8	52

2022	21.34	(0.06)	(3.59)	(3.65)	0.00	0.00	0.00	17.69	(17.10)[3]		1.21		1.10		(0.31)	55.0	72

2021	18.75	(0.17)	3.06	2.89	0.00	(0.30)	(0.30)	21.34	15.46	[3]	1.17		1.10		(0.82)	76.3	55

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	21.24	0.01	0.88	0.89	0.00	0.00	0.00	22.13	4.19	[3,4]	0.95	[5,7]	0.85	[5]	0.05 [5]	75.6	42	[4]

Year Ended December 31,

2025	19.26	(0.05)	2.03	1.98	0.00	0.00	0.00	21.24	10.28	[3]	0.95	[7]	0.85		(0.26)	102.6	74

2024	19.05	(0.03)	0.33	0.30	(0.09)	0.00	(0.09)	19.26	1.55	[3]	0.87		0.85		(0.17)	143.1	49

2023	17.91	0.01	1.13	1.14	0.00	0.00	0.00	19.05	6.37	[3]	0.88		0.85		0.03	154.7	52

2022	21.54	(0.01)	(3.62)	(3.63)	0.00	0.00	0.00	17.91	(16.85)[3]		0.90		0.85		(0.05)	149.3	72

2021	18.88	(0.12)	3.08	2.96	0.00	(0.30)	(0.30)	21.54	15.72	[3]	0.89		0.85		(0.57)	172.4	55

R6 SHARES

Six Months Ended June 30,

2026	21.23	0.01	0.88	0.89	0.00	0.00	0.00	22.12	4.19	[3,4]	0.93	[5]	0.85	[5]	0.06 [5]	13.6	42	[4]

Year Ended December 31,

2025	19.25	(0.05)	2.03	1.98	0.00	0.00	0.00	21.23	10.29	[3]	0.94		0.85		(0.26)	13.3	74

2024	19.05	(0.03)	0.32	0.29	(0.09)	0.00	(0.09)	19.25	1.50	[3]	0.87		0.85		(0.14)	13.8	49

2023	17.90	0.01	1.14	1.15	0.00	0.00	0.00	19.05	6.42	[3]	0.88		0.85		0.03	5.9	52

2022	21.54	(0.01)	(3.63)	(3.64)	0.00	0.00	0.00	17.90	(16.90)[3]		0.89		0.85		(0.05)	5.7	72

2021	18.87	(0.12)	3.09	2.97	0.00	(0.30)	(0.30)	21.54	15.79	[3]	0.89		0.85		(0.57)	6.5	55

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not annualized.
[5]	Annualized.
[6]	Gross expenses were 1.24% and 1.25% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.
[7]	Gross expenses were 0.94% and 0.94% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.

46	See Notes to Financial Statements.

June 30, 2026	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INDIA FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)		Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	9.08	(0.03)	0.02	(0.01)	0.00	0.00	0.00	9.07	(0.11)[3,4]		2.44	[5,6]	1.46	[5]	(0.72)	5.2		55	[4]

Year Ended December 31,

2025	9.17	(0.06)	0.00 [7]	(0.06)	(0.03)	0.00	(0.03)	9.08	(0.63)[3]		3.02	[6]	1.45		(0.64)	5.7		35

2024	7.81	(0.04)	1.41	1.37	(0.01)	0.00	(0.01)	9.17	17.55	[3]	7.96		1.45		(0.43)	2.0		94

2023	7.40	0.00	0.41	0.41	0.00	0.00	0.00	7.81	5.54	[3]	7.37		1.45		(0.05)	1.0		48

2022	10.17	(0.05)	(2.72)	(2.77)	0.00	0.00	0.00	7.40	(27.24)[3]		8.96		1.45		(0.58)	0.9		56

2021[8]	10.00	(0.05)	0.22	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	10.06	[5,9]	1.45	[5,9]	(1.25)[5]	1.3		14	[4]

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	9.15	(0.02)	0.03	0.01	0.00	0.00	0.00	9.16	0.11	[3,4]	1.91	[5,10]	1.21	[5]	(0.46)	18.5		55	[4]

Year Ended December 31,

2025	9.23	(0.04)	0.01	(0.03)	(0.05)	0.00	(0.05)	9.15	(0.34)[3]		2.30		1.20		(0.46)	17.4		35

2024	7.86	(0.02)	1.42	1.40	(0.03)	0.00	(0.03)	9.23	17.75	[3]	6.86		1.20		(0.20)	4.5		94

2023	7.43	0.03	0.40	0.43	0.00	0.00	0.00	7.86	5.79	[3]	6.93		1.20		0.35	1.5		48

2022	10.17	(0.03)	(2.71)	(2.74)	0.00	0.00	0.00	7.43	(26.94)[3]		7.22		1.20		(0.33)	2.7		56

2021[8]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	8.59	[5,9]	1.20	[5,9]	(1.00)[5]	3.2		14	[4]

R6 SHARES

Six Months Ended June 30,

2026	9.16	(0.02)	0.02	0.00	0.00	0.00	0.00	9.16	0.00	[3,4]	1.84	[5]	1.21	[5]	(0.46)	2.4		55	[4]

Year Ended December 31,

2025	9.24	(0.03)	0.00 [7]	(0.03)	(0.05)	0.00	(0.05)	9.16	(0.34)[3]		2.57		1.20		(0.37)	2.3		35

2024	7.86	(0.01)	1.42	1.41	(0.03)	0.00	(0.03)	9.24	17.87	[3]	6.58		1.20		(0.12)	2.3		94

2023	7.44	0.01	0.41	0.42	0.00	0.00	0.00	7.86	5.65	[3]	6.21		1.20		0.07	1.8		48

2022	10.17	(0.03)	(2.70)	(2.73)	0.00	0.00	0.00	7.44	(26.84)[3]		7.95		1.20		(0.42)	0.1		56

2021[8]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	8.10	[5,9]	1.20	[5,9]	(0.99)[5]	0.0	[11]	14	[4]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not annualized.
[5]	Annualized.
[6]	Gross expenses were 2.36% and 2.99% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively, after adjusting for certain transfer agency credits.
[7]	Less than $0.01 per share.
[8]	For the period July 30, 2021 (commencement of operations) to December 31, 2021.
[9]	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2021.
[10]	Total expenses were 1.90% for the six months ended June 30, 2026, after adjusting for certain transfer agency credits.
[11]	Amount represents less than $50,000.

See Notes to Financial Statements.	47

Baron Select Funds	June 30, 2026

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

RESULTS OF MEETING(S) OF SHAREHOLDERS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

FOR THE PERIOD COVERED BY THIS REPORT

Refer to the financial statements included herein.

June 30, 2026	Baron Select Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board” or the “Trustees”) of Baron Select Funds (the “Trust”) met on May 5, 2026 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron India Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered the Funds’ advisory fees and total expense ratios comparisons to similar funds managed by other advisers over comparable periods. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting, and throughout the year.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

SEMI SELECT 6/30/2026

June 30, 2026

Baron Funds®

Baron WealthBuilder Fund

Semi-Annual Financial Statements and Other Important Information

DEAR BARON WEALTHBUILDER FUND SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron WealthBuilder Fund (the Fund) for the six months ended June 30, 2026.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 21, 2026	Patrick M. Patalino Chief Operating Officer August 21, 2026	Christopher Snively Chief Financial Officer and Treasurer August 21, 2026

These Semi-Annual Financial Statements are for the Baron WealthBuilder Fund. If you are interested in the other series of Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, and Baron India Fund, Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Generational Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, or Baron ETF Trust, which contains Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, Baron Emerging Markets Select ETF, and Baron Risk Optimized Large Cap ETF, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolio of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund, unless accompanied or preceded by the Fund’s current prospectus or summary prospectus.

Baron WealthBuilder Fund	June 30, 2026

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2026

Shares		Cost	Value
Affiliated Mutual Funds (94.56%)

Small Cap (28.98%)
634,974	Baron Discovery Fund — Institutional Shares	$15,056,895	$24,414,770
1,090,814	Baron Generational Growth Fund — Institutional Shares	92,753,278	64,041,697
2,171,274	Baron Small Cap Fund — Institutional Shares	68,315,858	68,069,455

Total Small Cap		176,126,031	156,525,922

Small/Mid Cap (6.79%)
563,535	Baron Focused Growth Fund — Institutional Shares	15,149,257	36,669,210

Mid Cap (10.30%)
528,241	Baron Asset Fund — Institutional Shares	46,178,658	55,639,581

Large Cap (7.99%)
616,810	Baron Durable Advantage Fund — Institutional Shares	9,408,807	21,273,790
290,483	Baron Fifth Avenue Growth Fund — Institutional Shares	8,768,387	21,867,578

Total Large Cap		18,177,194	43,141,368

All Cap (19.04%)
328,364	Baron Opportunity Fund — Institutional Shares	6,946,944	22,102,207
275,893	Baron Partners Fund — Institutional Shares	15,235,861	80,726,437

Total All Cap		22,182,805	102,828,644

Non-U.S./Global (9.90%)
615,804	Baron Emerging Markets Fund — Institutional Shares	8,027,022	14,157,334
368,679	Baron Global Opportunity Fund — Institutional Shares	9,416,945	22,529,966
463,262	Baron International Growth Fund — Institutional Shares	11,423,396	16,807,156

Total Non-U.S./Global		28,867,363	53,494,456

Sector (11.56%)
775,854	Baron Health Care Fund — Institutional Shares	13,595,125	17,169,654
718,267	Baron Real Estate Fund — Institutional Shares	22,509,020	30,878,309
748,665	Baron Real Estate Income Fund — Institutional Shares	11,649,887	14,419,292

Total Sector		47,754,032	62,467,255

Total Affiliated Mutual Funds (94.56%)		354,435,340	510,766,436

Affiliated Exchange-Traded Funds (5.51%)
520,005	Baron Financials ETF	9,525,078	11,036,898
462,000	Baron SMID Cap ETF	11,321,310	11,515,165
222,000	Baron Technology ETF	5,635,470	7,210,827

Total Affiliated Exchange-Traded Funds		26,481,858	29,762,890

Total Investments in Affiliated Funds (100.07%)		$380,917,198	540,529,326

Liabilities Less Cash and Other Assets (-0.07%)			(362,874)

Net Assets			$540,166,452

%	Represents percentage of net assets.

All Affiliated Mutual Funds and Affiliated Exchange-Traded Funds are Level 1, see footnote 5f for dividend income and other distributions.

2	See Notes to Financial Statements.

June 30, 2026	Baron WealthBuilder Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2026

Assets:
Investments in Affiliated Funds, at value*	$540,529,326
Receivable for capital shares sold	181,434
Prepaid expenses	6,624

540,717,384

Liabilities:
Due to custodian bank	157,010
Payable for securities purchased	5,434
Payable for capital shares redeemed	157,668
Investment advisory fees payable (Note 4)	23
Distribution fees payable (Note 4)	1
Other accrued expenses and other payables	230,796

550,932

Net Assets	$540,166,452

Net Assets consist of:
Paid-in capital	$370,022,635
Distributable earnings (losses)	170,143,817

Net Assets	$540,166,452

Retail Shares:
Net Assets	$77,979,765
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,464,048

Net Asset Value Per Share	$22.51

TA Shares:
Net Assets	$59,386,269
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,588,076

Net Asset Value Per Share	$22.95

Institutional Shares:
Net Assets	$402,800,418
Shares Outstanding ($0.01 par value; indefinite shares authorized)	17,547,354

Net Asset Value Per Share	$22.96

*Investments in Affiliated Funds, at cost	$380,917,198

See Notes to Financial Statements.	3

Baron WealthBuilder Fund	June 30, 2026

STATEMENT OF OPERATIONS (Unaudited)

JUNE 30, 2026

For the Six Months Ended June 30, 2026
Investment income (loss):
Income:
Dividends from Affiliated Funds	$113,868
Interest	93

Total income	113,961

Expenses:
Distribution fees — Retail Shares (Note 5)	95,537
Shareholder servicing agent fees and expenses — Retail Shares	2,404
Shareholder servicing agent fees and expenses — TA Shares	1,773
Shareholder servicing agent fees and expenses — Institutional Shares	12,350
Reports to shareholders	40,966
Registration and filing fees	31,759
Custodian and fund accounting fees	15,409
Trustee fees and expenses (Note 5)	12,770
Administration fees	26,098
Insurance expense	4,103
Line of credit fees	8,202
Professional fees	129,739
Miscellaneous expenses	2,607

Total operating expenses	383,717
Expenses reimbursed — Retail Shares (Note 5)	(21,862)
Expenses reimbursed — TA Shares (Note 5)	(16,141)
Expenses reimbursed — Institutional Shares (Note 5)	(112,365)

Total net expenses	233,349

Net investment income (loss)	(119,388)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on Affiliated Funds	19,559,067
Change in net unrealized appreciation (depreciation) of
Affiliated Funds	9,177,972

Net gain (loss) on investments	28,737,039

Net increase (decrease) in net assets resulting from operations	$28,617,651

4	See Notes to Financial Statements.

June 30, 2026	Baron WealthBuilder Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(119,388)	$990,734
Net realized gain (loss)	19,559,067	42,161,226
Change in net unrealized appreciation (depreciation)	9,177,972	7,556,329

Increase (decrease) in net assets resulting from operations	28,617,651	50,708,289

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(6,053,710)
Distributable earnings — TA Shares	—	(4,216,561)
Distributable earnings — Institutional Shares	—	(30,489,989)

Decrease in net assets from distributions to shareholders	—	(40,760,260)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	5,140,806	6,234,197
Proceeds from the sale of shares — TA Shares	634,861	2,180,895
Proceeds from the sale of shares — Institutional Shares	13,129,594	26,837,325
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	5,992,385
Net asset value of shares issues in reinvestment of distribution — TA Shares	—	4,161,952
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	29,505,985
Cost of shares redeemed — Retail Shares	(15,031,852)	(21,231,321)
Cost of shares redeemed — TA Shares	(3,026,330)	(8,991,806)
Cost of shares redeemed — Institutional Shares	(48,385,675)	(68,028,158)

Increase (decrease) in net assets derived from capital share transactions	(47,538,596)	(23,338,546)

Net increase (decrease) in net assets	(18,920,945)	(13,390,517)

Net Assets:
Beginning of period	559,087,397	572,477,914

End of period	$540,166,452	$559,087,397

Capital share transactions — Retail Shares
Shares sold	240,800	304,058
Shares issued in reinvestment of distributions	—	280,324
Shares redeemed	(712,350)	(1,028,992)

Net increase (decrease)	(471,550)	(444,610)

Capital share transactions — TA Shares
Shares sold	29,739	102,440
Shares issued in reinvestment of distributions	—	191,285
Shares redeemed	(140,704)	(441,026)

Net increase (decrease)	(110,965)	(147,301)

Capital share transactions — Institutional Shares
Shares sold	610,734	1,271,505
Shares issued in reinvestment of dividends	—	1,355,508
Shares redeemed	(2,271,420)	(3,273,774)

Net increase (decrease)	(1,660,686)	(646,761)

See Notes to Financial Statements.	5

Baron WealthBuilder Fund	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share for mutual funds and at their last sale price on exchange for exchange traded funds on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and capital gain distributions from the Underlying Funds are

6

June 30, 2026	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends received from Underlying Funds are reflected as dividend income; capital gain distributions are reflected as realized gains.

d) Expense Allocation. The Fund is charged for those expenses directly attributable to the Fund, such as distribution and transfer agency fees. Expenses that are not directly attributable to the Fund are typically allocated among the funds in the Trust and Baron Investment Funds Trust (collectively, the Fund Complex) in proportion to their respective net assets. The Fund accrues distribution and service (12b-1) fees to Retail Shares.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because Underlying Funds have varied expenses and fee levels and the Fund may own different proportion of Underlying Funds at different times, the amount of acquired fund fees and expenses incurred indirectly by the Fund will vary.

e) Single or Related Issuers and Common CEO Risk. Single or related issuers risk is the possibility that factors specific to an issuer or issuers to which an Underlying Fund is exposed will affect the market prices of such issuers’ securities. The performance of those issuers may have a greater effect on the Fund’s performance compared to a fund that has a greater diversity of investments in multiple issuers. Thus, an Underlying Fund with concentrated investments in certain single issuers is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period. Baron Asset Fund, Baron Partners Fund, Baron Focused Growth Fund, and Baron Global Opportunity Fund currently have significant investments in Space Exploration Technologies Corp. (“SpaceX”) and Tesla, Inc. (“Tesla”). As a result, the net asset value of the Fund will be materially impacted by the price of each issuer’s stock. Before investing in the Fund, investors should carefully consider publicly available information about SpaceX and Tesla. As long as the Underlying Funds maintain a substantial investment in these issuers, the Funds’ performance will be significantly affected by the performance of the stock and a decline in the price of Tesla or SpaceX stock could materially and adversely affect your investment in the Fund. This risk may be amplified because these companies share the same Chief Executive Officer and major stockholder. The Underlying Funds may invest in different companies that have certain persons in common, including the Chief Executive Officer or other person or persons fundamental to the success of the company. As a result, the Fund may be exposed to risks associated with an individual which may be greater than would be the case if measured only by investments on a per company basis. Notably, the Underlying Funds have made investments in SpaceX and Tesla, the Chief Executive Officer of each is Elon Musk. As such, the Fund may be considered to be exposed to risk associated with Mr. Musk.

f) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investments in Space X and Tesla, which represent about 50% of Baron Partners Fund’s net assets as of June 30, 2026, Baron Partners Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. The Fund will not be subject to federal or state income taxes to the extent that it qualifies as regulated investment companies and substantially all of its income is distributed.

j) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, short-term capital gain distributions, and wash sale losses deferred. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund, if not distributed. The Fund intends to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

l) Segment Reporting. The Adviser’s Management Committee acts as the Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Financial Statements.

7

Baron WealthBuilder Fund	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Baron WealthBuilder Fund	$5,377,290	$52,798,819

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Fund and the Underlying Funds. The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ Prospectuses or Statements of Additional Information for specific fees. The Adviser has contractually agreed to reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, and dividend expenses, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term as follows:

Annual Operating Expense Ratio Cap

Retail Shares	TA Shares	Institutional Shares
0.30%	0.05%	0.05%

The aforementioned reimbursement, if applicable, is not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Fund’s shares. The Fund is authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $225,000 with the Chairman of the Trust receiving an additional $50,000. An additional $65,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Fund has entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Ownership Concentration. As of June 30, 2026 the officers, Trustees and portfolio managers owned, directly or indirectly, 13.24% of the Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to the Fund’s shareholders.

8

June 30, 2026	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

f) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Shares Held at December 31, 2025	Value at December 31, 2025	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2026	Value at June 30, 2026	% of Net Assets at June 30, 2026
“Affiliated” Company as of June 30, 2026:
Baron Asset Fund*	559,158	$53,695,909	$—	$3,374,906	$5,162,944	$155,634	$—	528,241	$55,639,581	10.30%
Baron Discovery Fund*	710,142	25,664,543	—	2,716,133	742,926	723,434	—	634,974	24,414,770	4.52%
Baron Durable Advantage Fund*	670,649	22,372,852	—	1,827,881	62,491	666,328	—	616,810	21,273,790	3.94%
Baron Emerging Markets Fund*	841,928	16,106,082	—	4,914,190	1,423,248	1,542,194	—	615,804	14,157,334	2.62%
Baron Fifth Avenue Growth Fund*	350,072	23,587,881	—	4,025,727	416,083	1,889,341	—	290,483	21,867,578	4.05%
Baron Financials ETF	520,005	12,946,669	—	1	(1,909,770)	—	—	520,005	11,036,898	2.04%
Baron Focused Growth Fund*	690,381	41,747,323	—	7,651,650	(103,638)	2,677,175	—	563,535	36,669,210	6.79%
Baron Global Opportunity Fund*	489,198	24,787,642	—	6,314,274	1,178,757	2,877,841	—	368,679	22,529,966	4.17%
Baron Generational Growth Fund*	1,004,219	68,768,895	5,263,422	—	(9,990,620)	—	—	1,090,814	64,041,697	11.86%
Baron Health Care Fund*	775,854	16,479,144	—	—	690,510	—	—	775,854	17,169,654	3.18%
Baron International Growth Fund*	543,969	17,483,156	—	2,661,893	1,913,069	72,824	—	463,262	16,807,156	3.11%
Baron Opportunity Fund*	402,470	23,395,596	—	4,498,001	674,792	2,529,820	—	328,364	22,102,207	4.09%
Baron Partners Fund*	316,671	83,933,690	—	10,855,124	1,256,088	6,391,783	—	275,893	80,726,437	14.94%
Baron Real Estate Fund*	810,295	32,906,077	—	3,719,322	1,670,413	21,141	—	718,267	30,878,309	5.72%
Baron Real Estate Income Fund*	753,863	12,906,141	113,868	213,836	1,594,593	18,526	113,868	748,665	14,419,292	2.67%
Baron Small Cap Fund*	2,172,114	65,684,727	—	25,881	2,417,583	(6,974)	—	2,171,274	68,069,455	12.60%
Baron SMID Cap ETF	462,000	11,171,160	—	—	344,005	—	—	462,000	11,515,165	2.13%
Baron Technology ETF	222,000	5,576,329	—	—	1,634,498	—	—	222,000	7,210,827	1.34%

		$559,213,816	$5,377,290	$52,798,819	$9,177,972	$19,559,067	$113,868		$540,529,326	100.07%

*	Institutional Shares

6. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund, Baron Generational Growth Fund, and Baron ETF Trust) participates in a committed line of credit agreement with State Street in the amount of $500 million to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2026, the Fund did not have any borrowings under the line of credit.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, short-term capital gain distributions, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences.

9

Baron WealthBuilder Fund	June 30, 2026

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of June 30, 2026, the Fund’s cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$380,917,198

Gross tax unrealized appreciation	188,570,112
Gross tax unrealized depreciation	(28,957,984)

Net tax unrealized appreciation (depreciation)	159,612,128

The estimated tax character of distributions paid during the six months ended June 30, 2026 and the year ended December 31, 2025 was as follows:

Six Months Ended June 30, 2026		Year Ended December 31, 2025

Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
$ —	$ —	$1,183,302	$39,576,958

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Fund is required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Fund’s federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. At June 30, 2026 the Fund did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Fund’s federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

10

June 30, 2026	Baron WealthBuilder Fund

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

		Income (loss) from Investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]		Gross expenses (%)[4]		Net expenses (%)[4]		Net investment income (loss) (%)[2]	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2026	21.30	(0.03)	1.24	1.21	0.00	0.00	0.00	22.51	5.68	[5,6]	0.36	[7]	0.30	[7]	(0.26)[7]	78.0	1	[5]

Year Ended December 31,

2025	20.85	(0.01)	2.06	2.05	0.00 [8]	(1.60)	(1.60)	21.30	9.88	[6]	0.32		0.30		(0.04)	83.9	11

2024	17.60	(0.03)	3.28	3.25	0.00	0.00	0.00	20.85	18.47	[6]	0.33		0.30		(0.17)	91.3	7

2023	14.04	(0.03)	3.59	3.56	0.00	0.00	0.00	17.60	25.36	[6]	0.33		0.30		(0.18)	94.9	7

2022	21.56	(0.04)	(7.02)	(7.06)	(0.08)	(0.38)	(0.46)	14.04	(32.75)[6]		0.34		0.30		(0.27)	76.0	21

2021	19.57	(0.03)	3.21	3.18	0.00	(1.19)	(1.19)	21.56	16.42	[6]	0.33	[9]	0.30	[9]	(0.13)	117.4	0	[10]

TA SHARES

Six Months Ended June 30,

2026	21.69	(0.00)[8]	1.26	1.26	0.00	0.00	0.00	22.95	5.81	[5,6]	0.11	[7]	0.05	[7]	(0.01)[7]	59.4	1	[5]

Year Ended December 31,

2025	21.19	0.05	2.10	2.15	(0.05)	(1.60)	(1.65)	21.69	10.21	[6]	0.07		0.05		0.22	58.5	11

2024	17.85	0.02	3.33	3.35	(0.01)	0.00	(0.01)	21.19	18.74	[6]	0.08		0.05		0.08	60.3	7

2023	14.21	0.01	3.64	3.65	(0.01)	0.00	(0.01)	17.85	25.66	[6]	0.08		0.05		0.07	49.5	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[6]		0.08		0.05		(0.02)	37.9	21

2021	19.70	0.03	3.22	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[6]	0.08	[9]	0.05	[9]	0.12	47.2	0	[10]

INSTITUTIONAL SHARES

Six Months Ended June 30,

2026	21.69	(0.00)[8]	1.27	1.27	0.00	0.00	0.00	22.96	5.81	[5,6]	0.11	[7]	0.05	[7]	(0.01)[7]	402.8	1	[5]

Year Ended December 31,

2025	21.20	0.05	2.09	2.14	(0.05)	(1.60)	(1.65)	21.69	10.15	[6]	0.07		0.05		0.22	416.7	11

2024	17.86	0.01	3.34	3.35	(0.01)	0.00	(0.01)	21.20	18.73	[6]	0.08		0.05		0.08	420.9	7

2023	14.21	0.01	3.65	3.66	(0.01)	0.00	(0.01)	17.86	25.73	[6]	0.08		0.05		0.07	403.1	7

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[6]		0.09		0.05		(0.02)	312.5	21

2021	19.70	0.02	3.23	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[6]	0.08	[9]	0.05	[9]	0.09	412.2	0	[10]

[1]	Based on average shares outstanding.
[2]	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations by the Underlying Funds.
[3]	Total returns reflect reinvestment of all dividends and distributions, if any.
[4]	Expenses do not include acquired fund fees and expenses of the Underlying Funds.
[5]	Not annualized.
[6]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[7]	Annualized.
[8]	Less than $0.01 per share.
[9]	Includes interest expense of less than 0.01%.
[10]	Less than 0.5%.

See Notes to Financial Statements.	11

Baron WealthBuilder Fund	June 30, 2026

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

12

June 30, 2026	Baron WealthBuilder Fund

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BARON WEALTHBUILDER FUND BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board” or the “Trustees”) of Baron Select Funds (the “Trust”) met on May 5, 2026 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for Baron WealthBuilder Fund (the “Fund”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreement for the Fund. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreement for the Fund for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had previously considered in connection with approving the investment advisory agreement for the Fund and those of the underlying Baron funds in which it invests and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: relationships with and supervision of third party service providers, such as the Fund’s custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Fund and the support services provided to the Board;

•	The Adviser’s investment principles and processes and the historical performance of the Fund as compared to similar funds managed by other advisers over comparable periods;

•

The total expense ratio of the Fund and comparisons to similar funds managed by other advisers over comparable periods. They observed that the net operating expenses paid by the Fund (total expense ratio) were within the range of those of the funds in its peer group; and

•	Additional services provided by the Adviser.

No advisory fee is payable by the Fund to the Adviser, although the Fund bears indirectly its pro rata share of the expenses of the underlying Baron funds in which it invests, including advisory fees payable by such underlying Baron funds to the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to the Fund supported approval of the investment advisory agreement for the Fund.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

As part of its consideration of the investment performance of the Fund and the Adviser, the Board took into account the analyses performed by Broadridge. The Board considered, among other information, Broadridge’s comparison of the expense ratio with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of the Fund’s annualized total return and related risk metrics over one-, three- and five-year periods against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that the Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

Since the Fund does not pay advisory fees, the Board did not consider any comparisons to the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to any other funds or separately managed accounts. The Board was provided with a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows. However, since the Fund does not pay an advisory fee the Board did not consider the profitability analysis material to its considerations.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Fund.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund does not pay an advisory fee, the Board did not consider potential economies of scale. The Board did consider that the Adviser was continuing to grow and upgrade its staff and invest in its business.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of the Fund’s investment advisory agreement.

13

SEMIWEALTH 6/30/2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: August 28, 2026

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: August 28, 2026